UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21475
RBC Funds Trust
(Exact name of registrant as specified in charter)

250 Nicollet Mall, Suite 1550
Minneapolis, MN 55401
(Address of principal executive offices) (Zip code)

Tara Tilbury
250 Nicollet Mall, Suite 1550
Minneapolis, MN 55401
(Name and address of agent for service)
Registrant's telephone number, including area code:
(612) 376-7132
Date of fiscal year end:
March 31, 2026
Date of reporting period:
September 30, 2025
Item 1. Report to Stockholders
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
RBC International Small Cap Equity Fund
Class A / RISSX
Semi-annual SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the RBC International Small Cap Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Small Cap Equity Fund (Class A/RISSX)	$69	1.24%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Out-of-benchmark positions in Fujikura Ltd and Life360 Inc were additive to relative performance.
Stock Selection	Positive	An overweight position in Ryohim Keikaku Co. was additive to relative performance.
Stock Selection	Negative	Out-of-benchmark positions in Voltronic Power Technology, FPT Corp, and Varun Beverages detracted from relative performance.
Fund Performance
Growth of $ 10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	Since Inception
RBC International Small Cap Equity Fund (Class A/RISSX)— including sales load (5.75%)	14.49%	7.96%	11.95%(a)
RBC International Small Cap Equity Fund (Class A/RISSX) — excluding sales load	21.50%	14.53%	14.35%(a)
MSCI ACWI ex USA Net Total Return USD Index (Regulatory Benchmark)	19.75%	16.45%	15.46%
MSCI ACWI ex USA Small Cap Total Return Net Index (Strategy Benchmark)	24.74%	15.93%	14.72%
#	Not annualized.
(a)	Commenced operations on December 14, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,319,232
Total number of portfolio holdings	79
Portfolio turnover rate as of the end of the reporting period	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fujikura Ltd.	3.5%
SpareBank 1 SMN	2.5%
International Container Terminal Services, Inc.	2.4%
BayCurrent Inc	2.2%
Food & Life Cos. Ltd.	2.2%
Round One Corp.	2.2%
Japan Steel Works Ltd. (The)	2.2%
Technip Energies NV	2.1%
PAL GROUP Holdings Co. Ltd.	2.0%
Asics Corp.	2.0%
Top Ten Countries
Japan	25.3%
United Kingdom	9.3%
Sweden	6.6%
Australia	5.9%
Norway	5.8%
India	5.3%
France	4.8%
Taiwan	4.5%
China	4.3%
Germany	3.6%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
ICA-SAR-09-25
RBC International Small Cap Equity Fund — Class A
RBC International Small Cap Equity Fund
Class I / RISIX
Semi-annual SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the RBC International Small Cap Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Small Cap Equity Fund (Class I/RISIX)	$55	0.99%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Out-of-benchmark positions in Fujikura Ltd and Life360 Inc were additive to relative performance.
Stock Selection	Positive	An overweight position in Ryohim Keikaku Co. was additive to relative performance.
Stock Selection	Negative	Out-of-benchmark positions in Voltronic Power Technology, FPT Corp, and Varun Beverages detracted from relative performance.
Fund Performance
Growth of $ 100,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	Since Inception
RBC International Small Cap Equity Fund (Class I/RISIX)	21.65%	14.88%	14.64%(a)
MSCI ACWI ex USA Net Total Return USD Index (Regulatory Benchmark)	19.75%	16.45%	15.46%
MSCI ACWI ex USA Small Cap Total Return Net Index (Strategy Benchmark)	24.74%	15.93%	14.72%
#	Not annualized.
(a)	Commenced operations on December 14, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,319,232
Total number of portfolio holdings	79
Portfolio turnover rate as of the end of the reporting period	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fujikura Ltd.	3.5%
SpareBank 1 SMN	2.5%
International Container Terminal Services, Inc.	2.4%
BayCurrent Inc	2.2%
Food & Life Cos. Ltd.	2.2%
Round One Corp.	2.2%
Japan Steel Works Ltd. (The)	2.2%
Technip Energies NV	2.1%
PAL GROUP Holdings Co. Ltd.	2.0%
Asics Corp.	2.0%
Top Ten Countries
Japan	25.3%
United Kingdom	9.3%
Sweden	6.6%
Australia	5.9%
Norway	5.8%
India	5.3%
France	4.8%
Taiwan	4.5%
China	4.3%
Germany	3.6%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
ICI-SAR-09-25
RBC International Small Cap Equity Fund — Class I
RBC International Small Cap Equity Fund
Class R6 / RISRX
Semi-annual SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the RBC International Small Cap Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Small Cap Equity Fund (Class R6/RISRX)	$52	0.94%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Out-of-benchmark positions in Fujikura Ltd and Life360 Inc were additive to relative performance.
Stock Selection	Positive	An overweight position in Ryohim Keikaku Co. was additive to relative performance.
Stock Selection	Negative	Out-of-benchmark positions in Voltronic Power Technology, FPT Corp, and Varun Beverages detracted from relative performance.
Fund Performance
Growth of $ 250,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	Since Inception
RBC International Small Cap Equity Fund (Class R6/RISRX)	21.65%	14.84%	14.68%(a)
MSCI ACWI ex USA Net Total Return USD Index (Regulatory Benchmark)	19.75%	16.45%	15.46%
MSCI ACWI ex USA Small Cap Total Return Net Index (Strategy Benchmark)	24.74%	15.93%	14.72%
#	Not annualized.
(a)	Commenced operations on December 14, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,319,232
Total number of portfolio holdings	79
Portfolio turnover rate as of the end of the reporting period	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fujikura Ltd.	3.5%
SpareBank 1 SMN	2.5%
International Container Terminal Services, Inc.	2.4%
BayCurrent Inc	2.2%
Food & Life Cos. Ltd.	2.2%
Round One Corp.	2.2%
Japan Steel Works Ltd. (The)	2.2%
Technip Energies NV	2.1%
PAL GROUP Holdings Co. Ltd.	2.0%
Asics Corp.	2.0%
Top Ten Countries
Japan	25.3%
United Kingdom	9.3%
Sweden	6.6%
Australia	5.9%
Norway	5.8%
India	5.3%
France	4.8%
Taiwan	4.5%
China	4.3%
Germany	3.6%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
ICR-SAR-09-25
RBC International Small Cap Equity Fund — Class R6
RBC International Equity Fund
Class A / RIEAX
Semi-annual SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the RBC International Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Equity Fund (Class A/RIEAX)	$56	1.04%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Overweight positions in Mitsubishi Heavy Industries and NEC Corp were additive to relative performance.
Stock Selection	Positive	An out-of-benchmark position in Taiwan Semiconductor Manufacturing was additive to relative performance.
Stock Selection	Negative	Overweight positions in Novo Nordisk and London Stock Exchange Group detracted from relative performance. An underweight position in SoftBank Group detracted from relative performance.

Fund Performance
Growth of $ 10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	Since Inception
RBC International Equity Fund (Class A/RIEAX)— including sales load (5.75%)	6.52%	0.27%	10.01%(a)
RBC International Equity Fund (Class A/RIEAX) — excluding sales load	12.98%	6.37%	12.37%
MSCI EAFE Total Return Net Index	17.10%	14.99%	15.16%
#	Not annualized.
(a)	Commenced operations on December 14, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$28,039,325
Total number of portfolio holdings	93
Portfolio turnover rate as of the end of the reporting period	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
ASML Holding NV	3.1%
Mitsubishi Heavy Industries Ltd.	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Sony Group Corp.	2.6%
DBS Group Holdings Ltd.	2.5%
AstraZeneca Plc	2.2%
Allianz SE	2.1%
NEC Corp.	2.0%
EssilorLuxottica SA	2.0%
Air Liquide SA	1.8%
Top Ten Countries
Japan	21.1%
United Kingdom	13.7%
France	9.4%
Germany	8.0%
Netherlands	5.9%
Australia	5.9%
Spain	5.2%
Switzerland	5.0%
Ireland	3.7%
Sweden	3.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
IEA-SAR-09-25
RBC International Equity Fund — Class A
RBC International Equity Fund
Class I / RIEIX
Semi-annual SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the RBC International Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Equity Fund (Class I/RIEIX)	$42	0.79%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Overweight positions in Mitsubishi Heavy Industries and NEC Corp were additive to relative performance.
Stock Selection	Positive	An out-of-benchmark position in Taiwan Semiconductor Manufacturing was additive to relative performance.
Stock Selection	Negative	Overweight positions in Novo Nordisk and London Stock Exchange Group detracted from relative performance. An underweight position in SoftBank Group detracted from relative performance.

Fund Performance
Growth of $ 100,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	Since Inception
RBC International Equity Fund (Class I/RIEIX)	13.14%	6.64%	12.66%(a)
MSCI EAFE Total Return Net Index	17.10%	14.99%	15.16%
#	Not annualized.
(a)	Commenced operations on December 14, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$28,039,325
Total number of portfolio holdings	93
Portfolio turnover rate as of the end of the reporting period	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
ASML Holding NV	3.1%
Mitsubishi Heavy Industries Ltd.	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Sony Group Corp.	2.6%
DBS Group Holdings Ltd.	2.5%
AstraZeneca Plc	2.2%
Allianz SE	2.1%
NEC Corp.	2.0%
EssilorLuxottica SA	2.0%
Air Liquide SA	1.8%
Top Ten Countries
Japan	21.1%
United Kingdom	13.7%
France	9.4%
Germany	8.0%
Netherlands	5.9%
Australia	5.9%
Spain	5.2%
Switzerland	5.0%
Ireland	3.7%
Sweden	3.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
IEI-SAR-09-25
RBC International Equity Fund — Class I
RBC International Equity Fund
Class R6 / RIERX
Semi-annual SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the RBC International Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Equity Fund (Class R6/RIERX)	$40	0.74%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Overweight positions in Mitsubishi Heavy Industries and NEC Corp were additive to relative performance.
Stock Selection	Positive	An out-of-benchmark position in Taiwan Semiconductor Manufacturing was additive to relative performance.
Stock Selection	Negative	Overweight positions in Novo Nordisk and London Stock Exchange Group detracted from relative performance. An underweight position in SoftBank Group detracted from relative performance.

Fund Performance
Growth of $ 250,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	Since Inception
RBC International Equity Fund (Class R6/RIERX)	13.13%	6.78%	12.73%(a)
MSCI EAFE Total Return Net Index	17.10%	14.99%	15.16%
#	Not annualized.
(a)	Commenced operations on December 14, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$28,039,325
Total number of portfolio holdings	93
Portfolio turnover rate as of the end of the reporting period	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
ASML Holding NV	3.1%
Mitsubishi Heavy Industries Ltd.	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Sony Group Corp.	2.6%
DBS Group Holdings Ltd.	2.5%
AstraZeneca Plc	2.2%
Allianz SE	2.1%
NEC Corp.	2.0%
EssilorLuxottica SA	2.0%
Air Liquide SA	1.8%
Top Ten Countries
Japan	21.1%
United Kingdom	13.7%
France	9.4%
Germany	8.0%
Netherlands	5.9%
Australia	5.9%
Spain	5.2%
Switzerland	5.0%
Ireland	3.7%
Sweden	3.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
IER-SAR-09-25
RBC International Equity Fund — Class R6
RBC Global Opportunities Fund
Class A / RGPAX
Semi-annual SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the RBC Global Opportunities Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Global Opportunities Fund (Class A/RGPAX)	$55	1.00%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub-Advisor determines, in its sole discretion, that conditions are not favorable. If the Sub-Advisor determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Overweight positions in AppLovin, Taiwan Semiconductor Manufacturing, and Microsoft were additive to relative performance.
Stock Selection	Negative	Overweight positions in UnitedHealth Group, Chubb, and Accenture detracted from relative performance.
Fund Performance
Growth of $ 10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	5 Years	10 Years
RBC Global Opportunities Fund (Class A/RGPAX)— including sales load (5.75%)	12.42%	7.51%	7.92%	10.86%(a)
RBC Global Opportunities Fund (Class A/RGPAX) — excluding sales load	19.26%	14.05%	9.21%	11.51%(a)
MSCI ACWI Net Total Return USD Index	20.03%	17.27%	13.54%	11.91%
#	Not annualized.
(a)
The Fund’s Class A shares commenced operations on January 28, 2020. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 3, 2014) and has been adjusted to reflect the fees and expenses of Class A.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$505,630,304
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	6.2%
Microsoft Corp.	6.2%
JPMorgan Chase & Co.	3.7%
Broadcom, Inc.	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Safran SA	3.2%
Home Depot, Inc. (The)	3.1%
CRH Plc	3.1%
Cheniere Energy, Inc.	3.0%
Amazon.com, Inc.	2.9%
Top Ten Countries
United States	63.1%
United Kingdom	11.2%
Switzerland	4.5%
Japan	4.5%
Taiwan	3.3%
France	3.2%
Italy	2.6%
India	1.6%
Germany	1.6%
Hong Kong	1.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
GOA-SAR-09-25
RBC Global Opportunities Fund — Class A
RBC Global Opportunities Fund
Class I / RGOIX
Semi-annual SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the RBC Global Opportunities Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Global Opportunities Fund (Class I/RGOIX)	$41	0.75%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub-Advisor determines, in its sole discretion, that conditions are not favorable. If the Sub-Advisor determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Overweight positions in AppLovin, Taiwan Semiconductor Manufacturing, and Microsoft were additive to relative performance.
Stock Selection	Negative	Overweight positions in UnitedHealth Group, Chubb, and Accenture detracted from relative performance.
Fund Performance
Growth of $ 100,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	5 Years	10 Years
RBC Global Opportunities Fund (Class I/RGOIX)	19.37%	14.34%	9.48%	11.75%
MSCI ACWI Net Total Return USD Index	20.03%	17.27%	13.54%	11.91%
#	Not annualized.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$505,630,304
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	6.2%
Microsoft Corp.	6.2%
JPMorgan Chase & Co.	3.7%
Broadcom, Inc.	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Safran SA	3.2%
Home Depot, Inc. (The)	3.1%
CRH Plc	3.1%
Cheniere Energy, Inc.	3.0%
Amazon.com, Inc.	2.9%
Top Ten Countries
United States	63.1%
United Kingdom	11.2%
Switzerland	4.5%
Japan	4.5%
Taiwan	3.3%
France	3.2%
Italy	2.6%
India	1.6%
Germany	1.6%
Hong Kong	1.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
GOI-SAR-09-25
RBC Global Opportunities Fund — Class I
RBC Global Opportunities Fund
Class R6 / RGORX
Semi-annual SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the RBC Global Opportunities Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Global Opportunities Fund (Class R6/RGORX)	$38	0.70%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub-Advisor determines, in its sole discretion, that conditions are not favorable. If the Sub-Advisor determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Overweight positions in AppLovin, Taiwan Semiconductor Manufacturing, and Microsoft were additive to relative performance.
Stock Selection	Negative	Overweight positions in UnitedHealth Group, Chubb, and Accenture detracted from relative performance.
Fund Performance
Growth of $ 250,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	5 Years	10 Years
RBC Global Opportunities Fund (Class R6/RGORX)	19.36%	14.34%	9.54%	11.80%(a)
MSCI ACWI Net Total Return USD Index	20.03%	17.27%	13.54%	11.91%
#	Not annualized.
(a)
The Fund’s Class R6 shares commenced operations on November 22, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 3, 2014) and has been adjusted to reflect the fees and expenses of Class R6.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$505,630,304
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	6.2%
Microsoft Corp.	6.2%
JPMorgan Chase & Co.	3.7%
Broadcom, Inc.	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Safran SA	3.2%
Home Depot, Inc. (The)	3.1%
CRH Plc	3.1%
Cheniere Energy, Inc.	3.0%
Amazon.com, Inc.	2.9%
Top Ten Countries
United States	63.1%
United Kingdom	11.2%
Switzerland	4.5%
Japan	4.5%
Taiwan	3.3%
France	3.2%
Italy	2.6%
India	1.6%
Germany	1.6%
Hong Kong	1.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
GOR-SAR-09-25
RBC Global Opportunities Fund — Class R6
RBC Emerging Markets Value Equity Fund
Class A / REVAX
Semi-annual SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the RBC Emerging Markets Value Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets Value Equity Fund (Class A/REVAX)	$69	1.21%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection in Financials and Consumer Discretionary sectors benefited relative returns.
Sector Asset Weighting	Negative	Overweight exposure to Financials detracted from relative performance.
Country Security Selection	Positive	Security selection in Taiwan and Chile benefited relative returns.
Fund Performance
Growth of $ 10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	5 Years	Since Inception
RBC Emerging Markets Value Equity Fund (Class A/REVAX)— including sales load (5.75%)	19.00%	14.29%	9.60%	4.38%(a)
RBC Emerging Markets Value Equity Fund (Class A/REVAX) — excluding sales load	26.29%	21.20%	10.92%	5.19%(a)
MSCI Emerging Markets Net Total Return USD Index	23.91%	17.32%	7.02%	4.71%
#	Not annualized.
(a)
The Fund’s Class A shares commenced operations on April 19, 2022. Performance shown for this share class prior to commencement of operations reflects the performance of Class I share (which commenced operations on February 9, 2018) and has been adjusted to reflect the fees and expenses of Class A.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$87,603,320
Total number of portfolio holdings	80
Portfolio turnover rate as of the end of the reporting period	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Alibaba Group Holding Ltd.	6.2%
Naspers Ltd.	4.2%
Samsung Electronics Co. Ltd.	2.8%
China Merchants Bank Co. Ltd.	2.5%
Ping An Insurance Group Co. of China Ltd.	2.2%
Axis Bank Ltd.	2.1%
China Resources Land Ltd.	1.9%
Antofagasta Plc	1.9%
HDFC Bank Ltd., ADR	1.9%
Top Ten Countries
China	23.8%
Taiwan	16.8%
India	10.4%
Korea	9.7%
South Africa	8.3%
Brazil	5.2%
Chile	2.5%
Mexico	2.4%
United Arab Emirates	2.1%
United States	1.9%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
EVA-SAR-09-25
RBC Emerging Markets Value Equity Fund — Class A
RBC Emerging Markets Value Equity Fund
Class I / REMVX
Semi-annual SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the RBC Emerging Markets Value Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets Value Equity Fund (Class I/REMVX)	$55	0.96%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection in Financials and Consumer Discretionary sectors benefited relative returns.
Sector Asset Weighting	Negative	Overweight exposure to Financials detracted from relative performance.
Country Security Selection	Positive	Security selection in Taiwan and Chile benefited relative returns.

Fund Performance
Growth of $ 250,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	5 Years	Since Inception
RBC Emerging Markets Value Equity Fund (Class I/REMVX)	26.50%	21.46%	11.19%	5.44%(a)
MSCI Emerging Markets Net Total Return USD Index	23.91%	17.32%	7.02%	4.71%
#	Not annualized.
(a)	Commenced operations on February 9, 2018.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$87,603,320
Total number of portfolio holdings	80
Portfolio turnover rate as of the end of the reporting period	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Alibaba Group Holding Ltd.	6.2%
Naspers Ltd.	4.2%
Samsung Electronics Co. Ltd.	2.8%
China Merchants Bank Co. Ltd.	2.5%
Ping An Insurance Group Co. of China Ltd.	2.2%
Axis Bank Ltd.	2.1%
China Resources Land Ltd.	1.9%
Antofagasta Plc	1.9%
HDFC Bank Ltd., ADR	1.9%
Top Ten Countries
China	23.8%
Taiwan	16.8%
India	10.4%
Korea	9.7%
South Africa	8.3%
Brazil	5.2%
Chile	2.5%
Mexico	2.4%
United Arab Emirates	2.1%
United States	1.9%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
EVI-SAR-09-25
RBC Emerging Markets Value Equity Fund — Class I
RBC Emerging Markets Value Equity Fund
Class R6 / RMVRX
Semi-annual SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the RBC Emerging Markets Value Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets Value Equity Fund (Class R6/RMVRX)	$51	0.89%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection in Financials and Consumer Discretionary sectors benefited relative returns.
Sector Asset Weighting	Negative	Overweight exposure to Financials detracted from relative performance.
Country Security Selection	Positive	Security selection in Taiwan and Chile benefited relative returns.

Fund Performance
Growth of $ 250,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	5 Years	Since Inception
RBC Emerging Markets Value Equity Fund (Class R6/RMVRX)	26.42%	21.47%	11.23%	5.50%(a)
MSCI Emerging Markets Net Total Return USD Index	23.91%	17.32%	7.02%	4.71%
#	Not annualized.
(a)	Commenced operations on February 9, 2018.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$87,603,320
Total number of portfolio holdings	80
Portfolio turnover rate as of the end of the reporting period	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Alibaba Group Holding Ltd.	6.2%
Naspers Ltd.	4.2%
Samsung Electronics Co. Ltd.	2.8%
China Merchants Bank Co. Ltd.	2.5%
Ping An Insurance Group Co. of China Ltd.	2.2%
Axis Bank Ltd.	2.1%
China Resources Land Ltd.	1.9%
Antofagasta Plc	1.9%
HDFC Bank Ltd., ADR	1.9%
Top Ten Countries
China	23.8%
Taiwan	16.8%
India	10.4%
Korea	9.7%
South Africa	8.3%
Brazil	5.2%
Chile	2.5%
Mexico	2.4%
United Arab Emirates	2.1%
United States	1.9%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
EVR-SAR-09-25
RBC Emerging Markets Value Equity Fund — Class R6
RBC Emerging Markets ex-China Equity Fund
Class A / RECAX
Semi-annual SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the RBC Emerging Markets ex-China Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets ex-China Equity Fund (Class A/RECAX)	$63	1.13%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries (excluding China). For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection in Materials and Financials sectors benefited relative returns.
Sector Asset Weighting	Negative	Overweight exposure to Consumer Staples detracted from relative returns.
Country Asset Weighting	Negative	Overweight exposure to Argentina and underweight exposure to Taiwan detracted from performance.
Fund Performance
Growth of $ 10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	Since Inception
RBC Emerging Markets ex-China Equity Fund (Class A/RECAX)— including sales load (5.75%)	14.82%	2.93%	13.28%(a)
RBC Emerging Markets ex-China Equity Fund (Class A/RECAX) — excluding sales load	21.82%	9.18%	15.71%(a)
MSCI Emerging Markets Net Total Return USD Index (Regulatory Benchmark)	23.91%	17.32%	15.68%
MSCI Emerging Markets ex-China Total Return Net Index (Strategy Benchmark)	24.27%	12.22%	15.82%
#	Not annualized.
(a)	Commenced operations on December 15, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$60,189,612
Total number of portfolio holdings	50
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.9%
Antofagasta Plc	5.0%
Mahindra & Mahindra Ltd.	4.0%
Delta Electronics, Inc.	3.9%
SK Hynix, Inc.	3.5%
Chroma ATE, Inc.	3.0%
Samsung Electronics Co. Ltd., 1.99%	3.0%
HDFC Bank Ltd.	2.9%
Samsung Fire & Marine Insurance Co. Ltd.	2.9%
HDFC Bank Ltd., ADR	2.8%
Top Ten Countries
Taiwan	24.7%
India	23.2%
Korea	16.7%
Brazil	7.4%
South Africa	5.5%
Chile	5.0%
Mexico	4.3%
Indonesia	2.8%
United Kingdom	2.5%
Peru	1.7%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
EXA-SAR-09-25
RBC Emerging Markets ex-China Equity Fund — Class A
RBC Emerging Markets ex-China Equity Fund
Class I / RECIX
Semi-annual SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the RBC Emerging Markets ex-China Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets ex-China Equity Fund (Class I/RECIX)	$51	0.91%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries (excluding China). For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection in Materials and Financials sectors benefited relative returns.
Sector Asset Weighting	Negative	Overweight exposure to Consumer Staples detracted from relative returns.
Country Asset Weighting	Negative	Overweight exposure to Argentina and underweight exposure to Taiwan detracted from performance.
Fund Performance
Growth of $ 250,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	Since Inception
RBC Emerging Markets ex-China Equity Fund (Class I/RECIX)	22.08%	9.60%	16.05%(a)
MSCI Emerging Markets Net Total Return USD Index (Regulatory Benchmark)	23.91%	17.32%	15.68%
MSCI Emerging Markets ex-China Total Return Net Index (Strategy Benchmark)	24.27%	12.22%	15.82%
#	Not annualized.
(a)	Commenced operations on December 15, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$60,189,612
Total number of portfolio holdings	50
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.9%
Antofagasta Plc	5.0%
Mahindra & Mahindra Ltd.	4.0%
Delta Electronics, Inc.	3.9%
SK Hynix, Inc.	3.5%
Chroma ATE, Inc.	3.0%
Samsung Electronics Co. Ltd., 1.99%	3.0%
HDFC Bank Ltd.	2.9%
Samsung Fire & Marine Insurance Co. Ltd.	2.9%
HDFC Bank Ltd., ADR	2.8%
Top Ten Countries
Taiwan	24.7%
India	23.2%
Korea	16.7%
Brazil	7.4%
South Africa	5.5%
Chile	5.0%
Mexico	4.3%
Indonesia	2.8%
United Kingdom	2.5%
Peru	1.7%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
EXI-SAR-09-25
RBC Emerging Markets ex-China Equity Fund — Class I
RBC Emerging Markets ex-China Equity Fund
Class R6 / RECRX
Semi-annual SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the RBC Emerging Markets ex-China Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets ex-China Equity Fund (Class R6/RECRX)	$51	0.91%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries (excluding China). For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection in Materials and Financials sectors benefited relative returns.
Sector Asset Weighting	Negative	Overweight exposure to Consumer Staples detracted from relative returns.
Country Asset Weighting	Negative	Overweight exposure to Argentina and underweight exposure to Taiwan detracted from performance.
Fund Performance
Growth of $ 250,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	Since Inception
RBC Emerging Markets ex-China Equity Fund (Class R6/RECRX)	22.10%	9.67%	16.05%(a)
MSCI Emerging Markets Net Total Return USD Index (Regulatory Benchmark)	23.91%	17.32%	15.68%
MSCI Emerging Markets ex-China Total Return Net Index (Strategy Benchmark)	24.27%	12.22%	15.82%
#	Not annualized.
(a)	Commenced operations on December 15, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$60,189,612
Total number of portfolio holdings	50
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.9%
Antofagasta Plc	5.0%
Mahindra & Mahindra Ltd.	4.0%
Delta Electronics, Inc.	3.9%
SK Hynix, Inc.	3.5%
Chroma ATE, Inc.	3.0%
Samsung Electronics Co. Ltd., 1.99%	3.0%
HDFC Bank Ltd.	2.9%
Samsung Fire & Marine Insurance Co. Ltd.	2.9%
HDFC Bank Ltd., ADR	2.8%
Top Ten Countries
Taiwan	24.7%
India	23.2%
Korea	16.7%
Brazil	7.4%
South Africa	5.5%
Chile	5.0%
Mexico	4.3%
Indonesia	2.8%
United Kingdom	2.5%
Peru	1.7%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
EXR-SAR-09-25
RBC Emerging Markets ex-China Equity Fund — Class R6
RBC Emerging Markets Equity Fund
Class A / REEAX
Semi-annual SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the RBC Emerging Markets Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets Equity Fund (Class A/REEAX)	$63	1.13%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection in the Materials and Financials sectors benefited relative returns.
Sector Asset Weighting	Negative	Overweight exposure to the Consumer Staples sector detracted from relative returns.
Country Security Selection	Negative	Security selection in Mexico and India detracted from relative returns.
Country Asset Weighting	Negative	Overweight exposure to Chile and Philippines detracted from relative returns.
Fund Performance
Growth of $ 10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	5 Years	10 Years
RBC Emerging Markets Equity Fund (Class A/REEAX)— including sales load (5.75%)	14.70%	8.52%	6.10%	7.03%
RBC Emerging Markets Equity Fund (Class A/REEAX) — excluding sales load	21.67%	15.14%	7.36%	7.66%
MSCI Emerging Markets Net Total Return USD Index	23.91%	17.32%	7.02%	7.99%
#	Not annualized.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,202,615,301
Total number of portfolio holdings	53
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd., ADR	5.6%
Antofagasta Plc	4.9%
Alibaba Group Holding Ltd.	3.7%
Mahindra & Mahindra Ltd.	3.2%
AIA Group Ltd.	3.0%
SK Hynix, Inc.	3.0%
Hong Kong Exchanges & Clearing Ltd.	2.9%
Samsung Electronics Co. Ltd., 1.99%	2.8%
Top Ten Countries
China	23.0%
Taiwan	17.3%
India	14.6%
Korea	10.8%
Hong Kong	5.9%
Brazil	5.3%
Chile	4.9%
South Africa	4.7%
Mexico	3.2%
United Kingdom	2.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
EMA-SAR-09-25
RBC Emerging Markets Equity Fund — Class A
RBC Emerging Markets Equity Fund
Class I / REEIX
Semi-annual SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the RBC Emerging Markets Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets Equity Fund (Class I/REEIX)	$49	0.88%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection in the Materials and Financials sectors benefited relative returns.
Sector Asset Weighting	Negative	Overweight exposure to the Consumer Staples sector detracted from relative returns.
Country Security Selection	Negative	Security selection in Mexico and India detracted from relative returns.
Country Asset Weighting	Negative	Overweight exposure to Chile and Philippines detracted from relative returns.
Fund Performance
Growth of $ 250,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	5 Years	10 Years
RBC Emerging Markets Equity Fund (Class I/REEIX)	21.79%	15.44%	7.62%	7.90%
MSCI Emerging Markets Net Total Return USD Index	23.91%	17.32%	7.02%	7.99%
#	Not annualized.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,202,615,301
Total number of portfolio holdings	53
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd., ADR	5.6%
Antofagasta Plc	4.9%
Alibaba Group Holding Ltd.	3.7%
Mahindra & Mahindra Ltd.	3.2%
AIA Group Ltd.	3.0%
SK Hynix, Inc.	3.0%
Hong Kong Exchanges & Clearing Ltd.	2.9%
Samsung Electronics Co. Ltd., 1.99%	2.8%
Top Ten Countries
China	23.0%
Taiwan	17.3%
India	14.6%
Korea	10.8%
Hong Kong	5.9%
Brazil	5.3%
Chile	4.9%
South Africa	4.7%
Mexico	3.2%
United Kingdom	2.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
EMI-SAR-09-25
RBC Emerging Markets Equity Fund — Class I
RBC Emerging Markets Equity Fund
Class R6 / RREMX
Semi-annual SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the RBC Emerging Markets Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets Equity Fund (Class R6/RREMX)	$49	0.88%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection in the Materials and Financials sectors benefited relative returns.
Sector Asset Weighting	Negative	Overweight exposure to the Consumer Staples sector detracted from relative returns.
Country Security Selection	Negative	Security selection in Mexico and India detracted from relative returns.
Country Asset Weighting	Negative	Overweight exposure to Chile and Philippines detracted from relative returns.
Fund Performance
Growth of $ 250,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	5 Years	10 Years
RBC Emerging Markets Equity Fund (Class R6/RREMX)	21.91%	15.51%	7.63%	7.91%(a)
MSCI Emerging Markets Net Total Return USD Index	23.91%	17.32%	7.02%	7.99%
#	Not annualized.
(a)
The Fund’s Class R6 shares commenced operations on November 22, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 20, 2013) and has been adjusted to reflect the fees and expenses of Class R6.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,202,615,301
Total number of portfolio holdings	53
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd., ADR	5.6%
Antofagasta Plc	4.9%
Alibaba Group Holding Ltd.	3.7%
Mahindra & Mahindra Ltd.	3.2%
AIA Group Ltd.	3.0%
SK Hynix, Inc.	3.0%
Hong Kong Exchanges & Clearing Ltd.	2.9%
Samsung Electronics Co. Ltd., 1.99%	2.8%
Top Ten Countries
China	23.0%
Taiwan	17.3%
India	14.6%
Korea	10.8%
Hong Kong	5.9%
Brazil	5.3%
Chile	4.9%
South Africa	4.7%
Mexico	3.2%
United Kingdom	2.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
EMR-SAR-09-25
RBC Emerging Markets Equity Fund — Class R6
RBC China Equity Fund
Class A / RCEAX
Semi-annual SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the RBC China Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC China Equity Fund (Class A/RCEAX)	$75	1.30%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection in Information Technology and Industrials sectors benefited relative returns
Sector Asset Weighting	Positive	Overweight exposure to the Materials sector added to relative returns

Fund Performance
Growth of $ 10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	Since Inception
RBC China Equity Fund (Class A/RCEAX)— including sales load (5.75%)	23.40%	28.36%	6.91%(a)
RBC China Equity Fund (Class A/RCEAX) — excluding sales load	30.90%	36.21%	8.75%(a)
MSCI China Net Total Return USD Index (Regulatory Benchmark)	23.13%	30.76%	10.81%
MSCI China All Shares Net Total Return USD Index (Strategy Benchmark)	23.27%	25.27%	7.55%
#	Not annualized.
(a)	Commenced operations on April 11, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,742,378
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	70%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	9.6%
Alibaba Group Holding Ltd.	9.4%
PDD Holdings, Inc.	5.6%
Contemporary Amperex Technology Co. Ltd.	4.4%
Zijin Gold International Co. Ltd.	3.9%
Naspers Ltd.	3.5%
Zijin Mining Group Co. Ltd.	3.4%
China Construction Bank Corp.	3.0%
Hong Kong Exchanges & Clearing Ltd.	2.4%
Ping An Insurance Group Co. of China Ltd.	2.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
CHA-SAR-09-25
RBC China Equity Fund — Class A
RBC China Equity Fund
Class I / RBCIX
Semi-annual SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the RBC China Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC China Equity Fund (Class I/RBCIX)	$61	1.05%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection in Information Technology and Industrials sectors benefited relative returns
Sector Asset Weighting	Positive	Overweight exposure to the Materials sector added to relative returns

Fund Performance
Growth of $ 100,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	Since Inception
RBC China Equity Fund (Class I/RBCIX)	31.10%	36.61%	9.02%(a)
MSCI China Net Total Return USD Index (Regulatory Benchmark)	23.13%	30.76%	10.81%
MSCI China All Shares Net Total Return USD Index (Strategy Benchmark)	23.27%	25.27%	7.55%
#	Not annualized.
(a)	Commenced operations on April 11, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,742,378
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	70%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	9.6%
Alibaba Group Holding Ltd.	9.4%
PDD Holdings, Inc.	5.6%
Contemporary Amperex Technology Co. Ltd.	4.4%
Zijin Gold International Co. Ltd.	3.9%
Naspers Ltd.	3.5%
Zijin Mining Group Co. Ltd.	3.4%
China Construction Bank Corp.	3.0%
Hong Kong Exchanges & Clearing Ltd.	2.4%
Ping An Insurance Group Co. of China Ltd.	2.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
CHI-SAR-09-25
RBC China Equity Fund — Class I
RBC China Equity Fund
Class R6 / RBCRX
Semi-annual SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the RBC China Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC China Equity Fund (Class R6/RBCRX)	$58	1.00%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection in Information Technology and Industrials sectors benefited relative returns
Sector Asset Weighting	Positive	Overweight exposure to the Materials sector added to relative returns

Fund Performance
Growth of $ 250,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	Since Inception
RBC China Equity Fund (Class R6/RBCRX)	31.10%	36.54%	9.07%(a)
MSCI China Net Total Return USD Index (Regulatory Benchmark)	23.13%	30.76%	10.81%
MSCI China All Shares Net Total Return USD Index (Strategy Benchmark)	23.27%	25.27%	7.55%
#	Not annualized.
(a)	Commenced operations on April 11, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,742,378
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	70%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	9.6%
Alibaba Group Holding Ltd.	9.4%
PDD Holdings, Inc.	5.6%
Contemporary Amperex Technology Co. Ltd.	4.4%
Zijin Gold International Co. Ltd.	3.9%
Naspers Ltd.	3.5%
Zijin Mining Group Co. Ltd.	3.4%
China Construction Bank Corp.	3.0%
Hong Kong Exchanges & Clearing Ltd.	2.4%
Ping An Insurance Group Co. of China Ltd.	2.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
CHR-SAR-09-25
RBC China Equity Fund — Class R6
RBC BlueBay Ultra-Short Fixed Income Fund
Class A / RULFX
Semi-annual SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the RBC BlueBay Ultra-Short Fixed Income Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Ultra-Short Fixed Income Fund (Class A/RULFX)	$19	0.37%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income	Positive	Over the 6 month period, the fund was strategically overweight to spread sectors, principally asset-backed securities and investment grade corporate bonds. Income generated from these sectors was the primary driver of performance.
Sector – Corporates	Positive	Spread compression within corporates, especially financials and consumer cyclicals, was additive to performance.
Sector - ABS	Negative	Asset-backed securities in the fund underperformed for the period, with the bulk of negative performance attributable to unexpected developments with a specific issuer during Q3.
Fund Performance
Growth of $ 10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	5 Years	10 Years
RBC BlueBay Ultra-Short Fixed Income Fund (Class A/RULFX)	2.10%	4.57%	3.29%	2.77%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	3.26%	2.88%	-0.45%	1.84%
ICE BofA US 1-Year Treasury Bill Index (Strategy Benchmark)	2.09%	4.04%	2.55%	2.06%
#	Not annualized.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$66,699,000
Total number of portfolio holdings	123
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Bank of America Corp., 5.08%, 1/20/27	2.3%
Charles Schwab Corp. (The), (SOFR Index + 1.050%), 5.26%, 3/3/27	2.0%
Wells Fargo & Co., GMTN, 3.53%, 3/24/28	1.7%
Hyundai Capital America, (SOFR RATE + 1.120%), 5.27%, 6/23/27	1.5%
UBS Group AG, 4.70%, 8/5/27	1.5%
NextEra Energy Capital Holdings, Inc., 4.95%, 1/29/26	1.5%
Citigroup, Inc., (SOFR RATE + 0.770%), 4.96%, 6/9/27	1.5%
Republic Services, Inc., 4.22%, 10/7/25	1.5%
Cintas Corporation No. 2, 4.19%, 10/14/25	1.5%
Dominion Energy, Inc., 4.23%, 10/23/25	1.5%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BUSA-SAR-09-25
RBC BlueBay Ultra-Short Fixed Income Fund — Class A
RBC BlueBay Ultra-Short Fixed Income Fund
Class I / RUSIX
Semi-annual SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the RBC BlueBay Ultra-Short Fixed Income Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Ultra-Short Fixed Income Fund (Class I/RUSIX)	$14	0.27%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income	Positive	Over the 6 month period, the fund was strategically overweight to spread sectors, principally asset-backed securities and investment grade corporate bonds. Income generated from these sectors was the primary driver of performance.
Sector – Corporates	Positive	Spread compression within corporates, especially financials and consumer cyclicals, was additive to performance.
Sector - ABS	Negative	Asset-backed securities in the fund underperformed for the period, with the bulk of negative performance attributable to unexpected developments with a specific issuer during Q3.
Fund Performance
Growth of $ 10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	5 Years	10 Years
RBC BlueBay Ultra-Short Fixed Income Fund (Class I/RUSIX)	2.25%	4.68%	3.39%	2.86%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	3.26%	2.88%	-0.45%	1.84%
ICE BofA US 1-Year Treasury Bill Index (Strategy Benchmark)	2.09%	4.04%	2.55%	2.06%
#	Not annualized.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$66,699,000
Total number of portfolio holdings	123
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Bank of America Corp., 5.08%, 1/20/27	2.3%
Charles Schwab Corp. (The), (SOFR Index + 1.050%), 5.26%, 3/3/27	2.0%
Wells Fargo & Co., GMTN, 3.53%, 3/24/28	1.7%
Hyundai Capital America, (SOFR RATE + 1.120%), 5.27%, 6/23/27	1.5%
UBS Group AG, 4.70%, 8/5/27	1.5%
NextEra Energy Capital Holdings, Inc., 4.95%, 1/29/26	1.5%
Citigroup, Inc., (SOFR RATE + 0.770%), 4.96%, 6/9/27	1.5%
Republic Services, Inc., 4.22%, 10/7/25	1.5%
Cintas Corporation No. 2, 4.19%, 10/14/25	1.5%
Dominion Energy, Inc., 4.23%, 10/23/25	1.5%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BUSI-SAR-09-25
RBC BlueBay Ultra-Short Fixed Income Fund — Class I
RBC BlueBay Short Duration Fixed Income Fund
Class A / RSHFX
Semi-annual SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the RBC BlueBay Short Duration Fixed Income Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX)	$23	0.45%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income	Positive	The fund exhibited a strategic overweight to spread sectors. Income generated from these sectors was the primary driver of performance over the last 6 months.
Sector Allocation – ABS	Negative	Asset-backed securities in the fund underperformed for the period, with the bulk of negative performance attributable to unexpected developments with a specific issuer during Q3.
Sector Allocation	Positive	Spread compression within corporates, especially financials and industrials, was additive to performance.
Fund Performance
Growth of $ 10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	5 Years	10 Years
RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX)— including sales load (1.50%)	0.49%	2.41%	2.04%	2.36%
RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX) — excluding sales load	2.03%	3.97%	2.35%	2.51%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	3.26%	2.88%	-0.45%	1.84%
ICE BofA 1-3 Year US Corporate & Government Index (Strategy Benchmark)	2.48%	4.14%	1.79%	1.95%
#	Not annualized.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$74,386,993
Total number of portfolio holdings	153
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Bill, U.S. Treasury Bill- When Issued, 4.10%, 10/9/25	3.4%
U.S. Treasury Bill, U.S. Treasury Bill- When Issued, 4.09%, 10/21/25	3.4%
Camden Property Trust, 4.20%, 10/2/25	1.4%
Alimentation Couche -Tard, Inc., 4.25%, 10/7/25	1.4%
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/27	1.4%
JPMorgan Chase & Co., 6.07%, 10/22/27	1.4%
DT Auto Owner Trust, Series 2023-2A, Class D, 6.62%, 2/15/29	1.4%
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	1.4%
Exeter Select Automobile Receivables Trust, Series 2025-2, Class A3, 4.43%, 8/15/30	1.4%
American Express Co., 6.34%, 10/30/26	1.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BSHA-SAR-09-25
RBC BlueBay Short Duration Fixed Income Fund — Class A
RBC BlueBay Short Duration Fixed Income Fund
Class I / RSDIX
Semi-annual SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the RBC BlueBay Short Duration Fixed Income Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Short Duration Fixed Income Fund (Class I/RSDIX)	$18	0.35%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income	Positive	The fund exhibited a strategic overweight to spread sectors. Income generated from these sectors was the primary driver of performance over the last 6 months.
Sector Allocation – ABS	Negative	Asset-backed securities in the fund underperformed for the period, with the bulk of negative performance attributable to unexpected developments with a specific issuer during Q3.
Sector Allocation	Positive	Spread compression within corporates, especially financials and industrials, was additive to performance.
Fund Performance
Growth of $ 10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	5 Years	10 Years
RBC BlueBay Short Duration Fixed Income Fund (Class I/RSDIX)	2.08%	4.08%	2.46%	2.61%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	3.26%	2.88%	-0.45%	1.84%
ICE BofA 1-3 Year US Corporate & Government Index (Strategy Benchmark)	2.48%	4.14%	1.79%	1.95%
#	Not annualized.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$74,386,993
Total number of portfolio holdings	153
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Bill, U.S. Treasury Bill- When Issued, 4.10%, 10/9/25	3.4%
U.S. Treasury Bill, U.S. Treasury Bill- When Issued, 4.09%, 10/21/25	3.4%
Camden Property Trust, 4.20%, 10/2/25	1.4%
Alimentation Couche -Tard, Inc., 4.25%, 10/7/25	1.4%
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/27	1.4%
JPMorgan Chase & Co., 6.07%, 10/22/27	1.4%
DT Auto Owner Trust, Series 2023-2A, Class D, 6.62%, 2/15/29	1.4%
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	1.4%
Exeter Select Automobile Receivables Trust, Series 2025-2, Class A3, 4.43%, 8/15/30	1.4%
American Express Co., 6.34%, 10/30/26	1.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BSHI-SAR-09-25
RBC BlueBay Short Duration Fixed Income Fund — Class I

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statements and Other Important Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

RBC Global Asset Management Financial Statements and Other Important Information For the six months ended September 30, 2025 RBC Emerging Markets Equity Fund RBC Emerging Markets ex-China Equity Fund RBC Emerging Markets Value Equity Fund RBC Global Opportunities Fund RBC International Equity Fund RBC International Small Cap Equity Fund RBC China Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund

September 30, 2025 (Unaudited)

Shares		Value
Common Stocks — 96.3%
Brazil — 5.3%
49,651,683	B3 SA - Brasil Bolsa Balcao	$124,543,185
21,749	MercadoLibre, Inc.*	50,826,108
24,919,327	Raia Drogasil SA	85,963,426
2,240,700	WEG SA	15,362,515

		276,695,234

Chile — 4.9%
6,863,321	Antofagasta Plc	255,246,387

China — 23.0%
8,549,717	Alibaba Group Holding Ltd.	191,206,867
10,611,376	China Resources Land Ltd.	41,357,775
1,426,341	Contemporary Amperex Technology Co. Ltd., Class A	80,892,699
3,779,666	Meituan, Class B(a),*	50,491,683
8,437,574	Midea Group Co. Ltd., Class A	86,283,720
19,837,981	NARI Technology Co. Ltd., Class A	64,101,193
2,997,243	NetEase, Inc.	91,033,353
12,706,334	Ping An Insurance Group Co. of China Ltd., Series H	86,442,325
1,354,567	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	46,874,682
4,184,386	Tencent Holdings Ltd.	356,549,867
939,462	Yum China Holdings, Inc.	40,321,709
1,420,050	Yum China Holdings, Inc.	62,141,285

		1,197,697,158

Hong Kong — 5.9%
16,452,798	AIA Group Ltd.	157,683,052
2,640,589	Hong Kong Exchanges & Clearing Ltd.	149,907,706

		307,590,758

India — 14.6%
5,101,412	Dr Reddy’s Laboratories Ltd.	70,775,576
8,494,400	HDFC Bank Ltd., ADR	290,168,704
2,679,832	Kotak Mahindra Bank Ltd.	60,085,266
4,354,436	Mahindra & Mahindra Ltd.	168,057,850
5,506,821	Marico Ltd.	43,277,282
3,983,625	Tata Consultancy Services Ltd.	129,664,312

		762,028,990

Indonesia — 1.3%
150,578,141	Bank Central Asia Tbk PT	68,958,837
14,179,316	Kalbe Farma Tbk PT	964,119

		69,922,956

Korea — 7.9%
1,074,090	Samsung Electronics Co. Ltd.	64,392,048
309,741	Samsung Fire & Marine Insurance Co. Ltd.	99,699,921

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

September 30, 2025 (Unaudited)

Shares		Value
1,758,181	Shinhan Financial Group Co. Ltd.	$88,643,893
634,795	SK Hynix, Inc.	157,364,403

		410,100,265

Mexico — 3.2%
1,244,300	Fomento Economico Mexicano SAB de CV, ADR	122,725,309
14,421,900	Wal-Mart de Mexico SAB de CV	44,556,808

		167,282,117

Peru — 1.8%
353,560	Credicorp Ltd.	94,145,957

Philippines — 1.3%
5,170,829	SM Investments Corp.	65,320,657

Poland — 0.6%
2,466,196	Dino Polska SA(a),*	29,726,628

South Africa — 4.7%
2,841,112	Clicks Group Ltd.	57,944,574
7,535,829	Discovery Ltd.	86,065,527
271,262	Naspers Ltd., Class N	98,568,925

		242,579,026

Taiwan — 17.3%
4,037,304	Advantech Co. Ltd.	42,492,839
4,080,717	Delta Electronics, Inc.	114,954,228
45,543,588	E.Sun Financial Holding Co. Ltd.	49,910,000
1,540,421	MediaTek, Inc.	66,807,675
3,781,568	President Chain Store Corp.	30,796,748
11,421,307	Taiwan Semiconductor Manufacturing Co. Ltd.	496,116,760
28,021,574	Uni-President Enterprises Corp.	72,247,381
827,923	Voltronic Power Technology Corp.	25,282,429

		898,608,060

Thailand — 1.0%
10,285,198	Kasikornbank Public Co. Ltd., NVDR	53,198,786

United Arab Emirates — 0.7%
13,781,464	Aldar Properties PJSC	35,598,493

United Kingdom — 2.4%
2,151,015	Unilever Plc	127,143,589

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

September 30, 2025 (Unaudited)

Shares		Value
United States — 0.4%
323,200	Globant SA*	$18,545,216

Total Common Stocks		5,011,430,277

(Cost $3,997,834,148)

Preferred Stocks — 2.9%
Korea — 2.9%
3,104,497	Samsung Electronics Co. Ltd., 1.99%	147,342,577

Total Preferred Stocks		147,342,577

(Cost $132,273,758)

Investment Company — 1.2%
64,080,717	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	64,080,717

Total Investment Company		64,080,717

(Cost $64,080,717)

Total Investments		$5,222,853,571
(Cost $4,194,188,623)(c) — 100.4%

Liabilities in excess of other assets — (0.4)%		(20,238,270)

NET ASSETS — 100.0%		$5,202,615,301

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

*	Non-income producing security.

Abbreviations used are defined below:

ADR - American Depositary Receipt

NVDR - Non-Voting Depository Receipt

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets ex-China Equity Fund

September 30, 2025 (Unaudited)

Shares		Value
Common Stocks — 96.0%
Brazil — 7.4%
609,100	B3 SA - Brasil Bolsa Balcao	$1,527,828
465	MercadoLibre, Inc.*	1,086,677
335,076	Raia Drogasil SA	1,155,901
103,800	WEG SA	711,666

		4,482,072

Chile — 5.0%
81,554	Antofagasta Plc	3,032,987

India — 23.2%
220,787	Devyani International Ltd.*	417,103
83,400	Dr. Reddy’s Laboratories Ltd., ADR	1,165,932
163,590	HDFC Bank Ltd.	1,753,146
49,600	HDFC Bank Ltd., ADR	1,694,336
85,906	Hindalco Industries Ltd.	737,251
45,623	Kotak Mahindra Bank Ltd.	1,022,926
63,072	Mahindra & Mahindra Ltd.	2,434,241
157,103	Marico Ltd.	1,234,649
77,127	Phoenix Mills Ltd. (The)	1,350,198
48,500	Tata Consultancy Services Ltd.	1,578,642
43,497	Tata Consumer Products Ltd.	553,426

		13,941,850

Indonesia — 2.8%
1,908,800	Bank Central Asia Tbk PT	874,155
1,846,400	Bank Rakyat Indonesia Persero Tbk PT	432,764
3,073,400	Sumber Alfaria Trijaya Tbk PT	356,319

		1,663,238

Korea — 13.7%
14,841	LEENO Industrial, Inc.	545,663
88,006	Macquarie Korea Infrastructure Fund	722,138
27,274	Samsung Electronics Co. Ltd.	1,635,085
5,422	Samsung Fire & Marine Insurance Co. Ltd.	1,745,242
28,932	Shinhan Financial Group Co. Ltd.	1,458,692
8,552	SK Hynix, Inc.	2,120,024

		8,226,844

Mexico — 4.3%
158,300	Fomento Economico Mexicano SAB de CV	1,559,791
67,600	Regional SAB de CV	606,992
138,900	Wal-Mart de Mexico SAB de CV	429,135

		2,595,918

Peru — 1.7%
3,800	Credicorp Ltd.	1,011,864

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets ex-China Equity Fund (cont.)

September 30, 2025 (Unaudited)

Shares		Value
Philippines — 1.4%
67,440	SM Investments Corp.	$851,938

Poland — 0.8%
42,832	Dino Polska SA(a),*	516,281

South Africa — 5.5%
40,656	Clicks Group Ltd.	829,180
112,076	Discovery Ltd.	1,280,003
1,917	Naspers Ltd., Class N	696,583
341,822	Pepkor Holdings Ltd.(a)	481,426

		3,287,192

Taiwan — 24.7%
51,508	Advantech Co. Ltd.	542,124
95,316	Chroma ATE, Inc.	1,819,009
84,241	Delta Electronics, Inc.	2,373,078
1,272,894	E.Sun Financial Holding Co. Ltd.	1,394,931
23,661	MediaTek, Inc.	1,026,172
136,934	Taiwan Semiconductor Manufacturing Co. Ltd.	5,948,115
407,479	Uni-President Enterprises Corp.	1,050,594
22,772	Voltronic Power Technology Corp.	695,393

		14,849,416

Thailand — 0.7%
76,700	Kasikornbank Public Co. Ltd., NVDR	396,720

United Arab Emirates — 1.0%
240,947	Aldar Properties PJSC	622,383

United Kingdom — 2.5%
25,517	Unilever Plc	1,508,276

United States — 0.3%
3,400	Globant SA*	195,092

Vietnam — 1.0%
619,406	Asia Commercial Bank JSC	596,405

Total Common Stocks		57,778,476

(Cost $46,161,804)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets ex-China Equity Fund (cont.)

September 30, 2025 (Unaudited)

Shares		Value
Preferred Stocks — 3.0%
Korea — 3.0%
37,781	Samsung Electronics Co. Ltd., 1.99%	$1,793,125

Total Preferred Stocks		1,793,125

(Cost $1,677,290)

Investment Company — 0.8%
521,697	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	521,697

Total Investment Company		521,697

(Cost $521,697)

Total Investments		$60,093,298
(Cost $48,360,791)(c) — 99.8%

Other assets in excess of liabilities — 0.2%		96,314

NET ASSETS — 100.0%		$60,189,612

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

*	Non-income producing security.

Abbreviations used are defined below:

ADR – American Depositary Receipt

NVDR – Non-Voting Depository Receipt

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund

September 30, 2025 (Unaudited)

Shares		Value
Common Stocks — 97.0%
Argentina — 0.9%
42,766	Corp. America Airports SA*	$774,920

Brazil — 4.1%
395,900	B3 SA - Brasil Bolsa Balcao	993,051
739,191	Cia Brasileira de Aluminio*	493,049
207,400	Hypera SA	885,753
213,040	Lojas Renner SA	599,622
199,540	SLC Agricola SA	617,113

		3,588,588

Chile — 2.5%
45,636	Antofagasta Plc	1,697,199
166,030	Cencosud SA	472,309

		2,169,508

China — 23.8%
242,300	Alibaba Group Holding Ltd.	5,418,825
215,498	Beijing New Building Materials Plc, Class A	717,404
368,500	China Merchants Bank Co. Ltd., Class H	2,205,464
144,000	China Resources Beer Holdings Co. Ltd.	506,647
436,500	China Resources Land Ltd.	1,701,256
16,599	Contemporary Amperex Technology Co. Ltd., Class A	941,386
62,800	Meituan, Class B(a),*	838,931
125,800	Midea Group Co. Ltd., Class A	1,286,447
6,200	NetEase, Inc., ADR	942,338
288,999	Ping An Insurance Group Co. of China Ltd., Series H	1,966,086
37,492	Sieyuan Electric Co. Ltd., Class A	574,768
174,000	SITC International Holdings Co. Ltd.	669,921
1,994,000	Topsports International Holdings Ltd.(a)	809,093
11,850	Trip.com Group Ltd.	898,675
471,198	Xinyi Glass Holdings Ltd.	545,934
108,200	Zhejiang Dingli Machinery Co. Ltd., Class A	817,375

		20,840,550

Egypt — 0.9%
395,283	Commercial International Bank Egypt SAE, GDR	796,335

Greece — 1.0%
202,065	Alpha Bank SA	859,393

Hong Kong — 1.9%
99,400	AIA Group Ltd.	952,646
344,100	Samsonite Group SA(a)	737,464

		1,690,110

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2025 (Unaudited)

Shares		Value
Hungary — 1.0%
10,544	OTP Bank Nyrt	$912,091

India — 10.4%
142,818	Axis Bank Ltd.	1,819,422
49,400	HDFC Bank Ltd., ADR	1,687,504
189,794	Hindalco Industries Ltd.	1,628,824
118,525	KEC International Ltd.	1,167,073
368,354	Redington Ltd.	1,176,471
237,490	Shriram Finance Ltd.	1,646,720

		9,126,014

Indonesia — 1.8%
4,330,600	Bank Negara Indonesia Persero Tbk PT	1,068,364
7,051,700	Mitra Adiperkasa Tbk PT	476,248

		1,544,612

Korea — 8.2%
12,143	DB Insurance Co. Ltd.	1,200,068
13,108	Hana Financial Group, Inc.	814,989
5,671	Hyundai Motor Co.	869,384
40,652	Samsung Electronics Co. Ltd.	2,437,101
4,081	Sanil Electric Co. Ltd.	321,275
6,252	SK Hynix, Inc.	1,549,858

		7,192,675

Mexico — 2.4%
267,214	Gentera SAB de CV	695,558
86,255	Grupo Comercial Chedraui SA de CV	685,575
85,200	Regional SAB de CV	765,025

		2,146,158

Pakistan — 0.9%
732,038	Habib Bank Ltd.	758,965

Peru — 1.3%
4,450	Credicorp Ltd.	1,184,946

Philippines — 1.7%
62,320	Ayala Corp.	517,117
415,680	BDO Unibank, Inc.	949,663

		1,466,780

Russia — 0.00%
2,322,600	Sistema PJSFC(b),(c),*,#	0
893,930	United Co. RUSAL International PJSC(b),(c),*,#	0

		0

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2025 (Unaudited)

Shares		Value
Saudi Arabia — 1.5%
78,130	Saudi National Bank (The)	$815,907
19,314	United Electronics Co.	461,968

		1,277,875

South Africa — 8.3%
1,036,092	Growthpoint Properties Ltd., REIT	884,075
63,330	Mr Price Group Ltd.	746,801
129,835	MTN Group Ltd.	1,092,565
10,224	Naspers Ltd., Class N	3,715,112
1,018,444	Netcare Ltd.	837,875

		7,276,428

Taiwan — 16.8%
242,106	ASE Technology Holding Co. Ltd.	1,321,992
103,620	Chailease Holding Co. Ltd.	379,751
114,738	Innodisk Corp.	1,246,050
14,850	Lotes Co. Ltd.	759,075
22,401	MediaTek, Inc.	971,526
196,386	Taiwan Semiconductor Manufacturing Co. Ltd.	8,530,581
142,201	Taiwan Union Technology Corp.	1,479,077

		14,688,052

Turkey — 1.1%
137,865	KOC Holding AS	574,359
40,346	Migros Ticaret AS	432,091

		1,006,450

United Arab Emirates — 2.1%
339,001	Aldar Properties PJSC	875,663
146,222	Emirates NBD Bank PJSC	967,650

		1,843,313

United Kingdom — 1.1%
132,008	Pepco Group NV	942,679

United States — 1.5%
9,200	Globant SA*	527,896
23,909	Laureate Education, Inc.*	754,090

		1,281,986

Vietnam — 1.8%
591,520	Ho Chi Minh City Development Joint Stock Commercial Bank*	693,515
363,500	Hoa Phat Group JSC*	388,157
386,259	Kinh Bac City Development Holding Corp.*	529,121

		1,610,793

Total Common Stocks		84,979,221

(Cost $68,651,611)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2025 (Unaudited)

Shares		Value
Preferred Stocks — 3.0%
Brazil — 1.1%
93,800	Centrais Eletricas Brasileiras SA, , Class B, 3.49%	$980,959

Colombia — 0.4%
63,896	Banco Davivienda SA, 0.00%*	399,629

Korea — 1.5%
27,074	Samsung Electronics Co. Ltd., 1.99%	1,284,959

Total Preferred Stocks		2,665,547

(Cost $2,344,203)

Investment Company — 0.4%
342,611	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (d)	342,611

Total Investment Company		342,611

(Cost $342,611)

Total Investments		$87,987,379
(Cost $71,338,425)(e) — 100.4%

Liabilities in excess of other assets — (0.4)%		(384,059)

NET ASSETS — 100.0%		$87,603,320

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliated investment.

(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

*	Non-income producing security.

#

Denotes a restricted security, which is subject to legal or contractual restrictions on resale as the result of Office of Foreign Assets Control (“OFAC”) sanctions on certain Russian entities. These securities are valued at fair value determined in good faith under valuation procedures approved by the Fund’s Board of Trustees. At September 30, 2025, the total market value of these securities amounts to $0, which represents 0.00% of the Fund’s total net assets. Additional information on these securities is as follows:

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2025 (Unaudited)

Security	Acquisition Dates	Shares	Cost	Value
Sistema PJSFC	01/14/2021–01/20/2022	2,322,600	$962,301	$0
United Co. RUSAL International PJSC	05/27/2021–02/04/2022	893,930	756,088	0

			$1,718,389	$0

Abbreviations used are defined below:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund

September 30, 2025 (Unaudited)

Shares		Value
Common Stocks — 98.1%
Chile — 0.6%
74,356	Antofagasta Plc	$2,765,294

France — 3.2%
45,752	Safran SA	16,235,969

Germany — 1.6%
30,139	SAP SE	8,070,237

Hong Kong — 1.4%
759,424	AIA Group Ltd.	7,278,294

India — 1.6%
518,088	ICICI Bank Ltd.	7,851,752

Ireland — 0.8%
15,800	Accenture Plc, Class A	3,896,280

Italy — 2.6%
2,017,415	Intesa Sanpaolo SpA	13,353,626

Japan — 4.5%
513,800	Mitsubishi Electric Corp.	13,196,305
181,300	Recruit Holdings Co. Ltd.	9,747,391

		22,943,696

Luxembourg — 1.1%
75,280	Eurofins Scientific SE	5,489,898

Switzerland — 4.5%
188,411	ABB Ltd.	13,634,047
51,457	Galderma Group AG	9,097,613

		22,731,660

Taiwan — 3.3%
60,100	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	16,785,329

United Kingdom — 11.2%
272,580	BAE Systems Plc	7,587,654
1,927,256	Haleon Plc	8,673,003
118,560	InterContinental Hotels Group Plc	14,335,174
822,216	National Grid Plc	11,814,151
241,851	Unilever Plc	14,295,486

		56,705,468

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

September 30, 2025 (Unaudited)

Shares		Value
United States — 61.7%
27,800	Alphabet, Inc., Class A	$6,758,180
67,400	Amazon.com, Inc.*	14,799,018
10,200	AppLovin Corp., Class A*	7,329,108
3,200	AutoZone, Inc.*	13,728,768
11,100	Blackrock, Inc.	12,941,157
78,100	Blackstone, Inc.	13,343,385
50,400	Boeing Co. (The)*	10,877,832
51,200	Broadcom, Inc.	16,891,392
65,400	Cheniere Energy, Inc.	15,367,692
128,700	CRH Plc	15,431,130
14,100	Eli Lilly & Co.	10,758,300
39,000	Home Depot, Inc. (The)	15,802,410
72,100	Intercontinental Exchange, Inc.	12,147,408
16,100	Intuit, Inc.	10,994,851
59,600	JPMorgan Chase & Co.	18,799,628
17,700	McKesson Corp.	13,673,958
60,100	Microsoft Corp.	31,128,795
11,700	Netflix, Inc.*	14,027,364
169,000	NVIDIA Corp.	31,532,020
24,800	Packaging Corp. of America	5,404,664
40,100	Procter & Gamble Co. (The)	6,161,365
62,000	Twilio, Inc., Class A*	6,205,580
22,500	UnitedHealth Group, Inc.	7,769,250

		311,873,255

Total Common Stocks		495,980,758

(Cost $396,682,623)

Investment Company — 1.4%
7,175,930	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (a)	7,175,930

Total Investment Company		7,175,930

(Cost $7,175,930)

Total Investments		$503,156,688
(Cost $403,858,553)(b) — 99.5%

Other assets in excess of liabilities — 0.5%		2,473,616

NET ASSETS — 100.0%		$505,630,304

(a)	Affiliated investment.

(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

*	Non-income producing security.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

September 30, 2025 (Unaudited)

Abbreviations used are defined below:

ADR - American Depositary Receipt

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Equity Fund

September 30, 2025 (Unaudited)

Shares		Value
Common Stocks — 97.6%
Australia — 5.9%
20,045	Amcor Ltd.	$163,101
1,714	CSL Ltd.	225,470
319	Flutter Entertainment Plc*	83,206
17,027	Fortescue Ltd.	210,870
6,183	Goodman Group, REIT	133,992
1,835	Macquarie Group Ltd.	266,351
8,984	National Australia Bank Ltd.	262,079
32,175	Paladin Energy Ltd.*	177,726
14,825	Telix Pharmaceuticals Ltd.*	143,314

		1,666,109

China — 1.8%
3,766	Prosus NV	266,313
2,800	Tencent Holdings Ltd.	238,587

		504,900

Denmark — 2.7%
680	DSV A/S	135,844
7,503	Novo Nordisk A/S, Class B	417,780
3,221	Novonesis Novozymes, Class B	198,233

		751,857

Finland — 1.6%
38,276	Sampo Oyj, Class A	440,057

France — 9.4%
2,387	Air Liquide SA	497,347
1,682	EssilorLuxottica SA	547,918
666	L’Oreal SA	289,368
661	LVMH Moet Hennessy Louis Vuitton SE	406,767
527	Safran SA	187,016
927	Schneider Electric SE	260,925
4,274	TotalEnergies SE	260,324
1,307	Vinci SA	181,636

		2,631,301

Germany — 8.0%
1,404	Allianz SE	590,700
622	Deutsche Boerse AG	166,566
3,418	Deutsche Telekom AG	116,449
966	Heidelberg Materials AG	218,360
1,209	Mercedes-Benz Group AG	76,203
117	Rheinmetall AG	273,683
1,225	SAP SE	328,015

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Equity Fund (cont.)

September 30, 2025 (Unaudited)

Shares		Value
1,154	Siemens AG	$311,555
1,450	Siemens Energy AG*	170,490

		2,252,021

Hong Kong — 1.0%
28,200	AIA Group Ltd.	270,268

Ireland — 3.7%
24,687	Bank of Ireland Group Plc	408,751
1,764	CRH Plc	212,824
7,143	Ryanair Holdings Plc, ADR	430,151

		1,051,726

Italy — 2.2%
66,697	Intesa Sanpaolo SpA	441,479
16,984	Terna - Rete Elettrica Nazionale	172,362

		613,841

Japan — 21.1%
14,200	Asics Corp.	371,578
7,200	Daiichi Sankyo Co. Ltd.	162,001
1,000	Fast Retailing Co. Ltd.	303,712
14,800	Hitachi Ltd.	392,097
650	Keyence Corp.	242,165
2,500	Konami Group Corp.	360,655
29,900	Mitsubishi Heavy Industries Ltd.	782,456
25,800	Mitsubishi UFJ Financial Group, Inc.	416,190
17,900	NEC Corp.	572,963
4,260	Nintendo Co. Ltd.	368,572
22,000	Ryohin Keikaku Co. Ltd.	437,738
7,502	Sanrio Co. Ltd.	352,144
25,100	Sony Financial Group, Inc.*	27,835
25,100	Sony Group Corp.	721,542
9,400	TDK Corp.	136,120
6,300	Tokio Marine Holdings, Inc.	266,636

		5,914,404

Netherlands — 5.9%
149	ASM International NV	89,869
902	ASML Holding NV	879,619
2,907	Heineken NV	227,644
17,612	ING Groep NV	461,712

		1,658,844

New Zealand — 0.5%
1,413	Xero Ltd.*	147,440

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Equity Fund (cont.)

September 30, 2025 (Unaudited)

Shares		Value
Norway — 1.6%
4,284	Aker BP ASA	$108,725
12,329	DNB Bank ASA	336,039

		444,764

Singapore — 2.7%
17,900	DBS Group Holdings Ltd.	709,875
300	Sea Ltd., ADR*	53,619

		763,494

Spain — 5.2%
3,195	Amadeus IT Group SA	253,970
15,839	Banco Bilbao Vizcaya Argentaria SA	305,212
24,653	Banco Santander SA	258,716
24,568	Iberdrola SA	465,056
9,626	Redeia Corp. SA	185,856

		1,468,810

Sweden — 3.0%
7,173	Assa Abloy AB, Class B	249,677
13,203	Atlas Copco AB, Class A	223,896
13,176	Hexagon AB, Class B	157,231
298	Spotify Technology SA*	208,004

		838,808

Switzerland — 5.0%
1,518	Holcim AG	129,523
2,840	Novartis AG	365,163
1,408	Roche Holding AG	468,841
10,581	UBS Group AG	435,022

		1,398,549

Taiwan — 2.6%
16,817	Taiwan Semiconductor Manufacturing Co. Ltd.	730,494

United Kingdom — 13.7%
3,630	Ashtead Group Plc	243,433
3,975	AstraZeneca Plc	608,975
4,985	British American Tobacco Plc	265,139
20,365	BT Group Plc	52,393
3,274	Coca-Cola Europacific Partners Plc	296,002
2,732	DCC Plc	175,864
8,793	Diageo Plc	210,396
2,870	Experian Plc	144,152
32,505	Haleon Plc	146,278
1,646	London Stock Exchange Group Plc	188,768
36,629	NatWest Group Plc	258,724
4,758	RELX Plc	228,051
20,400	Rolls-Royce Holdings Plc	327,915

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Equity Fund (cont.)

September 30, 2025 (Unaudited)

Shares		Value
8,096	Shell Plc	$288,550
6,682	Unilever Plc	394,964

		3,829,604

Total Common Stocks		27,377,291

(Cost $22,794,210)

Investment Company — 2.6%
727,848	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (a)	727,848

Total Investment Company		727,848

(Cost $727,848)

Total Investments		$28,105,139
(Cost $23,522,058)(b) — 100.2%

Liabilities in excess of other assets — (0.2)%		(65,814)

NET ASSETS — 100.0%		$28,039,325

(a)	Affiliated investment.

(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

*	Non-income producing security.

Abbreviations used are defined below:

ADR	- American Depositary Receipt

REIT	- Real Estate Investment Trust

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Small Cap Equity Fund

September 30, 2025 (Unaudited)

Shares		Value
Common Stocks — 99.8%
Australia — 5.9%
25,230	Iluka Resources Ltd.	$105,772
17,065	Paladin Energy Ltd.*	94,262
532	Pro Medicus Ltd.	108,313
20,613	Steadfast Group Ltd.	80,782
4,508	Telix Pharmaceuticals Ltd.*	43,579

		432,708

Austria — 1.0%
580	BAWAG Group AG(a)	76,463

Belgium — 1.7%
2,405	Azelis Group NV	32,729
10	Lotus Bakeries NV	94,357

		127,086

China — 4.3%
3,900	Kanzhun Ltd., ADR*	91,104
5,800	Sieyuan Electric Co. Ltd., Class A	88,916
33,000	Zhaojin Mining Industry Co. Ltd., Class H	131,998

		312,018

Denmark — 0.6%
580	Zealand Pharma A/S*	42,772

France — 4.8%
1,365	Exosens SAS	69,306
681	Gaztransport Et Technigaz SA	126,462
3,332	Technip Energies NV	157,249

		353,017

Germany — 3.6%
1,140	CTS Eventim AG & Co. KGaA	111,919
1,687	Freenet AG	53,974
927	RENK Group AG	95,965

		261,858

India — 5.3%
31,401	Aditya Birla Capital Ltd.*	103,393
325	Dixon Technologies India Ltd.	59,735
1,981	Gravita India Ltd.	35,059
5,435	Phoenix Mills Ltd. (The)	95,146
18,389	Varun Beverages Ltd.	91,862

		385,195

Indonesia — 2.2%
383,300	Indosat Tbk PT	40,272

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Small Cap Equity Fund (cont.)

September 30, 2025 (Unaudited)

Shares		Value
505,700	Mayora Indah Tbk PT	$61,650
2,197,300	Midi Utama Indonesia Tbk PT	57,222

		159,144

Italy — 0.8%
2,050	Lottomatica Group SpA	55,173

Ivory Coast — 1.6%
2,700	Endeavour Mining Plc	113,417

Japan — 25.3%
5,600	Asics Corp.	146,538
2,800	BayCurrent Inc	164,548
3,100	Food & Life Cos. Ltd.	161,838
2,600	Fujikura Ltd.	254,324
2,000	Ibiden Co. Ltd.	120,980
2,600	Japan Steel Works Ltd. (The)	157,726
2,000	Kawasaki Heavy Industries Ltd.	131,999
6,100	Namura Shipbuilding Co. Ltd.	140,633
8,796	PAL GROUP Holdings Co. Ltd.	149,492
2,100	Resonac Holdings Corp.	71,119
17,900	Round One Corp.	158,377
4,100	Ryohin Keikaku Co. Ltd.	81,578
2,400	Sanrio Co. Ltd.	112,656

		1,851,808

Korea — 1.1%
74	Samyang Foods Co. Ltd.	80,652

Netherlands — 1.0%
3,406	CTP NV(a)	76,008

New Zealand — 1.7%
1,921	Fisher & Paykel Healthcare Corp. Ltd.	41,258
11,954	Infratil Ltd.	85,677

		126,935

Norway — 5.8%
3,691	Aker BP ASA	93,675
4,203	Nordic Semiconductor ASA*	64,763
9,559	SpareBank 1 SMN	185,672
4,998	Veidekke ASA	79,179

		423,289

Philippines — 2.4%
21,640	International Container Terminal Services, Inc.	175,499

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Small Cap Equity Fund (cont.)

September 30, 2025 (Unaudited)

Shares		Value
Spain — 2.8%
8,706	ATALAYA MINING COPPER SA	$73,565
1,847	CIE Automotive SA	57,858
4,969	Merlin Properties Socimi SA, REIT	75,249

		206,672

Sweden — 6.6%
8,880	Alimak Group AB(a)	146,239
1,078	Camurus AB*	78,728
10,610	Hexpol AB	95,410
787	MIPS AB	28,617
4,241	Sweco AB, Class B	70,841
2,518	Thule Group AB(a)	61,958

		481,793

Switzerland — 1.7%
1,546	R&S Group Holding AG	54,287
418	Sulzer AG	71,253

		125,540

Taiwan — 4.5%
313	ASPEED Technology, Inc.	52,059
12,791	E Ink Holdings, Inc.	101,623
1,462	Lotes Co. Ltd.	74,732
3,356	Voltronic Power Technology Corp.	102,482

		330,896

Thailand — 2.6%
30,100	Central Pattana Public Co. Ltd. - FOR	52,057
380	Fabrinet*	138,555

		190,612

United Kingdom — 9.3%
4,991	Auto Trader Group Plc(a)	53,021
10,926	Barratt Redrow Plc	57,483
2,077	Cranswick Plc	140,406
1,022	Diploma Plc	73,151
6,588	Howden Joinery Group Plc	74,951
10,046	OSB Group Plc	76,835
6,414	Rightmove Plc	61,253
2,424	Softcat Plc	51,563
11,098	Volution Group Plc	94,537

		683,200

United States — 1.9%
3,876	Life360, Inc.(a),*	136,615

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Small Cap Equity Fund (cont.)

September 30, 2025 (Unaudited)

Shares		Value
Vietnam — 1.3%
27,991	FPT Corp.	$98,594

Total Common Stocks		7,306,964

(Cost $5,623,156)

Investment Company — 1.2%
87,850	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	87,850

Total Investment Company		87,850

(Cost $87,850)

Total Investments		$7,394,814
(Cost $5,711,006)(c) — 101.0%

Liabilities in excess of other assets — (1.0)%		(75,582)

NET ASSETS — 100.0%		$7,319,232

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

*	Non-income producing security.

Abbreviations	used are defined below:

ADR	– American Depositary Receipt

FOR	– Foreign Ownership Receipt

REIT	– Real Estate Investment Trust

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC China Equity Fund

September 30, 2025 (Unaudited)

Shares		Value
Common Stocks — 96.1%
China — 81.8%
28,216	Alibaba Group Holding Ltd.	$631,026
14,400	Anhui Yingliu Electromechanical Co. Ltd., Class A	65,933
659	Asymchem Laboratories Tianjin Co. Ltd., Class A	10,560
400	Baidu, Inc., ADR*	52,708
5,320	Baidu, Inc., Class A*	87,963
28,300	Baoshan Iron & Steel Co. Ltd., Class A	28,137
1,000	BYD Co. Ltd., Class H	14,135
262,818	CGN Mining Co. Ltd.	106,290
209,476	China Construction Bank Corp., Class H	200,922
30,000	China Hongqiao Group Ltd.	101,605
24,000	China Life Insurance Co. Ltd., Class H	67,966
10,577	China Merchants Bank Co. Ltd., Class H	63,303
108,000	China National Building Material Co. Ltd., Class H	76,527
19,197	China Resources Land Ltd.	74,820
92,592	Chongqing Rural Commercial Bank Co. Ltd., Class H	71,447
5,200	Contemporary Amperex Technology Co. Ltd., Class A	294,910
78,682	CSPC Pharmaceutical Group Ltd.	94,775
9,253	Foshan Haitian Flavouring & Food Co. Ltd., Class H	39,622
9,174	Fuyao Glass Industry Group Co. Ltd., Series H(a)	92,409
57,000	Geely Automobile Holdings Ltd.	142,868
24,100	Hengli Petrochemical Co. Ltd., Class A	58,110
3,300	Hexing Electrical Co. Ltd., Class A	12,912
104,383	Industrial & Commercial Bank of China Ltd., Class H	76,862
400	Innovent Biologics, Inc.(a),*	4,980
914	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H*	10,369
85,000	Jinxin Fertility Group Ltd.(a),*	31,155
6,685	Kanzhun Ltd., ADR*	156,162
79	KE Holdings, Inc., ADR	1,501
7,707	KE Holdings, Inc., Class A	50,237
37,142	Lens Technology Co. Ltd., Class H	146,526
10,700	Luxshare Precision Industry Co. Ltd., Class A	97,737
6,098	Meituan, Class B(a),*	81,462
5,636	Midea Group Co. Ltd., Class H	59,480
100	Mixue Group*	4,981
11,700	Muyuan Foods Co. Ltd., Class A	87,242
4,140	NetEase, Inc.	125,742
19,176	New Horizon Health Ltd.(a),(b),(c),*	0
200	OmniVision Integrated Circuits Group, Inc., Class A	4,265
2,863	PDD Holdings, Inc. , ADR*	378,403
23,612	Ping An Insurance Group Co. of China Ltd., Series H	160,634
10,300	POCO Holding Co. Ltd., Class A	122,362
2,500	Remegen Co. Ltd., Class H(a),*	37,718
12,650	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	73,923
1,524	Shenzhen Inovance Technology Co. Ltd., Class A	18,005
2,070	Shenzhen SEICHI Technologies Co. Ltd., Class A	52,833
6,533	Shenzhou International Group Holdings Ltd.	51,720

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC China Equity Fund (cont.)

September 30, 2025 (Unaudited)

Shares		Value
4,700	Sieyuan Electric Co. Ltd., Class A	$72,053
3,500	Sungrow Power Supply Co. Ltd., Class A	79,895
3,912	TAL Education Group, ADR*	43,814
7,586	Tencent Holdings Ltd.	646,400
622	Trip.com Group Ltd.	47,171
13,400	Xiaomi Corp., Class B(a),*	93,129
4,500	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	31,594
900	Zhongji Innolight Co. Ltd., Class A	51,369
54,704	Zijin Mining Group Co. Ltd., Class H	228,719

		5,517,391

Hong Kong — 7.0%
2,400	ASMPT Ltd.	25,309
2,900	Hong Kong Exchanges & Clearing Ltd.	164,635
1,500	Techtronic Industries Co. Ltd.	19,175
16,903	Zijin Gold International Co. Ltd.*	261,952

		471,071

Korea — 0.8%
224	SK Hynix, Inc.	55,529

Macao — 1.4%
33,600	Sands China Ltd.	93,364

South Africa — 3.5%
643	Naspers Ltd., Class N	233,648

Taiwan — 1.6%
3,407	Delta Electronics, Inc.	95,976
334	Taiwan Semiconductor Manufacturing Co. Ltd.	14,508

		110,484

Total Common Stocks		6,481,487

(Cost $4,720,222)

Participation Note — 1.3%
China — 1.3%
12,579	Guangdong Songfa Ceramics Co. Ltd.*	85,090

Total Participation Note		85,090

(Cost $82,351)

Total Investments		$6,566,577
(Cost $4,802,573)(d) — 97.4%

Other assets in excess of liabilities — 2.6%		175,801

NET ASSETS — 100.0%		$6,742,378

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC China Equity Fund (cont.)

September 30, 2025 (Unaudited)

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

*	Non-income producing security.

Abbreviations used are defined below:

ADR - American Depositary Receipt

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2025 (Unaudited)

	RBC Emerging Markets Equity Fund	RBC Emerging Markets ex-China Equity Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $4,130,107,906 and $47,839,094, respectively)	$5,158,772,854	$59,571,601
Affiliated investments (cost $64,080,717 and $521,697, respectively)	64,080,717	521,697
Cash	102,244	—
Foreign currency, at value (cost $388,260 and $4,120, respectively)	388,015	4,090
Interest and dividend receivable	5,714,623	61,107
Receivable from advisor	310,384	22,142
Receivable for capital shares issued	5,140,038	—
Receivable for investments sold	2,742,036	306,784
Prepaid expenses and other assets	49,985	20,199

Total Assets	5,237,300,896	60,507,620

Liabilities:
Current tax payable	15,102,958	156,435
Professional fees payable	12,895	12,788
Payable for capital shares redeemed	15,387,862	—
Accrued expenses and other payables:
Investment advisory fees	3,233,780	37,806
Accounting fees	116,006	61,218
Audit fees	25,587	19,397
Trustees’ fees	—	9
Distribution fees	104,515	4,404
Custodian fees	221,161	16,081
Shareholder reports	—	3,558
Transfer agent fees	361,894	1,814
Other	118,937	4,498

Total Liabilities	34,685,595	318,008

Net Assets	$5,202,615,301	$60,189,612

Net Assets Consists of:
Capital	$4,132,283,337	$43,417,268
Accumulated earnings	1,070,331,964	16,772,344

Net Assets	$5,202,615,301	$60,189,612

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2025 (Unaudited)

	RBC Emerging Markets Equity Fund	RBC Emerging Markets ex-China Equity Fund
Net Assets
Class A	$195,992,186	$815,863
Class I	3,853,875,915	57,858,746
Class R6	1,152,747,200	1,515,003

Total	$5,202,615,301	$60,189,612

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	12,073,067	57,543
Class I	233,658,736	4,071,451
Class R6	69,532,985	106,703

Total	315,264,788	4,235,697

Net Asset Values and Redemption Prices Per Share:
Class A	$16.23	$14.18

Class I	$16.49	$14.21

Class R6	$16.58	$14.20

Maximum Offering Price Per Share:
Class A	$17.22	$15.05

Maximum Sales Charge - Class A	5.75%	5.75%

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2025 (Unaudited)

	RBC Emerging Markets Value Equity Fund	RBC Global Opportunities Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $70,995,814 and $396,682,623, respectively)	$87,644,768	$495,980,758
Affiliated investments (cost $342,611 and $7,175,930, respectively)	342,611	7,175,930
Foreign currency, at value (cost $12,840 and $2,773, respectively)	12,840	2,936
Interest and dividend receivable	222,590	1,714,564
Receivable from advisor	15,497	20,868
Receivable for capital shares issued	56,931	10,808
Receivable for investments sold	152,552	12,075,477
Prepaid expenses and other assets	34,931	21,435

Total Assets	88,482,720	517,002,776

Liabilities:
Current tax payable	308,660	95,082
Professional fees payable	2,876	2,942
Payable for capital shares redeemed	4,890	5,919
Payable for investments purchased	418,124	10,857,239
Accrued expenses and other payables:
Investment advisory fees	52,011	257,007
Accounting fees	19,562	28,474
Audit fees	19,500	21,141
Trustees’ fees	—	549
Distribution fees	89	191
Custodian fees	27,058	9,081
Shareholder reports	2,907	5,293
Transfer agent fees	8,473	59,728
Other	15,250	29,826

Total Liabilities	879,400	11,372,472

Net Assets	$87,603,320	$505,630,304

Net Assets Consists of:
Capital	$79,161,489	$411,319,941
Accumulated earnings	8,441,831	94,310,363

Net Assets	$87,603,320	$505,630,304

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2025 (Unaudited)

	RBC Emerging Markets Value Equity Fund	RBC Global Opportunities Fund
Net Assets
Class A	$20,997	$74,371
Class I	87,117,834	405,454,154
Class R6	464,489	100,101,779

Total	$87,603,320	$505,630,304

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	1,995	3,112
Class I	8,257,627	16,915,448
Class R6	47,329	4,161,645

Total	8,306,951	21,080,205

Net Asset Values and Redemption Prices Per Share:
Class A	$10.52	$23.90

Class I	$10.55	$23.97

Class R6	$9.81	$24.05

Maximum Offering Price Per Share:
Class A	$11.16	$25.36

Maximum Sales Charge - Class A	5.75%	5.75%

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2025 (Unaudited)

	RBC International Equity Fund	RBC International Small Cap Equity Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $22,794,210 and $5,623,156, respectively)	$27,377,291	$7,306,964
Affiliated investments (cost $727,848 and $87,850, respectively)	727,848	87,850
Foreign currency, at value (cost $277 and $50, respectively)	278	49
Interest and dividend receivable	124,842	19,402
Receivable from advisor	21,353	18,614
Receivable for investments sold	37,899	33,608
Prepaid expenses and other assets	20,251	20,097

Total Assets	28,309,762	7,486,584

Liabilities:
Current tax payable	—	10,421
Professional fees payable	1,523	8,663
Payable for investments purchased	145,018	35,227
Accrued expenses and other payables:
Investment advisory fees	15,225	5,182
Accounting fees	60,488	60,101
Audit fees	19,496	19,520
Distribution fees	8,208	3,983
Custodian fees	1,123	5,464
Shareholder reports	4,561	4,278
Transfer agent fees	1,779	1,777
Other	13,016	12,736

Total Liabilities	270,437	167,352

Net Assets	$28,039,325	$7,319,232

Net Assets Consists of:
Capital	$21,296,702	$5,121,124
Accumulated earnings	6,742,623	2,198,108

Net Assets	$28,039,325	$7,319,232

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2025 (Unaudited)

	RBC International Equity Fund	RBC International Small Cap Equity Fund
Net Assets
Class A	$1,385,438	$727,138
Class I	24,541,381	5,125,594
Class R6	2,112,506	1,466,500

Total	$28,039,325	$7,319,232

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	104,696	50,860
Class I	1,850,825	357,774
Class R6	159,253	102,320

Total	2,114,774	510,954

Net Asset Values and Redemption Prices Per Share:
Class A	$13.23	$14.30

Class I	$13.26	$14.33

Class R6	$13.27	$14.33

Maximum Offering Price Per Share:
Class A	$14.04	$15.17

Maximum Sales Charge - Class A	5.75%	5.75%

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2025 (Unaudited)

RBC China Equity Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $4,802,573)	$6,566,577
Cash	109,613
Foreign currency, at value (cost $969)	969
Interest and dividend receivable	6,024
Receivable from advisor	13,426
Receivable for investments sold	95,055
Prepaid expenses and other assets	44,015

Total Assets	6,835,679

Liabilities:
Professional fees payable	2,330
Payable for investments purchased	14,197
Accrued expenses and other payables:
Investment advisory fees	4,005
Accounting fees	16,838
Audit fees	19,524
Distribution fees	3,973
Custodian fees	4,058
Shareholder reports	6,310
Transfer agent fees	7,537
Other	14,529

Total Liabilities	93,301

Net Assets	$6,742,378

Net Assets Consists of:
Capital	$5,168,323
Accumulated earnings	1,574,055

Net Assets	$6,742,378

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2025 (Unaudited)

RBC China Equity Fund
Net Assets
Class A	$668,762
Class I	4,722,101
Class R6	1,351,515

Total	$6,742,378

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	51,781
Class I	365,064
Class R6	104,452

Total	521,297

Net Asset Values and Redemption Prices Per Share:
Class A	$12.92

Class I	$12.94

Class R6	$12.94

Maximum Offering Price Per Share:
Class A	$13.71

Maximum Sales Charge - Class A	5.75%

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended September 30, 2025

(Unaudited)

	RBC Emerging Markets Equity Fund	RBC Emerging Markets ex-China Equity Fund
Investment Income:
Dividend income - unaffiliated	$72,369,645	$939,528
Dividend income - affiliated	1,082,095	25,535
Foreign tax withholding	(8,417,628)	(156,827)

Total Investment Income	65,034,112	808,236
Expenses:
Investment advisory fees	18,230,555	257,281
Distribution fees–Class A	216,891	10,330
Accounting fees	149,778	29,939
Audit fees	28,336	19,682
Custodian fees	773,628	28,548
Insurance fees	3,539	1,704
Legal fees	117,228	1,960
Registrations and filing fees	50,486	27,685
Shareholder reports	95,397	14,323
Transfer agent fees–Class A	373,987	1,774
Transfer agent fees–Class I	1,806,582	26,661
Transfer agent fees–Class R6	3,100	1,765
Trustees’ fees and expenses	97,387	1,600
Tax expense	15,232	15,125
Other fees	57,293	10,817

Total expenses before fee waiver/reimbursement	22,019,419	449,194
Expenses waived/reimbursed by:
Advisor	(1,786,365)	(149,152)

Net expenses	20,233,054	300,042

Net Investment Income	44,801,058	508,194

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	31,320,004	4,244,065
Foreign currency transactions	(2,142,281)	(38,460)
Foreign tax	(826,146)	(68,510)

Net realized gains	28,351,577	4,137,095
Net change in unrealized appreciation on:
Investments	839,681,720	7,968,048
Foreign currency	65,645	1,866
Foreign tax	780,560	224,567

Net unrealized gains	840,527,925	8,194,481

Change in net assets resulting from operations	$913,680,560	$12,839,770

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Six Months Ended September 30, 2025 (Unaudited)

	RBC Emerging Markets Value Equity Fund	RBC Global Opportunities Fund
Investment Income:
Dividend income - unaffiliated	$1,286,707	$3,815,380
Dividend income - affiliated	11,302	124,033
Foreign tax withholding	(142,261)	(244,884)

Total Investment Income	1,155,748	3,694,529
Expenses:
Investment advisory fees	262,554	1,597,093
Distribution fees–Class A	23	86
Accounting fees	34,708	37,811
Audit fees	19,766	21,052
Custodian fees	38,888	31,758
Insurance fees	1,704	2,273
Legal fees	1,884	15,401
Registrations and filing fees	26,236	31,283
Shareholder reports	14,601	21,171
Transfer agent fees–Class A	1,780	1,805
Transfer agent fees–Class I	27,751	177,608
Transfer agent fees–Class R6	1,781	2,066
Trustees’ fees and expenses	1,473	12,876
Tax expense	3,221	5,280
Other fees	6,860	11,174

Total expenses before fee waiver/reimbursement	443,230	1,968,737
Expenses waived/reimbursed by:
Advisor	(128,202)	(154,923)

Net expenses	315,028	1,813,814

Net Investment Income	840,720	1,880,715

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	3,402,175	20,362,670
Foreign currency transactions	(79,449)	(217,331)
Foreign tax	(25,837)	(229,957)

Net realized gains	3,296,889	19,915,382
Net change in unrealized appreciation/ (depreciation) on:
Investments	11,955,572	66,372,986
Foreign currency	2,409	66,916
Foreign tax	(44,276)	265,056

Net unrealized gains	11,913,705	66,704,958

Change in net assets resulting from operations	$16,051,314	$88,501,055

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Six Months Ended September 30, 2025 (Unaudited)

	RBC International Equity Fund	RBC International Small Cap Equity Fund
Investment Income:
Dividend income - unaffiliated	$451,788	$96,717
Dividend income - affiliated	7,760	2,383
Foreign tax withholding	(54,597)	(14,747)

Total Investment Income	404,951	84,353
Expenses:
Investment advisory fees	92,082	30,731
Distribution fees–Class A	1,663	858
Accounting fees	33,733	33,265
Audit fees	19,609	19,548
Custodian fees	14,952	8,532
Insurance fees	1,704	1,704
Legal fees	777	192
Registrations and filing fees	27,650	27,483
Shareholder reports	13,321	13,092
Transfer agent fees–Class A	1,776	1,766
Transfer agent fees–Class I	1,769	1,769
Transfer agent fees–Class R6	1,775	1,766
Trustees’ fees and expenses	636	157
Tax expense	3,861	11,001
Other fees	2,675	2,597

Total expenses before fee waiver/reimbursement	217,983	154,461
Expenses waived/reimbursed by:
Advisor	(111,698)	(119,865)

Net expenses	106,285	34,596

Net Investment Income	298,666	49,757

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	1,162,634	375,437
Foreign currency transactions	(34,659)	(6,543)
Foreign tax	—	(1,173)

Net realized gains	1,127,975	367,721
Net change in unrealized appreciation on:
Investments	1,805,901	881,245
Foreign currency	5,533	501
Foreign tax	—	2,145

Net unrealized gains	1,811,434	883,891

Change in net assets resulting from operations	$3,238,075	$1,301,369

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Six Months Ended September 30, 2025 (Unaudited)

RBC China Equity Fund
Investment Income:
Interest income	$607
Dividend income	81,299
Foreign tax withholding	(4,528)

Total Investment Income	77,378
Expenses:
Investment advisory fees	21,493
Distribution fees–Class A	667
Accounting fees	30,751
Audit fees	19,546
Custodian fees	9,761
Insurance fees	1,704
Legal fees	5,130
Registrations and filing fees	19,734
Shareholder reports	12,412
Transfer agent fees–Class A	856
Transfer agent fees–Class I	850
Transfer agent fees–Class R6	856
Trustees’ fees and expenses	123
Tax expense	2,351
Other fees	2,591

Total expenses before fee waiver/reimbursement	128,825
Expenses waived/reimbursed by:
Advisor	(100,218)

Net expenses	28,607

Net Investment Income	48,771

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	462,807
Foreign currency transactions	(3,450)

Net realized gains	459,357
Net change in unrealized appreciation on:
Investments	1,087,293
Foreign currency	149

Net unrealized gains	1,087,442

Change in net assets resulting from operations	$1,595,570

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Emerging Markets Equity Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
From Investment Activities
Operations:
Net investment income	$44,801,058	$41,277,922
Net realized gains from investments and foreign currency	28,351,577	37,082,521
Net change in unrealized appreciation on investments and foreign currency	840,527,925	182,059,576

Change in net assets resulting from operations	913,680,560	260,420,019

Distributions to Shareholders:
Class A	—	(656,882)
Class I	—	(43,604,009)
Class R6	—	(7,314,419)

Change in net assets resulting from shareholder distributions	—	(51,575,310)

Capital Transactions: (Note 6)
Proceeds from shares issued	891,190,534	1,557,874,218
Distributions reinvested	—	42,180,945
Cost of shares redeemed	(540,765,723)	(758,685,105)

Change in net assets resulting from capital transactions	350,424,811	841,370,058

Net increase in net assets	1,264,105,371	1,050,214,767
Net Assets:
Beginning of period	3,938,509,930	2,888,295,163

End of period	$5,202,615,301	$3,938,509,930

Share Transactions:
Issued	61,226,925	114,913,222
Reinvested	—	3,195,558
Redeemed	(36,734,404)	(56,185,199)

Change in shares resulting from capital transactions	24,492,521	61,923,581

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Emerging Markets ex-China Equity Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
From Investment Activities
Operations:
Net investment income	$508,194	$601,447
Net realized gains from investments and foreign currency	4,137,095	1,876,104
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	8,194,481	(3,202,333)

Change in net assets resulting from operations	12,839,770	(724,782)

Distributions to Shareholders:
Class A	—	(306,169)
Class I	—	(2,261,002)
Class R6	—	(54,636)

Change in net assets resulting from shareholder distributions	—	(2,621,807)

Capital Transactions: (Note 6)
Proceeds from shares issued	2,323,764	13,454,796
Distributions reinvested	—	2,530,245
Cost of shares redeemed	(15,819,818)	(1,976,504)

Change in net assets resulting from capital transactions	(13,496,054)	14,008,537

Net increase/(decrease) in net assets	(656,284)	10,661,948
Net Assets:
Beginning of period	60,845,896	50,183,948

End of period	$60,189,612	$60,845,896

Share Transactions:
Issued	176,173	1,045,039
Reinvested	—	212,077
Redeemed	(1,167,676)	(165,398)

Change in shares resulting from capital transactions	(991,503)	1,091,718

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Emerging Markets Value Equity Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
From Investment Activities
Operations:
Net investment income	$840,720	$1,157,411
Net realized gains from investments and foreign currency	3,296,889	658,637
Net change in unrealized appreciation on investments and foreign currency	11,913,705	2,083,758

Change in net assets resulting from operations	16,051,314	3,899,806

Distributions to Shareholders:
Class A	—	(709)
Class I	—	(2,666,810)
Class R6	—	(7,173)

Change in net assets resulting from shareholder distributions	—	(2,674,692)

Capital Transactions: (Note 6)
Proceeds from shares issued	19,358,494	5,487,015
Distributions reinvested	—	2,674,070
Cost of shares redeemed	(5,458,425)	(17,300,601)

Change in net assets resulting from capital transactions	13,900,069	(9,139,516)

Net increase/(decrease) in net assets	29,951,383	(7,914,402)
Net Assets:
Beginning of period	57,651,937	65,566,339

End of period	$87,603,320	$57,651,937

Share Transactions:
Issued	1,977,294	656,471
Reinvested	—	339,849
Redeemed	(585,343)	(2,068,724)

Change in shares resulting from capital transactions	1,391,951	(1,072,404)

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Global Opportunities Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
From Investment Activities
Operations:
Net investment income	$1,880,715	$3,684,436
Net realized gains from investments and foreign currency	19,915,382	48,090,518
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	66,704,958	(31,674,825)

Change in net assets resulting from operations	88,501,055	20,100,129

Distributions to Shareholders:
Class A	—	(192)
Class I	—	(2,393,575)
Class R6	—	(903,876)

Change in net assets resulting from shareholder distributions	—	(3,297,643)

Capital Transactions: (Note 6)
Proceeds from shares issued	23,620,266	26,654,313
Distributions reinvested	—	3,032,807
Cost of shares redeemed	(88,699,871)	(59,426,896)

Change in net assets resulting from capital transactions	(65,079,605)	(29,739,776)

Net increase/(decrease) in net assets	23,421,450	(12,937,290)
Net Assets:
Beginning of period	482,208,854	495,146,144

End of period	$505,630,304	$482,208,854

Share Transactions:
Issued	1,159,870	1,305,026
Reinvested	—	146,016
Redeemed	(4,074,220)	(2,870,955)

Change in shares resulting from capital transactions	(2,914,350)	(1,419,913)

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC International Equity Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
From Investment Activities
Operations:
Net investment income	$298,666	$398,211
Net realized gains from investments and foreign currency	1,127,975	1,137,809
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	1,811,434	(1,249,680)

Change in net assets resulting from operations	3,238,075	286,340

Distributions to Shareholders:
Class A	—	(35,880)
Class I	—	(677,579)
Class R6	—	(59,032)

Change in net assets resulting from shareholder distributions	—	(772,491)

Capital Transactions: (Note 6)
Proceeds from shares issued	122,918	16,519
Distributions reinvested	—	772,491
Cost of shares redeemed	(14,420)	(103)

Change in net assets resulting from capital transactions	108,498	788,907

Net increase in net assets	3,346,573	302,756
Net Assets:
Beginning of period	24,692,752	24,389,996

End of period	$28,039,325	$24,692,752

Share Transactions:
Issued	9,573	1,397
Reinvested	—	67,941
Redeemed	(1,106)	(8)

Change in shares resulting from capital transactions	8,467	69,330

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC International Small Cap Equity Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
From Investment Activities
Operations:
Net investment income	$49,757	$60,650
Net realized gains from investments and foreign currency	367,721	265,373
Net change in unrealized appreciation on investments and foreign currency	883,891	114,504

Change in net assets resulting from operations	1,301,369	440,527

Distributions to Shareholders:
Class A	—	(7,260)
Class I	—	(61,257)
Class R6	—	(18,102)

Change in net assets resulting from shareholder distributions	—	(86,619)

Capital Transactions: (Note 6)
Proceeds from shares issued	—	—
Distributions reinvested	—	86,619
Cost of shares redeemed	—	—

Change in net assets resulting from capital transactions	—	86,619

Net increase in net assets	1,301,369	440,527
Net Assets:
Beginning of period	6,017,863	5,577,336

End of period	$7,319,232	$6,017,863

Share Transactions:
Issued	—	—
Reinvested	—	7,427
Redeemed	—	—

Change in shares resulting from capital transactions	—	7,427

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC China Equity Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
From Investment Activities
Operations:
Net investment income	$48,771	$48,815
Net realized gains from investments and foreign currency	459,357	248,264
Net change in unrealized appreciation on investments and foreign currency	1,087,442	768,624

Change in net assets resulting from operations	1,595,570	1,065,703

Distributions to Shareholders:
Class A	—	(7,595)
Class I	—	(61,086)
Class R6	—	(17,912)

Change in net assets resulting from shareholder distributions	—	(86,593)

Capital Transactions: (Note 6)
Proceeds from shares issued	—	—
Distributions reinvested	—	86,593
Cost of shares redeemed	—	—

Change in net assets resulting from capital transactions	—	86,593

Net increase in net assets	1,595,570	1,065,703
Net Assets:
Beginning of period	5,146,808	4,081,105

End of period	$6,742,378	$5,146,808

Share Transactions:
Issued	—	—
Reinvested	—	10,068
Redeemed	—	—

Change in shares resulting from capital transactions	—	10,068

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities						Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/25 (Unaudited)	$13.34	0.13		2.76	—		2.89	—	—	—	$16.23
Year Ended 3/31/25	12.42	0.17		0.90	—		1.07	(0.07)	(0.08)	(0.15)	13.34
Year Ended 3/31/24	11.85	0.13		0.61	—		0.74	(0.17)	—	(0.17)	12.42
Year Ended 3/31/23	12.52	0.18		(0.76)	—		(0.58)	(0.09)	—	(0.09)	11.85
Year Ended 3/31/22	14.64	0.11		(1.88)	—(b	)	(1.77)	(0.15)	(0.20)	(0.35)	12.52
Year Ended 3/31/21	9.50	—(b	)	5.25	—(b	)	5.25	(0.11)	—	(0.11)	14.64
Class I
Six Months Ended 9/30/25 (Unaudited)	$13.54	0.15		2.80	—		2.95	—	—	—	$16.49
Year Ended 3/31/25	12.62	0.16		0.96	—		1.12	(0.12)	(0.08)	(0.20)	13.54
Year Ended 3/31/24	12.04	0.16		0.62	—		0.78	(0.20)	—	(0.20)	12.62
Year Ended 3/31/23	12.76	0.20		(0.77)	—		(0.57)	(0.15)	—	(0.15)	12.04
Year Ended 3/31/22	14.91	0.14		(1.91)	—(b	)	(1.77)	(0.18)	(0.20)	(0.38)	12.76
Year Ended 3/31/21	9.67	0.07		5.32	—(b	)	5.39	(0.15)	—	(0.15)	14.91
Class R6
Six Months Ended 9/30/25 (Unaudited)	$13.60	0.15		2.83	—		2.98	—	—	—	$16.58
Year Ended 3/31/25	12.69	0.15		0.96	—		1.11	(0.12)	(0.08)	(0.20)	13.60
Year Ended 3/31/24	12.10	0.17		0.62	—		0.79	(0.20)	—	(0.20)	12.69
Year Ended 3/31/23	12.82	0.20		(0.77)	—		(0.57)	(0.15)	—	(0.15)	12.10
Year Ended 3/31/22	14.98	0.15		(1.93)	—		(1.78)	(0.18)	(0.20)	(0.38)	12.82
Year Ended 3/31/21	9.72	0.07		5.34	—		5.41	(0.15)	—	(0.15)	14.98

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/25 (Unaudited)	21.67	%(c)	$ 195,992	1.13	%(d)(e)	1.76	%(d)	1.54	%(d)	6%
Year Ended 3/31/25	8.58%		102,778	1.13	%(e)	1.26%		2.03	%(e)	16%
Year Ended 3/31/24	6.29%		125,841	1.13	%(e)	1.11%		2.11	%(e)	34%
Year Ended 3/31/23	(4.57)%		124,373	1.13%		1.56%		1.82%		19%
Year Ended 3/31/22	(12.17)%		297,037	1.13%		0.77%		1.68%		14%
Year Ended 3/31/21	55.33%		287,862	1.13%		0.00%		1.45%		15%
Class I
Six Months Ended 9/30/25 (Unaudited)	21.79	%(c)	$3,853,876	0.88	%(d)(e)	1.97	%(d)	0.97	%(d)	6%
Year Ended 3/31/25	8.91%		3,044,933	0.88	%(e)	1.22%		0.99	%(e)	16%
Year Ended 3/31/24	6.54%		2,496,784	0.88	%(e)	1.30%		1.00	%(e)	34%
Year Ended 3/31/23	(4.38)%		1,751,023	0.88%		1.73%		1.03%		19%
Year Ended 3/31/22	(11.97)%		2,111,110	0.88%		1.01%		0.99%		14%
Year Ended 3/31/21	55.77%		2,069,695	0.88%		0.57%		0.99%		15%
Class R6
Six Months Ended 9/30/25 (Unaudited)	21.91	%(c)	$1,152,747	0.88	%(d)(e)	2.00	%(d)	0.86	%(d)	6%
Year Ended 3/31/25	8.79%		790,799	0.88	%(e)	1.11%		0.89	%(e)	16%
Year Ended 3/31/24	6.59%		265,671	0.88	%(e)	1.40%		0.88	%(e)	34%
Year Ended 3/31/23	(4.36)%		244,839	0.88%		1.70%		0.90%		19%
Year Ended 3/31/22	(11.99)%		248,557	0.88%		1.05%		0.88%		14%
Year Ended 3/31/21	55.70%		305,553	0.88%		0.58%		0.88%		15%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

(e)	Ratios include line of credit interest expense which is less than 0.01%.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets ex-China Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/25 (Unaudited)	$11.64	0.12	2.42	2.54	—	—	—	$14.18
Year Ended 3/31/25	12.12	0.07	(0.07)	—	(0.04)	(0.44)	(0.48)	11.64
Year Ended 3/31/24	10.40	0.11	1.82	1.93	(0.07)	(0.14)	(0.21)	12.12
Period Ended 3/31/23(b)	10.00	0.03	0.37	0.40	—	—	—	10.40
Class I
Six Months Ended 9/30/25 (Unaudited)	$11.64	0.10	2.47	2.57	—	—	—	$14.21
Year Ended 3/31/25	12.14	0.13	(0.10)	0.03	(0.09)	(0.44)	(0.53)	11.64
Year Ended 3/31/24	10.41	0.14	1.83	1.97	(0.10)	(0.14)	(0.24)	12.14
Period Ended 3/31/23(b)	10.00	0.03	0.38	0.41	—	—	—	10.41
Class R6
Six Months Ended 9/30/25 (Unaudited)	$11.63	0.10	2.47	2.57	—	—	—	$14.20
Year Ended 3/31/25	12.13	0.13	(0.09)	0.04	(0.10)	(0.44)	(0.54)	11.63
Year Ended 3/31/24	10.41	0.13	1.83	1.96	(0.10)	(0.14)	(0.24)	12.13
Period Ended 3/31/23(b)	10.00	0.04	0.37	0.41	—	—	—	10.41

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 15, 2022 (commencement of operations) through March 31, 2023.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets ex-China Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate
Class A
Six Months Ended 9/30/25 (Unaudited)	21.82	%(c)	$ 816	1.13%(d)	1.79%(d)	1.53%(d)	5%
Year Ended 3/31/25	(0.10)%		8,971	1.13%	0.55%	1.67%	17%
Year Ended 3/31/24	18.73%		617	1.13%	0.96%	2.60%	38%
Period Ended 3/31/23(e)	4.00	%(c)	520	1.13%(d)	1.06%(d)	4.27%(d)	2%
Class I
Six Months Ended 9/30/25 (Unaudited)	22.08	%(c)	$57,859	0.91%(d)(f)	1.55%(d)	1.38%(d)(f)	5%
Year Ended 3/31/25	0.13%		50,634	0.88%	1.05%	1.36%	17%
Year Ended 3/31/24	19.07%		48,328	0.88%	1.23%	1.82%	38%
Period Ended 3/31/23(e)	4.10	%(c)	32,321	0.88%(d)	0.94%(d)	2.22%(d)	2%
Class R6
Six Months Ended 9/30/25 (Unaudited)	22.10	%(c)	$ 1,515	0.91%(d)(f)	1.54%(d)	1.53%(d)(f)	5%
Year Ended 3/31/25	0.18%		1,241	0.88%	1.06%	1.52%	17%
Year Ended 3/31/24	18.99%		1,239	0.88%	1.21%	2.03%	38%
Period Ended 3/31/23(e)	4.10	%(c)	1,041	0.88%(d)	1.31%(d)	3.10%(d)	2%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01% except for the period ended March 31, 2023, when the Fund’s net expense ratio would increase by an amount of 0.01%.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)	For the period from December 15, 2022 (commencement of operations) through March 31, 2023.

(f)	During the period ended September 30, 2025 the ratios include line of credit interest expense of 0.03%.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Value Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/25 (Unaudited)	$ 8.33	0.11	2.08	2.19	—	—	—	$10.52
Year Ended 3/31/25	8.21	0.14	0.35	0.49	(0.37)	—	(0.37)	8.33
Year Ended 3/31/24	7.72	0.14	0.64	0.78	(0.29)	—	(0.29)	8.21
Period Ended 3/31/23(b)	8.62	0.12	(0.50)	(0.38)	—	(0.52)	(0.52)	7.72
Class I
Six Months Ended 9/30/25 (Unaudited)	$ 8.34	0.12	2.09	2.21	—	—	—	$10.55
Year Ended 3/31/25	8.22	0.16	0.35	0.51	(0.39)	—	(0.39)	8.34
Year Ended 3/31/24	7.73	0.16	0.65	0.81	(0.32)	—	(0.32)	8.22
Year Ended 3/31/23	8.81	0.22	(0.78)	(0.56)	—	(0.52)	(0.52)	7.73
Year Ended 3/31/22	11.22	0.15	(1.30)	(1.15)	(0.18)	(1.08)	(1.26)	8.81
Year Ended 3/31/21	6.42	0.08	4.76	4.84	(0.03)	(0.01)	(0.04)	11.22
Class R6
Six Months Ended 9/30/25 (Unaudited)	$ 7.76	0.10	1.95	2.05	—	—	—	$9.81
Year Ended 3/31/25	7.88	0.34	0.13	0.47	(0.59)	—	(0.59)	7.76
Year Ended 3/31/24	7.41	0.16	0.63	0.79	(0.32)	—	(0.32)	7.88
Year Ended 3/31/23	8.46	0.22	(0.75)	(0.53)	—	(0.52)	(0.52)	7.41
Year Ended 3/31/22	10.90	0.19	(1.29)	(1.10)	(0.26)	(1.08)	(1.34)	8.46
Year Ended 3/31/21	6.42	0.12	4.68	4.80	(0.31)	(0.01)	(0.32)	10.90

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from April 19, 2022 (commencement of operations) through March 31, 2023.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Value Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/25 (Unaudited)	26.29%(c)	$ 21	1.21%(d)(e)	2.35%(d)	20.67%(d)(e)	23%
Year Ended 3/31/25	6.26%	17	1.22%(e)	1.67%	23.49%(e)	40%
Year Ended 3/31/24	10.47%	16	1.21%(e)	1.79%	32.28%(e)	44%
Period Ended 3/31/23(f)	(4.16)%(c)	14	1.20%(d)	1.67%(d)	19.67%(d)	44%
Class I
Six Months Ended 9/30/25 (Unaudited)	26.50%(c)	$87,118	0.96%(d)(e)	2.56%(d)	1.34%(d)(e)	23%
Year Ended 3/31/25	6.53%	57,493	0.97%(e)	1.93%	1.47%(e)	40%
Year Ended 3/31/24	10.78%	62,756	0.96%(e)	2.06%	1.33%(e)	44%
Year Ended 3/31/23	(6.10)%	64,106	0.95%	2.86%	1.57%	44%
Year Ended 3/31/22	(10.95)%	72,867	0.95%	1.43%	1.41%	67%
Year Ended 3/31/21	75.61%	40,956	0.95%	0.79%	1.97%	68%
Class R6
Six Months Ended 9/30/25 (Unaudited)	26.42%(c)	$ 464	0.89%(d)(e)	2.37%(d)	2.56%(d)(e)	23%
Year Ended 3/31/25	6.45%	142	0.88%(g)	4.11%	1.70%(g)	40%
Year Ended 3/31/24	11.00%	2,795	0.89%(e)	2.12%	1.35%(e)	44%
Year Ended 3/31/23	(6.01)%	2,520	0.88%	2.93%	1.62%	44%
Year Ended 3/31/22	(10.84)%	2,681	0.88%	1.74%	1.33%	67%
Year Ended 3/31/21	75.44%	3,006	0.88%	1.36%	3.37%	68%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Value Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

(d)	Annualized.

(e)	During the period ended September 30, 2025, and years ended March 31, 2025 and 2024 the ratios include line of credit interest expense of 0.01%, 0.02% and 0.01%, respectively.

(f)	For period from April 19, 2022 (commencement of operations) through March 31, 2023.

(g)	Ratios include line of credit interest expense which is less than 0.01%.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/25 (Unaudited)	$20.04	0.05	3.81	—	3.86	—	—	—	$23.90
Year Ended 3/31/25	19.43	0.09	0.60	—	0.69	(0.08)	—	(0.08)	20.04
Year Ended 3/31/24	16.86	0.09	2.58	—	2.67	(0.10)	—	(0.10)	19.43
Year Ended 3/31/23	19.09	0.07	(2.30)	—	(2.23)	—(b)	—	—	16.86
Year Ended 3/31/22	19.39	—(b)	0.64	—	0.64	(0.03)	(0.91)	(0.94)	19.09
Year Ended 3/31/21	12.28	(0.01)	7.51	—(b)	7.50	—	(0.39)	(0.39)	19.39
Class I
Six Months Ended 9/30/25 (Unaudited)	$20.08	0.08	3.81	—	3.89	—	—	—	$23.97
Year Ended 3/31/25	19.47	0.15	0.59	—	0.74	(0.13)	—	(0.13)	20.08
Year Ended 3/31/24	16.88	0.14	2.58	—	2.72	(0.13)	—	(0.13)	19.47
Year Ended 3/31/23	19.11	0.11	(2.30)	—	(2.19)	(0.04)	—	(0.04)	16.88
Year Ended 3/31/22	19.41	0.05	0.64	—	0.69	(0.08)	(0.91)	(0.99)	19.11
Year Ended 3/31/21	12.28	0.04	7.53	—	7.57	(0.05)	(0.39)	(0.44)	19.41
Class R6
Six Months Ended 9/30/25 (Unaudited)	$20.15	0.10	3.80	—	3.90	—	—	—	$24.05
Year Ended 3/31/25	19.53	0.16	0.60	—	0.76	(0.14)	—	(0.14)	20.15
Year Ended 3/31/24	16.94	0.15	2.58	—	2.73	(0.14)	—	(0.14)	19.53
Year Ended 3/31/23	19.17	0.12	(2.30)	—	(2.18)	(0.05)	—	(0.05)	16.94
Year Ended 3/31/22	19.47	0.06	0.63	—	0.69	(0.08)	(0.91)	(0.99)	19.17
Year Ended 3/31/21	12.30	0.06	7.52	—	7.58	(0.02)	(0.39)	(0.41)	19.47

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/25 (Unaudited)	19.26%(c)	$ 74	1.00%(d)(e)	0.47%(d)	6.22%(d)(e)	25%
Year Ended 3/31/25	3.55%	63	1.00%(e)	0.46%	8.20%(e)	72%
Year Ended 3/31/24	15.88%	45	1.00%(e)	0.54%	8.52%(e)	43%
Year Ended 3/31/23	(11.66)%	20	1.00%	0.41%	20.49%	38%
Year Ended 3/31/22	2.86%	25	1.00%	(0.01)%	24.16%	44%
Year Ended 3/31/21	61.21%	13	1.02%(f)	(0.07)%	33.96%	62%
Class I
Six Months Ended 9/30/25 (Unaudited)	19.37%(c)	$405,454	0.75%(d)(e)	0.72%(d)	0.82%(d)(e)	25%
Year Ended 3/31/25	3.80%	347,493	0.75%(e)	0.72%	0.82%(e)	72%
Year Ended 3/31/24	16.22%	368,058	0.75%(e)	0.78%	0.82%(e)	43%
Year Ended 3/31/23	(11.44)%	313,879	0.75%	0.66%	0.84%	38%
Year Ended 3/31/22	3.09%	330,052	0.75%	0.23%	0.81%	44%
Year Ended 3/31/21	61.74%	144,339	0.77%(f)	0.25%	0.99%	62%
Class R6
Six Months Ended 9/30/25 (Unaudited)	19.36%(c)	$100,102	0.70%(d)(e)	0.92%(d)	0.73%(d)(e)	25%
Year Ended 3/31/25	3.89%	134,653	0.70%(e)	0.77%	0.73%(e)	72%
Year Ended 3/31/24	16.23%	127,043	0.70%(e)	0.87%	0.73%(e)	43%
Year Ended 3/31/23	(11.35)%	153,349	0.70%	0.73%	0.73%	38%
Year Ended 3/31/22	3.11%	246,907	0.70%	0.30%	0.72%	44%
Year Ended 3/31/21	61.76%	120,220	0.71%(f)	0.31%	0.90%	62%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

(c)	Not annualized.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)

Beginning June 18, 2020, the net operating expenses were contractually limited to 1.00%, 0.75% and 0.70% of average daily net assets for Class A and Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2021.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC International Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/25 (Unaudited)	$11.71	0.13	1.39	1.52	—	—	—	$13.23
Year Ended 3/31/25	11.96	0.16	(0.06)	0.10	(0.15)	(0.20)	(0.35)	11.71
Year Ended 3/31/24	10.44	0.17	1.52	1.69	(0.17)	—	(0.17)	11.96
Period Ended 3/31/23(b)	10.00	0.05	0.39	0.44	—	—	—	10.44
Class I
Six Months Ended 9/30/25 (Unaudited)	$11.72	0.14	1.40	1.54	—	—	—	$13.26
Year Ended 3/31/25	11.97	0.19	(0.06)	0.13	(0.18)	(0.20)	(0.38)	11.72
Year Ended 3/31/24	10.45	0.20	1.52	1.72	(0.20)	—	(0.20)	11.97
Period Ended 3/31/23(b)	10.00	0.06	0.39	0.45	—	—	—	10.45
Class R6
Six Months Ended 9/30/25 (Unaudited)	$11.73	0.15	1.39	1.54	—	—	—	$13.27
Year Ended 3/31/25	11.98	0.20	(0.06)	0.14	(0.19)	(0.20)	(0.39)	11.73
Year Ended 3/31/24	10.45	0.20	1.53	1.73	(0.20)	—	(0.20)	11.98
Period Ended 3/31/23(b)	10.00	0.06	0.39	0.45	—	—	—	10.45

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 14, 2022 (commencement of operations) through March 31, 2023.

FINANCIAL HIGHLIGHTS

RBC International Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate
Class A
Six Months Ended 9/30/25 (Unaudited)	12.98%(c)	$ 1,385	1.04%(d)	2.00%(d)	2.10%(d)	37%
Year Ended 3/31/25	0.92%	1,239	1.04%	1.36%	2.01%	35%
Year Ended 3/31/24	16.36%	1,226	1.04%	1.58%	2.76%	17%
Period Ended 3/31/23(e)	4.40%(c)	1,044	1.04%(d)	1.80%(d)	3.74%(d)	10%
Class I
Six Months Ended 9/30/25 (Unaudited)	13.14%(c)	$24,541	0.79%(d)	2.25%(d)	1.60%(d)	37%
Year Ended 3/31/25	1.19%	21,586	0.79%	1.61%	1.49%	35%
Year Ended 3/31/24	16.62%	21,334	0.79%	1.83%	2.21%	17%
Period Ended 3/31/23(e)	4.50%(c)	18,283	0.79%(d)	2.05%(d)	2.64%(d)	10%
Class R6
Six Months Ended 9/30/25 (Unaudited)	13.13%(c)	$ 2,113	0.74%(d)	2.30%(d)	1.76%(d)	37%
Year Ended 3/31/25	1.24%	1,867	0.74%	1.66%	1.66%	35%
Year Ended 3/31/24	16.77%	1,830	0.74%	1.88%	2.41%	17%
Period Ended 3/31/23(e)	4.50%(c)	1,567	0.74%(d)	2.10%(d)	3.19%(d)	10%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)	For the period from December 14, 2022 (commencement of operations) through March 31, 2023.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC International Small Cap Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/25 (Unaudited)	$11.77	0.08	2.45	2.53	—	—	—	$14.30
Year Ended 3/31/25	11.07	0.09	0.75	0.84	(0.08)	(0.06)	(0.14)	11.77
Year Ended 3/31/24	10.25	0.11	0.76	0.87	(0.02)	(0.03)	(0.05)	11.07
Period Ended 3/31/23(b)	10.00	—	0.25	0.25	—	—	—	10.25
Class I
Six Months Ended 9/30/25 (Unaudited)	$11.78	0.10	2.45	2.55	—	—	—	$14.33
Year Ended 3/31/25	11.08	0.12	0.75	0.87	(0.11)	(0.06)	(0.17)	11.78
Year Ended 3/31/24	10.26	0.14	0.76	0.90	(0.05)	(0.03)	(0.08)	11.08
Period Ended 3/31/23(b)	10.00	0.01	0.25	0.26	—	—	—	10.26
Class R6
Six Months Ended 9/30/25 (Unaudited)	$11.78	0.10	2.45	2.55	—	—	—	$14.33
Year Ended 3/31/25	11.08	0.13	0.75	0.88	(0.12)	(0.06)	(0.18)	11.78
Year Ended 3/31/24	10.26	0.14	0.76	0.90	(0.05)	(0.03)	(0.08)	11.08
Period Ended 3/31/23(b)	10.00	0.01	0.25	0.26	—	—	—	10.26

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 14, 2022 (commencement of operations) through March 31, 2023.

FINANCIAL HIGHLIGHTS

RBC International Small Cap Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate
Class A
Six Months Ended 9/30/25 (Unaudited)	21.50%(c)	$ 727	1.24%(d)	1.21%(d)	5.06%(d)	32%
Year Ended 3/31/25	7.64%	599	1.24%	0.78%	4.95%	46%
Year Ended 3/31/24	8.51%	556	1.24%	1.09%	8.20%	81%
Period Ended 3/31/23(e)	2.50%(c)	513	1.24%(d)	0.13%(d)	10.81%(d)	5%
Class I
Six Months Ended 9/30/25 (Unaudited)	21.65%(c)	$5,126	0.99%(d)	1.46%(d)	4.37%(d)	32%
Year Ended 3/31/25	7.90%	4,214	0.99%	1.03%	4.19%	46%
Year Ended 3/31/24	8.77%	3,905	0.99%	1.34%	7.36%	81%
Period Ended 3/31/23(e)	2.60%(c)	3,591	0.99%(d)	0.38%(d)	9.00%(d)	5%
Class R6
Six Months Ended 9/30/25 (Unaudited)	21.65%(c)	$1,467	0.94%(d)	1.51%(d)	4.55%(d)	32%
Year Ended 3/31/25	7.95%	1,205	0.94%	1.08%	4.40%	46%
Year Ended 3/31/24	8.82%	1,116	0.94%	1.39%	7.61%	81%
Period Ended 3/31/23(e)	2.60%(c)	1,026	0.94%(d)	0.43%(d)	9.65%(d)	5%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)	For the period from December 14, 2022 (commencement of operations) through March 31, 2023.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC China Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/25 (Unaudited)	$ 9.87	0.08	2.97	3.05	—	—	$12.92
Year Ended 3/31/25	7.98	0.07	1.97	2.04	(0.15)	(0.15)	9.87
Year Ended 3/31/24	9.35	0.03	(1.32)	(1.29)	(0.08)	(0.08)	7.98
Period Ended 3/31/23(b)	10.00	0.08	(0.65)	(0.57)	(0.08)	(0.08)	9.35
Class I
Six Months Ended 9/30/25 (Unaudited)	$ 9.87	0.09	2.98	3.07	—	—	$12.94
Year Ended 3/31/25	7.98	0.10	1.96	2.06	(0.17)	(0.17)	9.87
Year Ended 3/31/24	9.36	0.05	(1.33)	(1.28)	(0.10)	(0.10)	7.98
Period Ended 3/31/23(b)	10.00	0.11	(0.66)	(0.55)	(0.09)	(0.09)	9.36
Class R6
Six Months Ended 9/30/25 (Unaudited)	$ 9.87	0.10	2.97	3.07	—	—	$12.94
Year Ended 3/31/25	7.98	0.10	1.96	2.06	(0.17)	(0.17)	9.87
Year Ended 3/31/24	9.36	0.06	(1.34)	(1.28)	(0.10)	(0.10)	7.98
Period Ended 3/31/23(b)	10.00	0.11	(0.65)	(0.54)	(0.10)	(0.10)	9.36

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from April 11, 2022 (commencement of operations) through March 31, 2023.

FINANCIAL HIGHLIGHTS

RBC China Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate
Class A
Six Months Ended 9/30/25 (Unaudited)	30.90	%(c)	$ 669	1.30%(d)	1.58%(d)	5.25%(d)	70%
Year Ended 3/31/25	25.83%		511	1.30%	0.84%	7.70%	132%
Year Ended 3/31/24	(13.84)%		406	1.30%	0.39%	7.55%	138%
Period Ended 3/31/23(e)	(5.72	)%(c)	471	1.30%(d)	0.91%(d)	8.66%(d)	130%
Class I
Six Months Ended 9/30/25 (Unaudited)	31.10	%(c)	$4,722	1.05%(d)	1.83%(d)	4.72%(d)	70%
Year Ended 3/31/25	26.14%		3,604	1.05%	1.09%	6.23%	132%
Year Ended 3/31/24	(13.69)%		2,858	1.05%	0.64%	6.58%	138%
Period Ended 3/31/23(e)	(5.44	)%(c)	3,308	1.05%(d)	1.16%(d)	7.48%(d)	130%
Class R6
Six Months Ended 9/30/25 (Unaudited)	31.10	%(c)	$1,352	1.00%(d)	1.88%(d)	4.83%(d)	70%
Year Ended 3/31/25	26.20%		1,031	1.00%	1.14%	6.74%	132%
Year Ended 3/31/24	(13.64)%		817	1.00%	0.69%	6.88%	138%
Period Ended 3/31/23(e)	(5.40	)%(c)	946	1.00%(d)	1.21%(d)	7.87%(d)	130%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers, if any, for each period was less than 0.01%.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)	For the period from April 11, 2022 (commencement of operations) through March 31, 2023.

See Notes to the Financial Statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2025 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 17 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following seven investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

- RBC Emerging Markets ex-China Equity Fund (“Emerging Markets ex-China Equity Fund”)

- RBC Emerging Markets Value Equity Fund (“Emerging Markets Value Equity Fund”)

- RBC Global Opportunities Fund (“Global Opportunities Fund”)

- RBC International Equity Fund (“International Equity Fund”)

- RBC International Small Cap Equity Fund (“International Small Cap Equity Fund”)

- RBC China Equity Fund (“China Equity Fund”)

Each Fund offers three share classes: Class A, Class R6 and Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM-UK” or “Sub-Advisor”) serves as the investment sub-advisor. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Board has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from

NOTES TO FINANCIAL STATEMENTS

broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Many securities markets and exchanges outside of North American and South American time zones close prior to the close of the NYSE; therefore, the closing prices for equity securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. The Funds have procedures in place to fair value foreign equity securities traded in countries outside North American and South American time zones daily in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Funds receive adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price. The Funds generally categorize such evaluated fair value prices as Level 2 in the fair value hierarchy.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended

NOTES TO FINANCIAL STATEMENTS

to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities as Current tax payable.

The Funds, or their agent, file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. There were no material level 3 transfers during the period. The three levels of the fair value hierarchy are as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

• Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets Equity Fund
Assets:
Investments in Securities
Common Stocks
Brazil	$276,695,234	$—	$—	$276,695,234
Chile	—	255,246,387	—	255,246,387
China	40,321,709	1,157,375,449	—	1,197,697,158
Hong Kong	—	307,590,758	—	307,590,758
India	290,168,704	471,860,286	—	762,028,990
Indonesia	—	69,922,956	—	69,922,956
Korea	—	410,100,265	—	410,100,265
Mexico	167,282,117	—	—	167,282,117
Peru	94,145,957	—	—	94,145,957
Philippines	—	65,320,657	—	65,320,657
Poland	—	29,726,628	—	29,726,628
South Africa	—	242,579,026	—	242,579,026
Taiwan	—	898,608,060	—	898,608,060
Thailand	—	53,198,786	—	53,198,786
United Arab Emirates	—	35,598,493	—	35,598,493
United Kingdom	—	127,143,589	—	127,143,589
United States	18,545,216	—	—	18,545,216
Preferred Stocks	—	147,342,577	—	147,342,577
Investment Company	64,080,717	—	—	64,080,717

Total Assets	$951,239,654	$4,271,613,917	$—	$5,222,853,571

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets ex-China Equity Fund
Assets:
Investments in Securities
Common Stocks
Brazil	$4,482,072	$—	$—	$4,482,072
Chile	—	3,032,987	—	3,032,987
India	2,860,268	11,081,582	—	13,941,850
Indonesia	—	1,663,238	—	1,663,238
Korea	—	8,226,844	—	8,226,844
Mexico	2,595,918	—	—	2,595,918
Peru	1,011,864	—	—	1,011,864
Philippines	—	851,938	—	851,938
Poland	—	516,281	—	516,281
South Africa	—	3,287,192	—	3,287,192
Taiwan	—	14,849,416	—	14,849,416
Thailand	—	396,720	—	396,720
United Arab Emirates	—	622,383	—	622,383
United Kingdom	—	1,508,276	—	1,508,276
United States	195,092	—	—	195,092
Vietnam	—	596,405	—	596,405
Preferred Stocks	—	1,793,125	—	1,793,125
Investment Company	521,697	—	—	521,697

Total Assets	$11,666,911	$48,426,387	$—	$60,093,298

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Emerging Markets Value Equity Fund
Assets:
Investments in Securities
Common Stocks
Argentina	$774,920	$—	$—		$774,920
Brazil	3,588,588	—	—		3,588,588
Chile	472,309	1,697,199	—		2,169,508
China	942,338	19,898,212	—		20,840,550
Egypt	—	796,335	—		796,335
Greece	—	859,393	—		859,393
Hong Kong	—	1,690,110	—		1,690,110
Hungary	—	912,091	—		912,091
India	1,687,504	7,438,510	—		9,126,014
Indonesia	—	1,544,612	—		1,544,612
Korea	—	7,192,675	—		7,192,675
Mexico	2,146,158	—	—		2,146,158
Pakistan	—	758,965	—		758,965
Peru	1,184,946	—	—		1,184,946
Philippines	—	1,466,780	—		1,466,780
Russia	—	—	—(a	)	—
Saudi Arabia	—	1,277,875	—		1,277,875
South Africa	—	7,276,428	—		7,276,428
Taiwan	—	14,688,052	—		14,688,052
Turkey	—	1,006,450	—		1,006,450
United Arab Emirates	—	1,843,313	—		1,843,313
United Kingdom	—	942,679	—		942,679
United States	1,281,986	—	—		1,281,986
Vietnam	—	1,610,793	—		1,610,793
Preferred Stocks	1,380,588	1,284,959	—		2,665,547
Investment Company	342,611	—	—		342,611

Total Assets	$13,801,948	$74,185,431	$—		$87,987,379

(a)	Includes securities fair valued at zero.

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Global Opportunities Fund
Assets:
Investments in Securities
Common Stocks
Chile	$—	$2,765,294	$—	$2,765,294
France	—	16,235,969	—	16,235,969
Germany	—	8,070,237	—	8,070,237
Hong Kong	—	7,278,294	—	7,278,294
India	—	7,851,752	—	7,851,752
Ireland	3,896,280	—	—	3,896,280
Italy	—	13,353,626	—	13,353,626
Japan	—	22,943,696	—	22,943,696
Luxembourg	—	5,489,898	—	5,489,898
Switzerland	—	22,731,660	—	22,731,660
Taiwan	16,785,329	—	—	16,785,329
United Kingdom	—	56,705,468	—	56,705,468
United States	311,873,255	—	—	311,873,255
Investment Company	7,175,930	—	—	7,175,930

Total Assets	$339,730,794	$163,425,894	$—	$503,156,688

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
International Equity Fund
Assets:
Investments in Securities
Common Stocks
Australia	$—	$1,666,109	$—	$1,666,109
China	—	504,900	—	504,900
Denmark	—	751,857	—	751,857
Finland	—	440,057	—	440,057
France	—	2,631,301	—	2,631,301
Germany	—	2,252,021	—	2,252,021
Hong Kong	—	270,268	—	270,268
Ireland	430,151	621,575	—	1,051,726
Italy	—	613,841	—	613,841
Japan	27,835	5,886,569	—	5,914,404
Netherlands	—	1,658,844	—	1,658,844
New Zealand	—	147,440	—	147,440
Norway	—	444,764	—	444,764
Singapore	53,619	709,875	—	763,494
Spain	—	1,468,810	—	1,468,810
Sweden	208,004	630,804	—	838,808
Switzerland	—	1,398,549	—	1,398,549
Taiwan	—	730,494	—	730,494
United Kingdom	296,002	3,533,602	—	3,829,604
Investment Company	727,848	—	—	727,848

Total Assets	$1,743,459	$26,361,680	$—	$28,105,139

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
International Small Cap Equity Fund
Assets:
Investments in Securities
Common Stocks
Australia	$—	$432,708	$—	$432,708
Austria	—	76,463	—	76,463
Belgium	—	127,086	—	127,086
China	91,104	220,914	—	312,018
Denmark	—	42,772	—	42,772
France	—	353,017	—	353,017
Germany	—	261,858	—	261,858
India	—	385,195	—	385,195
Indonesia	—	159,144	—	159,144
Italy	—	55,173	—	55,173
Ivory Coast	113,417	—	—	113,417
Japan	—	1,851,808	—	1,851,808
Korea	—	80,652	—	80,652
Netherlands	—	76,008	—	76,008
New Zealand	—	126,935	—	126,935
Norway	—	423,289	—	423,289
Philippines	—	175,499	—	175,499
Spain	—	206,672	—	206,672
Sweden	—	481,793	—	481,793
Switzerland	—	125,540	—	125,540
Taiwan	—	330,896	—	330,896
Thailand	138,555	52,057	—	190,612
United Kingdom	—	683,200	—	683,200
United States	—	136,615	—	136,615
Vietnam	—	98,594	—	98,594
Investment Company	87,850	—	—	87,850

Total Assets	$430,926	$6,963,888	$—	$7,394,814

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs			Total
China Equity Fund
Assets:
Investments in Securities
Common Stocks
China	$779,114	$4,738,277	$	—(a	)	$5,517,391
Hong Kong	261,952	209,119		—		471,071
Korea	—	55,529		—		55,529
Macao	—	93,364		—		93,364
South Africa	—	233,648		—		233,648
Taiwan	—	110,484		—		110,484
Participation Note	—	85,090		—		85,090

Total Assets	$1,041,066	$5,525,511		$—		$6,566,577

(a)	Includes securities fair valued at zero.

Repurchase Agreements:

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other

NOTES TO FINANCIAL STATEMENTS

large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Fund has procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

There were no repurchase agreements held during the period ended September 30, 2025.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), RBC BlueBay U.S. Government Money Market Fund- Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund. As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the money market fund.

	Value March 31, 2025	Purchases	Sales	Value September 30, 2025	Dividends
Investments in RBC BlueBay U.S. Government Money Market Fund—Institutional Class 1
Emerging Markets Equity Fund	$26,294,451	$612,376,748	$(574,590,482)	$64,080,717	$1,082,095
Emerging Markets ex-China Equity Fund	1,084,860	6,413,133	(6,976,296)	521,697	25,535
Emerging Markets Value Equity Fund	158,616	21,098,133	(20,914,138)	342,611	11,302
Global Opportunities Fund	4,923,377	75,979,408	(73,726,855)	7,175,930	124,033
International Equity Fund	90,358	3,296,466	(2,658,976)	727,848	7,760
International Small Cap Equity Fund	140,191	1,066,134	(1,118,475)	87,850	2,383

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex- dividend date. In certain foreign markets where declaration of a dividend follows the ex-dividend date, the dividend will be recorded when the Fund is notified of the declaration date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Realized gains and losses from investment transactions and the net change in unrealized

NOTES TO FINANCIAL STATEMENTS

appreciation/(depreciation) relating to movements in foreign currency exchange rates are reported as realized gains and losses on foreign currency transactions and net change in unrealized appreciation/(depreciation) on foreign currency, respectively, in the statements of operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees, sub-transfer agent fees, shareholder servicing fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Fund. Additionally, in the normal course of business, the Fund enter into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

Real Estate Investment Trusts:

The Fund may own shares of real estate investment trusts (”REITs“) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent, they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment. These differences are primarily due to differing book and tax treatments in the timing and/or treatment of the recognition of net investment income or gain and losses, including foreign currency gains and losses, foreign taxes and passive foreign investment companies (PFICs).

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into investment advisory agreements with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Emerging Market Equity Fund	0.80%
Emerging Markets ex-China Equity Fund	0.80%
Emerging Markets Value Equity Fund	0.80%

NOTES TO FINANCIAL STATEMENTS

Global Opportunities Fund	0.65%
International Equity Fund	0.69%
International Small Cap Equity Fund	0.89%
China Equity Fund	0.80%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of Class A, Class I and Class R6 shares of each Fund to the following levels:

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
Emerging Markets Equity Fund	1.13%	0.88%	0.88%
Emerging Markets ex-China Equity Fund	1.13%	0.88%	0.88%
Emerging Markets Value Equity Fund	1.20%	0.95%	0.88%
Global Opportunities Fund	1.00%	0.75%	0.70%
International Equity Fund	1.04%	0.79%	0.74%
International Small Cap Equity Fund	1.24%	0.99%	0.94%
China Equity Fund	1.30%	1.05%	1.00%

This expense limitation agreement is in place until July 31, 2027 (September 30, 2027 for Emerging Markets Equity Fund) and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

At September 30, 2025, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 3/31/23	FYE 3/31/24	FYE 3/31/25	FYE 3/31/26	Total
Emerging Markets Equity Fund	$1,925,148	$3,571,477	$4,136,844	$1,823,011	$11,456,480
Emerging Markets ex-China Equity Fund	119,799	359,650	289,136	148,113	916,698
Emerging Markets Value Equity Fund	242,260	250,823	303,212	127,758	924,053
Global Opportunities Fund	227,138	276,198	308,647	150,125	962,108
International Equity Fund	115,555	315,777	182,001	111,398	724,731
International Small Cap Equity Fund	121,993	329,322	198,108	119,765	769,188
China Equity Fund	198,780	238,289	244,949	100,218	782,236

There was no recoupment of expense reimbursement/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment.

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended September 30, 2025, the amount waived was $42,058, $1,039, $444, $4,798, $300, $100 and $0 for the Emerging Markets Equity Fund, Emerging Markets ex- China Equity Fund, Emerging Markets Value Equity Fund, Global Opportunities Fund, International

NOTES TO FINANCIAL STATEMENTS

Equity Fund, International Small Cap Equity Fund and China Equity Fund respectively, and is included in expenses waived/reimbursed by Advisor in the Statements of Operations.

The Funds are sub-advised by RBC GAM-UK, which is a wholly-owned subsidiary of Royal Bank of Canada, which is the parent company of the Advisor. The Sub-Advisor is paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM-US serves as co-administrator to the Funds. The Bank of New York Mellon Investment Servicing (US) Inc. (”BNY Mellon“) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by each Fund based in part on each Fund’s average net assets. BNY Mellon’s fee is included with ”Accounting fees“ in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $100,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in ”Trustees’ fees“.

The table below shows, as of September 30, 2025, each Fund’s net assets, the shares of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Emerging Markets ex-China Equity Fund	$60,189,612	1,599,083	37.7%
Emerging Markets Value Equity Fund	$87,603,320	14,461	0.2%
Global Opportunities Fund	$505,630,304	695	0.0%
International Equity Fund	$28,039,325	2,105,239	99.6%
International Small Cap Equity Fund	$7,319,232	510,954	100.0%
China Equity Fund	$6,742,378	521,297	100.0%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

NOTES TO FINANCIAL STATEMENTS

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended September 30, 2025, there were no fees waived by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended September 30, 2025.

For the period ended September 30, 2025, the Distributor received commissions of $4,504 front-end sales charges of Class A shares of the Funds, of which $3,940 was paid to affiliated broker-dealers.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended September 30, 2025 were as follows:

	Purchases	Sales
Emerging Markets Equity Fund	$650,607,277	$285,591,985
Emerging Markets ex-China Equity Fund	2,832,772	15,561,819
Emerging Markets Value Equity Fund	29,641,097	15,190,289
Global Opportunities Fund	122,627,402	191,024,164
International Equity Fund	9,748,665	9,957,803
International Small Cap Equity Fund	2,278,963	2,179,550
China Equity Fund	3,761,821	3,815,728

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized below:

	Emerging Markets Equity Fund		Emerging Markets ex-China Equity Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$85,305,707	$93,285,906	$1,674,114	$9,416,444
Distributions reinvested	—	197,637	—	306,169
Cost of shares redeemed	(30,581,043)	(127,566,756)	(11,452,449)	(339,685)

Change in Class A	$54,724,664	$(34,083,213)	$(9,778,335)	$9,382,928

Class I
Proceeds from shares issued	$549,758,951	$893,814,134	$649,650	$4,038,352
Distributions reinvested	—	35,461,125	—	2,169,440
Cost of shares redeemed	(407,538,317)	(559,446,202)	(4,367,369)	(1,636,819)

Change in Class I	$142,220,634	$369,829,057	$(3,717,719)	$4,570,973

Class R6
Proceeds from shares issued	$256,125,876	$570,774,178	$—	$—
Distributions reinvested	—	6,522,183	—	54,636
Cost of shares redeemed	(102,646,363)	(71,672,147)	—	—

Change in Class R6	$153,479,513	$505,624,214	$—	$54,636

Change in net assets resulting from capital transactions	$350,424,811	$841,370,058	$(13,496,054)	$14,008,537

NOTES TO FINANCIAL STATEMENTS

	Emerging Markets Equity Fund			Emerging Markets ex-China Equity Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
SHARE TRANSACTIONS:
Class A
Issued	6,686,512	7,154,865	127,441	722,066
Reinvested	—	15,203	—	25,642
Redeemed	(2,319,048)	(9,596,121)	(840,304)	(28,243)

Change in Class A	4,367,464	(2,426,053)	(712,863)	719,465

Class I
Issued	36,385,655	65,821,339	48,732	322,973
Reinvested	—	2,688,486	—	181,848
Redeemed	(27,667,984)	(41,346,516)	(327,372)	(137,155)

Change in Class I	8,717,671	27,163,309	(278,640)	367,666

Class R6
Issued	18,154,758	41,937,018	—	—
Reinvested	—	491,869	—	4,587
Redeemed	(6,747,372)	(5,242,562)	—	—

Change in Class R6	11,407,386	37,186,325	—	4,587

Change in shares resulting from capital transactions	24,492,521	61,923,581	(991,503)	1,091,718

NOTES TO FINANCIAL STATEMENTS

	Emerging Markets Value Equity Fund		Global Opportunities Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$—	$—	$17,005
Distributions reinvested	—	709	—	192
Cost of shares redeemed	—	—	(247)	(92)

Change in Class A	$—	$709	$(247)	$17,105

Class I
Proceeds from shares issued	$19,095,800	$5,446,474	$14,379,755	$7,243,676
Distributions reinvested	—	2,666,188	—	2,146,541
Cost of shares redeemed	(5,452,411)	(14,441,698)	(23,582,678)	(42,494,635)

Change in Class I	$13,643,389	$(6,329,036)	$(9,202,923)	$(33,104,418)

Class R6
Proceeds from shares issued	$262,694	$40,541	$9,240,511	$19,393,632
Distributions reinvested	—	7,173	—	886,074
Cost of shares redeemed	(6,014)	(2,858,903)	(65,116,946)	(16,932,169)

Change in Class R6	$256,680	$(2,811,189)	$(55,876,435)	$3,347,537

Change in net assets resulting from capital transactions	$13,900,069	$(9,139,516)	$(65,079,605)	$(29,739,776)

SHARE TRANSACTIONS:
Class A
Issued	—	—	—	800
Reinvested	—	90	—	9
Redeemed	—	—	(11)	(5)

Change in Class A	—	90	(11)	804

Class I
Issued	1,947,663	651,234	731,961	354,887
Reinvested	—	338,779	—	103,448
Redeemed	(584,723)	(1,725,930)	(1,123,985)	(2,058,571)

Change in Class I	1,362,940	(735,917)	(392,024)	(1,600,236)

Class R6
Issued	29,631	5,237	427,909	949,339
Reinvested	—	980	—	42,559
Redeemed	(620)	(342,794)	(2,950,224)	(812,379)

Change in Class R6	29,011	(336,577)	(2,522,315)	179,519

Change in shares resulting from capital transactions	1,391,951	(1,072,404)	(2,914,350)	(1,419,913)

NOTES TO FINANCIAL STATEMENTS

	International Equity Fund		International Small Cap Equity Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$1,519	$—	$—
Distributions reinvested	—	35,880	—	7,260
Cost of shares redeemed	(13,920)	(103)	—	—

Change in Class A	$(13,920)	$37,296	$—	$7,260

Class I
Proceeds from shares issued	$122,918	$—	$—	$—
Distributions reinvested	—	677,579	—	61,257
Cost of shares redeemed	(500)	—	—	—

Change in Class I	$122,418	$677,579	$—	$61,257

Class R6
Proceeds from shares issued	$—	$15,000	$—	$—
Distributions reinvested	—	59,032	—	18,102

Change in Class R6	$—	$74,032	$—	$18,102

Change in net assets resulting from capital transactions	$108,498	$788,907	$—	$86,619

SHARE TRANSACTIONS:
Class A
Issued	—	125	—	—
Reinvested	—	3,156	—	622
Redeemed	(1,068)	(8)	—	—

Change in Class A	(1,068)	3,273	—	622

Class I
Issued	9,573	—	—	—
Reinvested	—	59,593	—	5,254
Redeemed	(38)	—	—	—

Change in Class I	9,535	59,593	—	5,254

Class R6
Issued	—	1,272	—	—
Reinvested	—	5,192	—	1,551

Change in Class R6	—	6,464	—	1,551

Change in shares resulting from capital transactions	8,467	69,330	—	7,427

NOTES TO FINANCIAL STATEMENTS

	China Equity Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
CAPITAL TRANSACTIONS:
Class A
Distributions reinvested	$—	$7,595

Change in Class A	$—	$7,595

Class I
Distributions reinvested	$—	$61,086

Change in Class I	$—	$61,086

Class R6
Distributions reinvested	$—	$17,912

Change in Class R6	$—	$17,912

Change in net assets resulting from capital transactions	$—	$86,593

SHARE TRANSACTIONS:
Class A
Reinvested	—	882

Change in Class A	—	882

Class I
Reinvested	—	7,103

Change in Class I	—	7,103

Class R6
Reinvested	—	2,083

Change in Class R6	—	2,083

Change in shares resulting from capital transactions	—	10,068

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Equity Fund	$4,230,802,358	$1,189,717,115	$(197,665,902)	$992,051,213
Emerging Markets ex-China Equity Fund	48,430,132	14,410,266	(2,747,100)	11,663,166
Emerging Markets Value Equity Fund	72,919,748	19,808,339	(4,740,708)	15,067,631
Global Opportunities Fund	407,557,892	104,942,488	(9,343,692)	95,598,796
International Equity Fund	23,573,457	5,531,328	(999,646)	4,531,682
International Small Cap Equity Fund	5,716,438	1,918,261	(239,885)	1,678,376
China Equity Fund	4,901,162	1,779,509	(114,094)	1,665,415

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales and passive foreign investment company mark-to-market adjustment.

The tax character of distributions during the year ended March 31, 2025 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Emerging Markets Equity Fund	$31,670,117	$19,905,193	$51,575,310	$51,575,310
Emerging Markets ex-China Equity Fund	496,769	2,125,038	2,621,807	2,621,807
Emerging Markets Value Equity Fund	2,674,692	—	2,674,692	2,674,692
Global Opportunities Fund	3,297,643	—	3,297,643	3,297,643
International Equity Fund	364,909	407,582	772,491	772,491
International Small Cap Equity Fund	55,748	30,871	86,619	86,619
China Equity Fund	86,593	—	86,593	86,593

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated March 31, 2026.

As of March 31, 2025, the Emerging Markets Value Equity Fund, Global Opportunities Fund and China Equity Fund had a short-term capital loss carryforward of $2,070,889, $20,077,761 and $355,617 and a long-term capital loss carryforward of $7,187,896, $3,983,866, $0 and 220,558 respectively available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. Emerging Markets Value Equity Fund’s amount includes losses in connection with an ownership change, therefore utilization of capital loss carryover is subject to annual limitations. These capital loss carryforwards are not subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. Global Opportunities Fund Fund had the qualified late-year losses $51,011 for the year ended March 31, 2025.

NOTES TO FINANCIAL STATEMENTS

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Prior to June 11, 2021, each Fund charged a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase. In addition, the Trust may limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee was deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee was not charged in cases where, for example, the redemption resulted from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

9. Line of Credit

Emerging Markets Equity Fund, Emerging Markets ex-China Equity Fund, Emerging Markets Value Equity Fund and Global Opportunities Fund (“Participating Funds”) are participants in a single uncommitted, unsecured $80,000,000 line of credit with The Bank of New York Mellon, the Funds’ custodian, to be used to fund shareholder redemptions requests and for other short-term temporary or emergency general business purposes. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since each Participating Fund participates in the line of credit, there is no assurance that an individual fund will have access to all or any part of the $80,000,000 at any particular time. At September 30, 2025, there were no borrowings outstanding. During the six months ended September 30, 2025, the Funds borrowed under the line of credit as follows:

	Average Loan Balance	Interest Expense	Weighted Average Interest Rate
Emerging Markets Equity Fund	$4,870,968	$23,704	5.65%
Emerging Markets ex-China Equity Fund	$2,227,273	$ 7,743	5.69%
Emerging Markets Value Equity Fund	$ 200,952	$ 3,334	5.68%
Global Opportunities Fund	$3,375,000	$ 4,243	5.65%

10. Significant Risks

Shareholder concentration risk:

As of September 30, 2025, the following Funds had broker-dealer omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Emerging Markets Equity Fund	1	11.7%
Emerging Markets ex-China Equity Fund	2	65.8%
Emerging Markets Value Equity Fund	1	18.2%
Global Opportunities Fund	1	21.3%

In addition, one unaffiliated shareholders owned in aggregate 33.7% of Global Opportunities Fund and two unaffiliated shareholders owned in aggregate 40.2% of Emerging Markets Value Equity Fund as of September 30, 2025. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic

NOTES TO FINANCIAL STATEMENTS

and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease, epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. In addition, tariffs, trade restrictions, economic sanctions, export controls, or retaliatory measures, or the threat or potential of one or more such events and developments may be an ongoing source of instability, potentially resulting in significant currency fluctuations, or have other adverse effects on international markets, international trade agreements, or other existing cross-border cooperation arrangements. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

In response to political and military actions undertaken by Russia, the U.S., European Union and other jurisdictions have imposed economic sanctions against certain Russian individuals, entities and sectors. These sanctions and the threat of further sanctions may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Sanctions could impair a fund’s ability to invest in accordance with its investment program, to determine the overall value of its net assets, and to sell holdings as needed to meet shareholder redemptions. As of September 30, 2025, none of the Funds’ investments were in violation of such sanctions.

Additionally, Russia recently took actions that impact the custody of securities of Russian issuers and may be detrimental to the Funds’ ability to locate and recover such securities. Russia may continue to take similar actions in the future.

Industry and sector focus risk

At times the Funds may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

Emerging Markets Risk

The securities markets of most emerging market countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. In addition, a Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in emerging market countries. These risks are not normally associated with investments in more developed countries.

Foreign Risk

Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political, environmental and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscation of assets and property and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.

NOTES TO FINANCIAL STATEMENTS

Currency Risk

Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

The Funds may be exposed to currency exchange risk where the assets and income are denominated in foreign currencies. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the currency exchange markets and relative merits of investment in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates can also be affected unpredictably by intervention (or failure to intervene) by governments or central banks, or by currency controls or political developments. Such events may prevent or restrict a Fund’s ability to enter into foreign currency transactions, force a Fund to exit a foreign currency transaction at a disadvantageous time or price, or result in penalties for the Fund, any of which may result in a loss to the Fund.

China Risk

Investing in securities economically tied to China may subject a Fund to a higher degree of risk of loss than investing in other countries or groups of countries because of the risks associated with, among other things, adverse securities markets, negative foreign currency rate fluctuations and social, political, regulatory, economic or environmental instabilities and natural disasters. The economy, industries, and securities and currency markets of China are particularly vulnerable to the region’s dependence on exports and international trade and increasing competition from Asia’s other low cost emerging economies. Political, diplomatic, or regional conflicts, including the imposition of tariffs or other trade barriers by the U.S. or foreign governments on exports from China, may also have an adverse impact on Chinese issuers. In addition, currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries have had, and may continue to have, negative effects on the economies and securities markets of Greater China. The government of the People’s Republic of China (“PRC”) exercises significant regulatory control over the economy in Mainland China, and may at any time alter or discontinue economic reforms. Chinese regulators may also suspend trading in Chinese issuers (or permit such issuers to suspend trading) during market disruptions. Taiwan and Hong Kong do not exercise the same level of control over their economies as does the PRC with respect to Mainland China, but changes to their political and economic relationships with the PRC could adversely impact a Fund’s investments in Taiwan and Hong Kong.

11. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory and Sub-Advisory Agreement

In September 2025, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and RBC Global Asset Management (UK) Limited (the “Sub-Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreement with the Advisor and sub-advisory agreement with the Sub-Advisor (the investment advisory and sub-advisory agreements, collectively, being the “Agreement”) for each Fund for an additional year.

As part of their review of the Agreement, the Trustees requested and considered information regarding the services performed by the Advisor and Sub-Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Funds; and the Funds’ performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year; information presented at both a special meeting held to review requested material related to the proposed renewals and a regular meeting at which the proposed renewals were considered; and their experience with the management and portfolio management teams over the years. The information included material provided by the Advisor and Sub-Advisor, as well as reports prepared by Broadridge Financial Solutions, Inc., an independent statistical compilation company providing comparative fee and expense information and comparative performance information for the Funds vs. funds in the same category and funds in more tailored peer groups. In connection with their deliberations, the independent Trustees had the opportunity to ask questions and request additional information and were advised by and met separately with independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals from the Sub-Advisor, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature and quality of the services provided to the Funds by the Advisor and Sub-Advisor, including information as to each Fund’s performance relative to appropriate index benchmarks as well as their respective Morningstar categories and peer groups. The Board noted that three of the Funds: the RBC Emerging Markets ex-China Equity Fund, the RBC International Equity Fund and the RBC International Small Cap Equity Fund, had less than three full years of performance data available, but that the RBC International Small Cap Equity Fund and RBC Emerging Markets ex-China Equity Fund each outperformed the median performance of their respective peer group for the 1-year period, and the RBC International Small Cap Equity Fund also outperformed the median of its Morningstar category and the performance of its benchmark index for the 1-year period. With respect to the RBC International Equity Fund, the Board noted that, although the Fund underperformed the median performance of its Morningstar category and peer group during the 1-year period, it had outperformed the median performance of its peer group since its inception. The Board noted that the RBC China Equity Fund had only three full years of performance data available, and though it had underperformed the median performance of its Morningstar category and peer group over the 1-year period, it had outperformed the median performance of its Morningstar category and peer group over the 3-year period. The Board also noted that each of the RBC Emerging Markets Equity and RBC Emerging Markets Value Equity Funds outperformed the median performance of their respective Morningstar categories for the 1-, 3- and 5- year periods, with the RBC Emerging Markets Value Equity Fund also outperforming the median performance of its peer group and its benchmark index for each of these periods, while the RBC Emerging Markets Equity Fund outperformed the median performance of its peer group and its benchmark index for the 3- and 5-year periods. Additionally, the Board noted that, although the RBC Global Opportunities Fund underperformed the median performance of both its peer group and Morningstar category for the 3-and 5-year periods, it has shown recent improvement by outperforming the median performance of its Morningstar category and its peer group over the 1-year period.

In considering the nature and quality of services provided to the Funds, the Trustees focused on the Sub-Advisor’s strong research and fundamental analysis capabilities and specialized expertise in the area of global, international and emerging market investing and its significant expertise with regard to evaluating environmental, social and governance factors. The Trustees also viewed favorably the

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

initiative to institute portfolio engineering risk analytics as part of the investment process. The Trustees also considered the Advisor’s and Sub-Advisor’s operational and compliance structure and systems, and the Advisor’s expertise in coordinating the investment management and related operations of the Funds. The Trustees continued to have confidence in the Advisor and Sub-Advisor and were satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds.

The Trustees reviewed advisory fee and expense information for each Fund compared to similarly situated funds, and also reviewed and discussed information regarding other client accounts advised or sub-advised by the Advisor and Sub-Advisor with similar investment strategies and the reasons for any differences in fees, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. The Trustees considered, and viewed favorably, the arrangements to subsidize Fund expenses at competitive levels through expense limitation agreements.

The Trustees reviewed profitability data for the Advisor and Sub-Advisor, including year-over-year variances, in order to consider the existence of economies of scale in the provision of services by the advisors which could be shared with the Funds through fee breakpoints or other means. The Trustees also considered information regarding other benefits the Advisor, Sub-Advisor or their affiliates derived from their relationships with the Funds, including soft dollar research.

The Trustees noted that the advisory fees and expense ratios were competitive, that all of the Funds’ total net expenses were lower than the median of their respective peer groups with the sole exception of RBC Emerging Markets Value Equity Fund, which was at the median, and that the advisory fees and expense ratios appeared to be fair and reasonable in light of the nature and quality of the services provided under all the circumstances and were within the range of what might have been negotiated at arms’ length.

Based upon their review, the Trustees concluded that the nature and quality of the services provided by both the Advisor and Sub-Advisor were of a high quality and that it was in the interests of the Funds and their shareholders for the Trustees to approve the continuation of the Agreement and expense limitation agreement for each Fund for an additional year. In arriving at their collective decision to approve the renewals, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

RBC Funds

PO Box 219252

Kansas City, MO 64121-9252

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2025.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council® certified paper. This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources. The Forest Stewardship Council® promotes environmentally appropriate,

socially beneficial, and economically viable management of the world’s forests.

RBCF-EM SAR 09-25

Financial Statements and Other Important Information For the six months ended September 30, 2025 RBC BlueBay Short Duration Fixed Income Fund RBC BlueBay Ultra-Short Fixed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund

September 30, 2025 (Unaudited)

Principal Amount		Value
Corporate Bonds — 43.2%
Basic Materials — 1.1%
$ 165,000	Georgia-Pacific LLC, 4.40%, 6/30/28(a)	$166,504
100,000	Nutrien Ltd., 5.95%, 11/7/25	100,122
535,000	Syensqo Finance America LLC, 5.65%, 6/4/29(a)	553,989

		820,615

Communications — 0.8%
540,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.10%, 6/1/29	566,671

Consumer, Cyclical — 5.3%
600,000	American Honda Finance Corp., (SOFR RATE + 0.720%), GMTN, 5.03%, 10/22/27(b)	600,176
515,000	Aptiv Swiss Holdings Ltd., 4.65%, 9/13/29	519,996
500,000	Daimler Truck Finance North America LLC, 5.15%, 1/16/26(a)	500,885
265,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 5.27%, 2/26/27(b)	265,131
545,000	Hyundai Capital America, 4.88%, 6/23/27(a)	549,941
400,000	Hyundai Capital America, 5.30%, 3/19/27(a)	405,515
605,000	Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(a)	607,719
500,000	Volkswagen Group of America Finance LLC, 6.00%, 11/16/26(a)	508,729

		3,958,092

Consumer, Non-cyclical — 3.5%
375,000	Amgen, Inc., 5.15%, 3/2/28	383,696
475,000	CVS Health Corp., 5.00%, 2/20/26	476,271
550,000	GE HealthCare Technologies, Inc., 5.60%, 11/15/25	550,237
525,000	HCA, Inc., 5.20%, 6/1/28	537,657
480,000	Royalty Pharma Plc, 5.15%, 9/2/29	492,717
128,000	Solventum Corp., 5.45%, 2/25/27	130,073

		2,570,651

Energy — 2.3%
100,000	Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 2.06%, 12/15/26	97,691
450,000	Columbia Pipelines Holding Co. LLC, 6.06%, 8/15/26(a)	455,860
540,000	Energy Transfer LP, 5.25%, 7/1/29	555,871
500,000	Enterprise Products Operating LLC, 5.05%, 1/10/26	500,920
125,000	Kinder Morgan, Inc., 1.75%, 11/15/26	121,752

		1,732,094

Financial — 21.6%
255,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 9/10/29	257,344
1,000,000	American Express Co., 6.34%, 10/30/26(c)	1,001,839
250,000	Athene Global Funding, 1.61%, 6/29/26(a)	245,336
125,000	Athene Global Funding, 1.73%, 10/2/26(a)	122,007
750,000	Bank of America Corp., 5.08%, 1/20/27(c)	751,409

1

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund (cont.)

September 30, 2025 (Unaudited)

Principal Amount		Value
$ 175,000	Bank of Montreal, 5.00%, 1/27/29(c)	$178,352
390,000	Charles Schwab Corp. (The), (SOFR Index + 1.050%), 5.26%, 3/3/27(b)	393,245
350,000	Citigroup, Inc., (SOFR RATE + 0.770%), 4.96%, 6/9/27(b)	350,435
620,000	Citizens Financial Group, Inc., 5.84%, 1/23/30(c)	646,208
170,000	Comerica, Inc., 5.98%, 1/30/30(c)	176,866
540,000	Credit Agricole SA, 1.25%, 1/26/27(a),(c)	534,314
500,000	Credit Agricole SA, 5.34%, 1/10/30(a),(c)	514,120
570,000	Deutsche Bank AG, 5.71%, 2/8/28(c)	580,188
200,000	DNB Bank ASA, 1.54%, 5/25/27(a),(c)	196,497
565,000	Equitable America Global Funding, 4.65%, 6/9/28(a)	571,509
300,000	GA Global Funding Trust, 2.25%, 1/6/27(a)	292,601
750,000	Goldman Sachs Group, Inc. (The), 4.94%, 4/23/28(c)	758,819
750,000	HSBC Holdings Plc, 5.60%, 5/17/28(c)	765,630
175,000	JPMorgan Chase & Co., 5.04%, 1/23/28(c)	176,986
1,000,000	JPMorgan Chase & Co., 6.07%, 10/22/27(c)	1,020,020
600,000	Lloyds Banking Group Plc, 4.82%, 6/13/29(c)	608,287
240,000	Lloyds Banking Group Plc, 5.09%, 11/26/28(c)	244,232
200,000	Macquarie Airfinance Holdings Ltd., 6.40%, 3/26/29(a)	210,295
425,000	Manufacturers & Traders Trust Co., 4.65%, 1/27/26	425,191
760,000	Met Tower Global Funding, 4.00%, 10/1/27(a)	759,300
765,000	Morgan Stanley, 5.05%, 1/28/27(c)	766,640
700,000	New York Life Global Funding, 3.90%, 10/1/27(a)	699,734
460,000	PNC Bank NA, 4.54%, 5/13/27(c)	460,738
1,000,000	PNC Financial Services Group, Inc. (The), 6.62%, 10/20/27(c)	1,024,372
500,000	Truist Financial Corp., MTN, 7.16%, 10/30/29(c)	541,631
420,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	416,272
385,000	Wells Fargo & Co., Series W, GMTN, 4.90%, 1/24/28(c)	388,541

		16,078,958

Industrial — 0.4%
300,000	CNH Industrial Capital LLC, 1.45%, 7/15/26	293,535

Technology — 4.4%
750,000	Broadcom, Inc., 3.46%, 9/15/26	746,558
500,000	Broadcom, Inc., 4.80%, 4/15/28	509,259
525,000	Micron Technology, Inc., 5.38%, 4/15/28	541,448
500,000	Oracle Corp., 3.25%, 11/15/27	491,324
295,000	Oracle Corp., 5.80%, 11/10/25	295,392
450,000	Synopsys, Inc., 4.65%, 4/1/28	454,980
200,000	TSMC Arizona Corp., 1.75%, 10/25/26	195,088
49,000	Western Digital Corp., 4.75%, 2/15/26	48,963

		3,283,012

Utilities — 3.8%
275,000	Ameren Corp., 1.95%, 3/15/27	266,676
250,000	CenterPoint Energy, Inc., 1.45%, 6/1/26	245,362
250,000	Fells Point Funding Trust, 3.05%, 1/31/27(a)	245,955

2

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund (cont.)

September 30, 2025 (Unaudited)

Principal Amount		Value
$700,000	NextEra Energy Capital Holdings, Inc., 4.69%, 9/1/27	$707,780
500,000	NextEra Energy Capital Holdings, Inc., 4.85%, 2/4/28	509,006
320,000	Southern Co. Gas Capital Corp., Series A, 4.05%, 9/15/28	319,656
260,000	Southern Power Co., Series A, 4.25%, 10/1/30	258,393
300,000	System Energy Resources, Inc., 6.00%, 4/15/28	312,055

		2,864,883

Total Corporate Bonds		32,168,511

(Cost $31,795,291)

Asset Backed Securities — 35.2%
190,202	ACHV ABS Trust, Series 2024-3AL, Class C, 5.68%, 12/26/31(a)	191,581
128,052	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29(a)	127,350
175,000	Affirm Asset Securitization Trust, Series 2024-X2, Class C, 5.62%, 12/17/29(a)	175,495
685,000	Ally Auto Receivables Trust, Series 2023-A, Class C, 6.08%, 1/17/34(a)	694,049
137,821	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28(a)	137,644
675,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class C, 6.27%, 1/22/29(a)	682,872
700,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29(a)	712,035
750,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30(a)	783,425
100,000	Carmax Auto Owner Trust, Series 2021-4, Class C, 1.38%, 7/15/27	99,042
380,000	Carmax Auto Owner Trust, Series 2022-4, Class C, 6.49%, 7/17/28	389,456
365,000	Carmax Auto Owner Trust, Series 2022-4, Class D, 8.08%, 4/16/29	381,079
525,000	Carmax Auto Owner Trust, Series 2024-3, Class C, 5.28%, 3/15/30	533,706
7,605	CarMax Auto Owner Trust, Series 2022-1, Class A3, 1.47%, 12/15/26	7,596
73,511	Carvana Auto Receivables Trust, Series 2021-N3, Class D, 1.58%, 6/12/28	71,096
74,103	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	72,406
620,000	Centersquare Issuer LLC, Series 2024-1A, Class B, 5.60%, 10/26/54(a)	608,651
500,000	Crown Point CLO IV Ltd., Series 2018-4A, Class D, (Term SOFR 3M + 3.012%), 7.34%, 4/20/31(a),(b)	494,450
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(a)	503,944
700,000	Dell Equipment Finance Trust, Series 2024-1, Class C, 5.73%, 3/22/30(a)	709,370
750,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30(a)	763,899

3

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund (cont.)

September 30, 2025 (Unaudited)

Principal Amount		Value
$ 225,000	Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31(a)	$227,535
185,578	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	184,466
995,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.62%, 2/15/29(a)	1,015,496
243,174	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.32%, 5/15/28	244,164
750,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/29	762,551
550,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	564,675
475,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class C, 6.85%, 1/16/29	484,197
800,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	830,540
525,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48%, 8/15/30	529,930
1,000,000	Exeter Select Automobile Receivables Trust, Series 2025-2, Class A3, 4.43%, 8/15/30	1,006,267
845,000	Ford Credit Auto Owner Trust, Series 2021-2, Class D, 2.60%, 5/15/34(a)	823,654
425,000	Gm Financial Automobile Leasing Trust, Series 2025-2, Class B, 4.80%, 4/20/29	426,223
1,000,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	1,009,274
700,000	Hyundai Auto Lease Securitization Trust, Series 2024-B, Class B, 5.56%, 8/15/28(a)	708,706
575,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.43%, 12/15/28(a)	586,202
594,822	Marlette Funding Trust, Series 2024-1A, Class B, 6.07%, 7/17/34(a)	598,559
312,160	MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31(a)	314,133
1,000,000	NextGear Floorplan Master Owner Trust, Series 2025-1A, Class B, 4.89%, 2/15/30(a)	1,000,548
348,905	Pagaya AI Debt Grantor Trust, Series 2024-8, Class D, 6.53%, 1/15/32(a)	352,033
674,900	Santander Drive Auto Receivables Trust, Series 2022-2, Class C, 3.76%, 7/16/29	673,519
625,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77%, 12/15/28	632,613
475,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class C, 6.04%, 12/15/31	487,946
505,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.16%, 12/17/29	513,935
260,028	SBNA Auto Receivables Trust, Series 2025-SF1, Class B, 5.12%, 3/17/31(a)	260,423
500,000	Shackleton-R CLO Ltd., Series 2015-7RA, Class DRR, (Term SOFR 3M + 3.000%), 7.32%, 7/15/31(a),(b)	498,950
360,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.20%, 6/25/54(a)	364,198

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund (cont.)

September 30, 2025 (Unaudited)

Principal Amount		Value
$550,000	Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 7/20/27(a)	$550,000
475,000	Tesla Auto Lease Trust, Series 2023-B, Class B, 6.57%, 8/20/27(a)	476,212
610,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class D, 8.61%, 4/17/28(a)	380,381
500,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class D, 6.34%, 4/16/29(a)	218,816
335,467	Upstart Securitization Trust, Series 2024-1, Class A, 5.33%, 11/20/34(a)	336,453
215,000	Verizon Master Trust, Series 2023-1, Class C, 4.98%, 1/22/29	215,181
750,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14%, 10/15/30(a)	750,874

Total Asset Backed Securities		26,167,800

(Cost $26,512,476)

Collateralized Mortgage Obligations — 8.0%
300,000	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (SOFR30A + 1.800%), 6.16%, 2/25/44(a),(b)	302,305
316,000	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, (SOFR30A + 1.700%), 6.06%, 7/25/44(a),(b)	317,267
318,999	Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)	324,227
82,002	Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1A, (SOFR30A + 2.000%), 6.36%, 4/25/42(a),(b)	82,639
68,656	Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class M1A, (SOFR30A + 2.100%), 6.45%, 3/25/43(a),(b)	69,499
185,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA3, Class M2, (SOFR30A + 1.450%), 5.81%, 10/25/44(a),(b)	185,145
675,228	HOMES Trust, Series 2025-AFC2, Class A1A, 5.47%, 6/25/60(a)	680,316
795,941	HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, 8/25/70(a)	797,966
475,103	JP Morgan Mortgage Trust, Series 2025-VIS1, Class A1, 5.49%, 8/25/55(a),(d)	479,775
250,205	OBX Trust, Series 2023-NQM6, Class A3, 6.98%, 7/25/63(a)	252,226
363,384	OBX Trust, Series 2025-NQM10, Class A1, 5.45%, 5/25/65(a)	366,537
383,603	OBX Trust, Series 2025-NQM11, Class A1, 5.42%, 5/25/65(a)	386,794
364,013	OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/1/64(a)	367,363
244,948	Verus Securitization Trust, Series 2023-4, Class A1, 5.81%, 5/25/68(a)	245,642
389,666	Verus Securitization Trust, Series 2024-3, Class A3, 6.85%, 4/25/69(a)	394,931
675,318	Verus Securitization Trust, Series 2025-5, Class A1, 5.43%, 6/25/70(a)	680,180

Total Collateralized Mortgage Obligations		5,932,812

(Cost $5,902,174)

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund (cont.)

September 30, 2025 (Unaudited)

Principal Amount		Value
U.S. Treasury Obligations — 6.7%
U.S. Treasury Bill — 6.7%
$2,500,000	U.S. Treasury Bill- When Issued, 4.09%, 10/21/25(e)	$2,494,391
2,500,000	U.S. Treasury Bill- When Issued, 4.10%, 10/9/25(e)	2,497,752

		4,992,143

Total U.S. Treasury Obligations		4,992,143

(Cost $4,992,075)

U.S. Government Agency Backed Mortgages — 0.3%
Fannie Mae — 0.3%
210,407	Pool #CB7160, 6.50%, 9/1/53	217,539
950	Series 2001-70, Class OF, (SOFR30A + 1.064%), 5.42%, 10/25/31(b)	960
788	Series 2009-87, Class FX, (SOFR30A + 0.864%), 5.22%, 11/25/39(b)	793

		219,292

Freddie Mac — 0.0%
701	Series 2448, Class FT, (SOFR30A + 1.114%), 5.49%, 3/15/32(b)	709
813	Series 2488, Class FQ, (SOFR30A + 1.114%), 5.49%, 3/15/32(b)	823
13	Series 3770, Class FP, (SOFR30A + 0.614%), 4.99%, 11/15/40(b)	13

		1,545

Total U.S. Government Agency Backed Mortgages		220,837

(Cost $217,934)

Commercial Paper — 2.8%
1,050,000	Alimentation Couche -Tard, Inc., 4.25%, 10/7/25(f)	1,049,116
1,050,000	Camden Property Trust, 4.20%, 10/2/25(f)	1,049,749

Total Commercial Paper		2,098,865

(Cost $2,099,135)

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund (cont.)

September 30, 2025 (Unaudited)

Shares		Value

Investment Company — 2.8%
2,049,684	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(g)	$2,049,684

Total Investment Company		2,049,684

(Cost $2,049,684)

Total Investments		$73,630,652
(Cost $73,568,769)(h) — 99.0%

Other assets in excess of liabilities — 1.0%		756,341

NET ASSETS — 100.0%		$74,386,993

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Floating rate note. Rate shown is as of report date.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(f)	The rate represents effective yield at the time of purchase.

(g)	Affiliated investment.

(h)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of September 30, 2025:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	101	December 2025	$12,406	USD	$21,048,242	Citigroup Global Markets, Inc.
Total			$12,406

Abbreviations used are defined below:

GMTN - Global Medium Term Note

MTN - Medium Term Note

SOFR - Secured Overnight Financing Rate

SOFR30A - Secured Overnight Financing Rate 30 Day Average

USD - United States Dollar

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund (cont.)

September 30, 2025 (Unaudited)

See Notes to the Financial Statements.

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Ultra-Short Fixed Income Fund

September 30, 2025 (Unaudited)

Principal Amount		Value
Corporate Bonds — 52.5%
Communications — 1.5%
$1,000,000	T-Mobile USA, Inc., 2.25%, 2/15/26	$992,133

Consumer, Cyclical — 7.6%
400,000	American Honda Finance Corp., (SOFR RATE + 0.720%), GMTN, 5.03%, 10/22/27(a)	400,117
290,000	BMW US Capital LLC, 4.65%, 8/13/26(b)	291,498
150,000	Daimler Truck Finance North America LLC, 5.13%, 9/25/27(b)	152,496
865,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 5.27%, 2/26/27(a)	865,427
655,000	Hyundai Capital America, 4.88%, 6/23/27(b)	660,939
1,000,000	Hyundai Capital America, (SOFR RATE + 1.120%), 5.27%, 6/23/27(a),(b)	1,005,425
300,000	Hyundai Capital America, 5.30%, 3/19/27(b)	304,136
500,000	Toyota Motor Credit Corp., GMTN, 4.55%, 8/7/26	502,788
450,000	Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(b)	452,022
425,000	Volkswagen Group of America Finance LLC, 5.40%, 3/20/26(b)	427,023

		5,061,871

Consumer, Non-cyclical — 4.0%
485,000	HCA, Inc., 5.00%, 3/1/28	493,639
500,000	HCA, Inc., 5.38%, 9/1/26	502,321
750,000	Kroger Co. (The), 2.65%, 10/15/26	739,453
860,000	Mars, Inc., 4.45%, 3/1/27(b)	865,916
99,000	Solventum Corp., 5.45%, 2/25/27	100,604

		2,701,933

Financial — 31.9%
750,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26	737,006
1,000,000	Athene Global Funding, 2.95%, 11/12/26(b)	985,882
1,500,000	Bank of America Corp., 5.08%, 1/20/27(c)	1,502,818
1,305,000	Charles Schwab Corp. (The), (SOFR Index + 1.050%), 5.26%, 3/3/27(a)	1,315,859
1,000,000	Citigroup, Inc., 1.46%, 6/9/27(c)	980,951
1,000,000	Citigroup, Inc., (SOFR RATE + 0.770%), 4.96%, 6/9/27(a)	1,001,244
750,000	Citizens Bank NA, 3.75%, 2/18/26	748,044
110,000	Comerica, Inc., 5.98%, 1/30/30(c)	114,443
360,000	Credit Agricole SA, 1.25%, 1/26/27(b),(c)	356,209
430,000	Deutsche Bank AG, 5.71%, 2/8/28(c)	437,686
750,000	Goldman Sachs Group, Inc. (The), Series VAR, 1.09%, 12/9/26(c)	745,292
900,000	Goldman Sachs Group, Inc. (The), 4.94%, 4/23/28(c)	910,582
1,000,000	HSBC Holdings Plc, 1.59%, 5/24/27(c)	982,224
900,000	HSBC Holdings Plc, 5.60%, 5/17/28(c)	918,756
1,000,000	JPMorgan Chase & Co., 1.04%, 2/4/27(c)	988,901
150,000	JPMorgan Chase & Co., 5.04%, 1/23/28(c)	151,702
575,000	Manufacturers & Traders Trust Co., 4.65%, 1/27/26	575,259

9

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Ultra-Short Fixed Income Fund (cont.)

September 30, 2025 (Unaudited)

Principal Amount		Value
$ 515,000	Met Tower Global Funding, 4.00%, 10/1/27(b)	$514,526
1,000,000	Morgan Stanley, 1.59%, 5/4/27(c)	984,218
500,000	Morgan Stanley, 5.05%, 1/28/27(c)	501,072
475,000	New York Life Global Funding, 3.90%, 10/1/27(b)	474,819
540,000	PNC Bank NA, 4.54%, 5/13/27(c)	540,866
750,000	Realty Income Corp., REIT, 4.45%, 9/15/26	751,675
900,000	Toronto-Dominion Bank (The), (SOFR RATE + 0.910%), GMTN, 5.12%, 6/2/28(a)	904,559
1,000,000	UBS Group AG, 4.70%, 8/5/27(b),(c)	1,003,268
1,000,000	Wells Fargo & Co., MTN, 3.20%, 6/17/27(c)	993,067
1,170,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	1,159,615

		21,280,543

Technology — 1.0%
500,000	Synopsys, Inc., 4.55%, 4/1/27	503,205
155,000	Western Digital Corp., 4.75%, 2/15/26	154,884

		658,089

Utilities — 6.5%
285,000	Consolidated Edison Co. of New York, Inc., (SOFR Index + 0.520%), 4.77%, 11/18/27(a)	285,233
1,000,000	Duke Energy Corp., 2.65%, 9/1/26	987,874
570,000	Georgia Power Co., (SOFR Index + 0.280%), 4.46%, 9/15/26(a)	569,483
745,000	NextEra Energy Capital Holdings, Inc., 4.69%, 9/1/27	753,280
400,000	NextEra Energy Capital Holdings, Inc., 4.85%, 2/4/28	407,204
1,000,000	NextEra Energy Capital Holdings, Inc., 4.95%, 1/29/26	1,002,163
340,000	Southern Co. Gas Capital Corp., Series A, 4.05%, 9/15/28	339,635

		4,344,872

Total Corporate Bonds		35,039,441

(Cost $34,853,082)

Asset Backed Securities — 34.4%
85,808	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29(b)	85,338
125,000	Affirm Asset Securitization Trust, Series 2024-X2, Class C, 5.62%, 12/17/29(b)	125,354
815,000	Ally Auto Receivables Trust, Series 2023-A, Class C, 6.08%, 1/17/34(b)	825,767
110,257	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28(b)	110,115
825,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class C, 6.27%, 1/22/29(b)	834,621
800,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29(b)	813,755
500,000	ARI Fleet Lease Trust, Series 2023-A, Class C, 6.03%, 2/17/32(b)	509,826
375,000	ARI Fleet Lease Trust, Series 2025-A, Class A2, 4.38%, 1/17/34(b)	376,178
875,000	Carmax Auto Owner Trust, Series 2021-4, Class D, 1.48%, 3/15/28	866,696

10

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Ultra-Short Fixed Income Fund (cont.)

September 30, 2025 (Unaudited)

Principal Amount		Value
$ 32,676	Carmax Auto Owner Trust, Series 2022-2, Class A3, 3.49%, 2/16/27	$32,651
171,302	Carmax Auto Owner Trust, Series 2022-4, Class A3, 5.34%, 8/16/27	171,876
6,337	CarMax Auto Owner Trust, Series 2022-1, Class A3, 1.47%, 12/15/26	6,330
255,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, 7/17/28	251,989
200,000	Carmax Select Receivables Trust, Series 2024-A, Class A3, 5.40%, 11/15/28	202,408
616,086	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	601,978
233,058	Daimler Trucks Retail Trust, Series 2022-1, Class A4, 5.39%, 1/15/30	233,139
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(b)	503,944
28,535	Dell Equipment Finance Trust, Series 2024-1, Class A2, 5.58%, 3/22/30(b)	28,566
430,955	DLLMT LLC, Series 2024-1A, Class A2, 5.08%, 2/22/27(b)	431,981
165,961	DT Auto Owner Trust, Series 2022-3A, Class C, 7.69%, 7/17/28(b)	166,449
640,846	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.55%, 6/15/27	633,318
244,102	Exeter Automobile Receivables Trust, Series 2022-1A, Class D, 3.02%, 6/15/28	242,377
201,656	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.32%, 5/15/28	202,477
750,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	770,012
250,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class B, 5.57%, 9/15/28	251,350
400,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48%, 8/15/30	403,756
170,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class B, 4.48%, 4/16/29	170,258
675,000	Exeter Select Automobile Receivables Trust, Series 2025-2, Class A2, 4.54%, 6/15/29	677,708
330,000	Ford Credit Auto Owner Trust, Series 2021-1, Class B, 1.61%, 10/17/33(b)	324,859
215,000	Ford Credit Auto Owner Trust, Series 2022-A, Class C, 2.14%, 7/15/29	213,970
245,695	GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3, 4.66%, 2/16/28	246,299
600,000	GMF Floorplan Owner Revolving Trust, Series 2024-3A, Class B, 4.92%, 11/15/28(b)	604,565
650,000	Honda Auto Receivables Owner Trust, Series 2022-2, Class A4, 3.76%, 12/18/28	649,225
106,639	Hpefs Equipment Trust, Series 2022-3A, Class C, 6.13%, 8/20/29(b)	106,639

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Ultra-Short Fixed Income Fund (cont.)

September 30, 2025 (Unaudited)

Principal Amount		Value
$600,000	Hyundai Auto Lease Securitization Trust, Series 2024-B, Class B, 5.56%, 8/15/28(b)	$607,462
64,572	Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26(b)	64,469
410,000	Kubota Credit Owner Trust, Series 2025-2A, Class A2, 4.48%, 4/17/28(b)	411,929
425,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.43%, 12/15/28(b)	433,279
396,548	Marlette Funding Trust, Series 2024-1A, Class B, 6.07%, 7/17/34(b)	399,039
348,808	MMAF Equipment Finance LLC, Series 2019-B, Class A5, 2.29%, 11/12/41(b)	345,301
339,703	MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31(b)	341,851
750,000	Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 4/25/29(b)	755,531
674,900	Santander Drive Auto Receivables Trust, Series 2022-2, Class C, 3.76%, 7/16/29	673,519
193,463	Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95%, 1/17/28	193,981
725,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77%, 12/15/28	733,831
275,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63%, 8/15/29	276,522
305,916	SBNA Auto Receivables Trust, Series 2025-SF1, Class B, 5.12%, 3/17/31(b)	306,380
450,000	Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 7/20/27(b)	450,000
395,000	Tesla Auto Lease Trust, Series 2023-B, Class B, 6.57%, 8/20/27(b)	396,007
39,350	Tesla Electric Vehicle Trust, Series 2023-1, Class A2A, 5.54%, 12/21/26(b)	39,387
480,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class C, 5.73%, 12/15/28(b)	272,014
226,795	Upstart Securitization Trust, Series 2024-1, Class A, 5.33%, 11/20/34(b)	227,461
500,000	Verizon Master Trust, Series 2023-1, Class C, 4.98%, 1/22/29	500,421
425,000	Verizon Master Trust, Series 2024-1, Class C, 5.49%, 12/20/28	425,672
362,245	Volkswagen Auto Lease Trust, Series 2024-A, Class A2A, 5.40%, 12/21/26	363,049
317,311	Volvo Financial Equipment LLC Series, Series 2024-1A, Class A2, 4.56%, 5/17/27(b)	317,592
220,000	Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48%, 9/15/27(b)	220,836
494,932	World Omni Auto Receivables Trust, Series 2021-D, Class A4, 1.10%, 11/15/27	493,142
760,000	World Omni Select Auto Trust, Series 2021-A, Class D, 1.44%, 11/15/27	759,003

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Ultra-Short Fixed Income Fund (cont.)

September 30, 2025 (Unaudited)

Principal Amount		Value
$225,000	World Omni Select Auto Trust, Series 2024-A, Class A3, 4.98%, 2/15/30	$226,376

Total Asset Backed Securities		22,909,828

(Cost $23,018,275)

Collateralized Mortgage Obligations — 4.0%
100,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class M2, (SOFR30A + 1.700%), 6.06%, 5/25/44(a),(b)	100,461
798,861	HOMES Trust, Series 2025-AFC2, Class A1A, 5.47%, 6/25/60(b)	804,881
820,814	HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, 8/25/70(b)	822,903
489,084	OBX Trust, Series 2023-NQM1, Class A1, 6.12%, 11/25/62(b),(d)	488,425
456,439	OBX Trust, Series 2025-NQM11, Class A1, 5.42%, 5/25/65(b)	460,235

Total Collateralized Mortgage Obligations		2,676,905

(Cost $2,664,270)

Commercial Paper — 7.3%
950,000	Alimentation Couche -Tard, Inc., 4.25%, 10/7/25(e)	949,200
950,000	Camden Property Trust, 4.20%, 10/2/25(e)	949,773
1,000,000	Cintas Corporation No. 2, 4.19%, 10/14/25(e)	998,358
1,000,000	Dominion Energy, Inc., 4.23%, 10/23/25(e)	997,265
1,000,000	Republic Services, Inc., 4.22%, 10/7/25(e)	999,172

Total Commercial Paper		4,893,768

(Cost $4,894,428)

Shares
Investment Company — 1.5%
983,566	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(f)	983,566

Total Investment Company		983,566

(Cost $983,566)

Total Investments		$66,503,508
(Cost $66,413,621)(g) — 99.7%

Other assets in excess of liabilities — 0.3%		195,492

NET ASSETS — 100.0%		$66,699,000

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Ultra-Short Fixed Income Fund (cont.)

September 30, 2025 (Unaudited)

(a)	Floating rate note. Rate shown is as of report date.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	The rate represents effective yield at the time of purchase.

(f)	Affiliated investment.

(g)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

GMTN - Global Medium Term Note

MTN - Medium Term Note

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

SOFR30A - Secured Overnight Financing Rate 30 Day Average

See Notes to the Financial Statements.

14

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2025 (Unaudited)

	RBC BlueBay Short Duration Fixed Income Fund	RBC BlueBay Ultra-Short Fixed Income Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $71,519,085 and $65,430,055, respectively)	$71,580,968	$65,519,942
Affiliated investments (cost $2,049,684 and $983,566, respectively)	2,049,684	983,566
Cash at broker for financial futures contracts	309,763	707
Interest and dividend receivable	537,994	322,169
Receivable from advisor	19,750	18,738
Receivable for capital shares issued	65	22,505
Unrealized appreciation on futures contracts	12,406	—
Prepaid expenses and other assets	1,886	10,903

Total Assets	74,512,516	66,878,530

Liabilities:
Cash overdraft	17,092	2,292
Professional fees payable	1,500	1,500
Distributions payable	3,367	3,430
Payable for capital shares redeemed	12,442	111,109
Accrued expenses and other payables:
Investment advisory fees	17,707	12,812
Accounting fees	12,075	12,219
Audit fees	20,622	20,592
Distribution fees	—	743
Custodian fees	1,133	—
Shareholder reports	7,871	6,081
Transfer agent fees	16,694	426
Other	15,020	8,326

Total Liabilities	125,523	179,530

Net Assets	$74,386,993	$66,699,000

Net Assets Consists of:
Capital	$75,261,247	$69,869,274
Accumulated earnings	(874,254)	(3,170,274)

Net Assets	$74,386,993	$66,699,000

15

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2025 (Unaudited)

	RBC BlueBay Short Duration Fixed Income Fund	RBC BlueBay Ultra-Short Fixed Income Fund
Net Assets
Class A	$294,865		$16,129,650
Class I	74,092,128		50,569,350

Total	$74,386,993		$66,699,000

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	30,182		1,601,715
Class I	7,593,778		5,028,744

Total	7,623,960		6,630,459

Net Asset Values and Redemption Prices Per Share:
Class A	$9.77		$10.07

Class I	$9.76		$10.06

Maximum Offering Price Per Share:
Class A	$9.92	$	N/A

Maximum Sales Charge - Class A	1.50%		N/A

See Notes to the Financial Statements.

16

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended September 30, 2025 (Unaudited)

	RBC BlueBay Short Duration Fixed Income Fund	RBC BlueBay Ultra-Short Fixed Income Fund
Investment Income:
Interest income	$1,844,141	$1,875,797
Dividend income - affiliated	41,354	63,428

Total Investment Income	1,885,495	1,939,225
Expenses:
Investment advisory fees	109,546	93,919
Distribution fees–Class A	173	7,914
Accounting fees	28,244	23,952
Audit fees	20,934	20,962
Custodian fees	2,377	2,489
Insurance fees	1,704	1,704
Legal fees	2,091	1,887
Registrations and filing fees	19,900	23,053
Shareholder reports	19,917	18,757
Transfer agent fees–Class A	1,882	3,708
Transfer agent fees–Class I	43,156	15,978
Trustees’ fees and expenses	1,783	1,498
Tax expense	1,500	1,500
Other fees	2,428	2,379

Total expenses before fee waiver/reimbursement	255,635	219,700
Advisor	(129,333)	(100,140)

Net expenses	126,302	119,560

Net Investment Income	1,759,193	1,819,665

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	12,401	13,074
Futures contracts	99,628	(23,503)

Net realized gains/(losses)	112,029	(10,429)
Net change in unrealized appreciation/(depreciation) on:
Investments	(254,251)	(37,608)
Futures contracts	(102,843)	580

Net unrealized losses	(357,094)	(37,028)

Change in net assets resulting from operations	$1,514,128	$1,772,208

See Notes to the Financial Statements.

17

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Short Duration Fixed Income Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
From Investment Activities
Operations:
Net investment income	$1,759,193	$3,184,610
Net realized gains/(losses) from investments and futures contracts	112,029	(53,957)
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(357,094)	864,880

Change in net assets resulting from operations	1,514,128	3,995,533

Distributions to Shareholders:
Class A	(8,000)	(19,779)
Class I	(1,722,689)	(3,129,874)

Change in net assets resulting from shareholder distributions	(1,730,689)	(3,149,653)

Capital Transactions: (Note 6)
Proceeds from shares issued	3,441,484	3,862,254
Distributions reinvested	1,706,767	3,102,372
Cost of shares redeemed	(1,774,038)	(1,505,616)

Change in net assets resulting from capital transactions	3,374,213	5,459,010

Net increase in net assets	3,157,652	6,304,890
Net Assets:
Beginning of period	71,229,341	64,924,451

End of period	$74,386,993	$71,229,341

Share Transactions:
Issued	351,714	396,657
Reinvested	174,308	318,659
Redeemed	(181,110)	(154,394)

Change in shares resulting from capital transactions	344,912	560,922

See Notes to the Financial Statements.

18

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Ultra-Short Fixed Income Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
From Investment Activities
Operations:
Net investment income	$1,819,665	$2,486,345
Net realized gains/(losses) from investments and futures contracts	(10,429)	12,290
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(37,028)	438,624

Change in net assets resulting from operations	1,772,208	2,937,259

Distributions to Shareholders:
Class A	(328,394)	(612,375)
Class I	(1,390,522)	(1,777,606)

Change in net assets resulting from shareholder distributions	(1,718,916)	(2,389,981)

Capital Transactions: (Note 6)
Proceeds from shares issued	17,691,010	69,955,196
Distributions reinvested	1,702,997	2,368,709
Cost of shares redeemed	(45,450,573)	(32,193,675)

Change in net assets resulting from capital transactions	(26,056,566)	40,130,230

Net increase/(decrease) in net assets	(26,003,274)	40,677,508
Net Assets:
Beginning of period	92,702,274	52,024,766

End of period	$66,699,000	$92,702,274

Share Transactions:
Issued	1,759,958	6,970,505
Reinvested	169,247	236,384
Redeemed	(4,518,867)	(3,215,988)

Change in shares resulting from capital transactions	(2,589,662)	3,990,901

See Notes to the Financial Statements.

19

FINANCIAL HIGHLIGHTS

RBC BlueBay Short Duration Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/25 (Unaudited)	$ 9.80	0.23	(0.03)	0.20	(0.23)	—	(0.23)	$ 9.77
Year Ended 3/31/25	9.68	0.45	0.11	0.56	(0.44)	—	(0.44)	9.80
Year Ended 3/31/24	9.51	0.38	0.17	0.55	(0.38)	—	(0.38)	9.68
Year Ended 3/31/23	9.69	0.22	(0.18)	0.04	(0.22)	—	(0.22)	9.51
Year Ended 3/31/22	10.18	0.12	(0.41)	(0.29)	(0.13)	(0.07)	(0.20)	9.69
Year Ended 3/31/21	9.98	0.17	0.21	0.38	(0.18)	—	(0.18)	10.18
Class I
Six Months Ended 9/30/25 (Unaudited)	$ 9.79	0.24	(0.04)	0.20	(0.23)	—	(0.23)	$ 9.76
Year Ended 3/31/25	9.66	0.46	0.12	0.58	(0.45)	—	(0.45)	9.79
Year Ended 3/31/24	9.50	0.39	0.16	0.55	(0.39)	—	(0.39)	9.66
Year Ended 3/31/23	9.68	0.24	(0.19)	0.05	(0.23)	—	(0.23)	9.50
Year Ended 3/31/22	10.16	0.13	(0.40)	(0.27)	(0.14)	(0.07)	(0.21)	9.68
Year Ended 3/31/21	9.98	0.18	0.19	0.37	(0.19)	—	(0.19)	10.16

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

20

FINANCIAL HIGHLIGHTS

RBC BlueBay Short Duration Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/25 (Unaudited)	2.03%(c)	$ 295	0.45%(d)	4.70%(d)	1.76%(d)	26%
Year Ended 3/31/25	5.93%	397	0.44%	4.58%	1.56%	67%
Year Ended 3/31/24	5.86%	434	0.44%	3.92%	1.59%	33%
Year Ended 3/31/23	0.49%	502	0.45%	2.26%	1.32%	35%
Year Ended 3/31/22	(2.84)%	887	0.45%	1.18%	1.22%	76%
Year Ended 3/31/21	6.45%	419	0.45%	1.70%	1.58%	54%
Class I
Six Months Ended 9/30/25 (Unaudited)	2.08%(c)	$74,092	0.35%(d)	4.82%(d)	0.70%(d)	26%
Year Ended 3/31/25	6.14%	70,832	0.34%	4.69%	0.73%	67%
Year Ended 3/31/24	5.86%	64,490	0.34%	4.05%	0.80%	33%
Year Ended 3/31/23	0.59%	58,973	0.35%	2.48%	0.79%	35%
Year Ended 3/31/22	(2.66)%	54,469	0.35%	1.30%	0.78%	76%
Year Ended 3/31/21	6.35%	64,179	0.35%	1.79%	0.68%	54%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01% except for the periods ended March 31, 2024 and March 31, 2025, when the Fund’s net expense ratios would increase by an amount of 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

See Notes to the Financial Statements.

21

FINANCIAL HIGHLIGHTS

RBC BlueBay Ultra-Short Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/25 (Unaudited)	$10.07	0.22	(0.01)	0.21	(0.21)	—	(0.21)	$10.07
Year Ended 3/31/25	9.96	0.47	0.09	0.56	(0.45)	—	(0.45)	10.07
Year Ended 3/31/24	9.59	0.43	0.37	0.80	(0.43)	—	(0.43)	9.96
Year Ended 3/31/23	9.73	0.23	(0.08)	0.15	(0.25)	(0.04)	(0.29)	9.59
Year Ended 3/31/22	9.99	0.08	(0.26)	(0.18)	(0.08)	—	(0.08)	9.73
Year Ended 3/31/21	9.58	0.13	0.42	0.55	(0.14)	—	(0.14)	9.99
Class I
Six Months Ended 9/30/25 (Unaudited)	$10.05	0.23	(0.01)	0.22	(0.21)	—	(0.21)	$10.06
Year Ended 3/31/25	9.95	0.48	0.08	0.56	(0.46)	—	(0.46)	10.05
Year Ended 3/31/24	9.58	0.44	0.37	0.81	(0.44)	—	(0.44)	9.95
Year Ended 3/31/23	9.72	0.25	(0.09)	0.16	(0.26)	(0.04)	(0.30)	9.58
Year Ended 3/31/22	9.98	0.09	(0.26)	(0.17)	(0.09)	—	(0.09)	9.72
Year Ended 3/31/21	9.57	0.14	0.42	0.56	(0.15)	—	(0.15)	9.98

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

22

FINANCIAL HIGHLIGHTS

RBC BlueBay Ultra-Short Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/25 (Unaudited)	2.10%(b)	$ 16,130	0.37%(c)	4.41%(c)	0.62%(c)	30%
Year Ended 3/31/25	5.74%	15,850	0.37%	4.68%	0.75%	71%
Year Ended 3/31/24	8.56%	13,353	0.37%	4.41%	0.74%	28%
Year Ended 3/31/23	1.61%	16,565	0.38%	2.34%	0.59%	32%
Year Ended 3/31/22	(1.81)%	46,963	0.38%	0.78%	0.55%	62%
Year Ended 3/31/21	5.78%	16,173	0.38%	1.30%	0.81%	56%
Class I
Six Months Ended 9/30/25 (Unaudited)	2.25%(b)	$ 50,569	0.27%(c)	4.47%(c)	0.52%(c)	30%
Year Ended 3/31/25	5.75%	76,853	0.27%	4.78%	0.65%	71%
Year Ended 3/31/24	8.68%	38,672	0.27%	4.51%	0.60%	28%
Year Ended 3/31/23	1.71%	63,028	0.28%	2.57%	0.55%	32%
Year Ended 3/31/22	(1.72)%	102,986	0.28%	0.87%	0.48%	62%
Year Ended 3/31/21	5.89%	79,747	0.28%	1.42%	0.77%	56%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01% except for the periods ended March 31, 2024, March 31, 2025 and September 30, 2025, when the Fund’s net expense ratios would increase by an amount of 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

See Notes to the Financial Statements.

23

NOTES TO FINANCIAL STATEMENTS

September 30, 2025 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 17 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC BlueBay Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)

- RBC BlueBay Ultra-Short Fixed Income Fund (“Ultra-Short Fixed Income Fund”)

The Funds offer Class A (formerly Class F) and Class I shares. Class A shares of Short Duration Fixed Income Fund are offered with a 1.50% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemptions within 12 months of a $500,000 or greater purchase on which no front-end sales charge was paid. Class A shares of Ultra-Short Fixed Income Fund and Class I shares are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Segment Reporting:

In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standards impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and assess its potential future cash flows through improved segment disclosures.

The Advisor’s Executive Committee and Fund Management collectively act as the chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.

Recent Accounting Pronouncements:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

24

NOTES TO FINANCIAL STATEMENTS

Security Valuation:

The Trust’s Board of Trustees (the ”Board“) has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence

25

NOTES TO FINANCIAL STATEMENTS

the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities as Current tax payable.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•   Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•   Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

26

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
BlueBay Short Duration Fixed Income Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$32,168,511	$—	$32,168,511
Asset Backed Securities	—	26,167,800	—	26,167,800
Collateralized Mortgage Obligations	—	5,932,812	—	5,932,812
U.S. Treasury Obligations	—	4,992,143	—	4,992,143
Commercial Paper	—	2,098,865	—	2,098,865
Investment Company	2,049,684	—	—	2,049,684
U.S. Government Agency Backed Mortgages	—	220,837	—	220,837
Other Financial Instruments*
Financial futures contracts	12,406	—	—	12,406

Total Assets	$2,062,090	$71,580,968	$—	$73,643,058

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
BlueBay Ultra-Short Fixed Income Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$35,039,441	$—	$35,039,441
Asset Backed Securities	—	22,909,828	—	22,909,828
Commercial Paper	—	4,893,768	—	4,893,768
Collateralized Mortgage
Obligations	—	2,676,905	—	2,676,905
Investment Company	983,566	—	—	983,566

Total Assets	$983,566	$65,519,942	$—	$66,503,508

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts which are valued at fair value.

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Funds to manage their risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being

27

NOTES TO FINANCIAL STATEMENTS

hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts:

The Funds entered into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Notes futures during the period ended September 30, 2025.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at September 30, 2025.

Fair Values of Derivative Financial Instrument as of September 30, 2025(1)

Statement of Assets and Liabilities Location

Asset Derivatives

	BlueBay Short Duration Fixed Income Fund	BlueBay Ultra-Short Fixed Income Fund
Interest Rate Risk:
Unrealized appreciation on futures contracts	$12,406	$—

Total	$12,406	$—

The effect of derivative instruments on the Statement of Operations during the period ended September 30, 2025 is as follows:

Derivative Instruments Categorized by Risk Exposure	BlueBay Short Duration Fixed Income Fund	BlueBay Ultra-Short Fixed Income Fund
Net realized Gain/(Loss) From:
Interest Rate Risk:
Financial futures contracts	$99,628	$(23,503)

Total	$99,628	$(23,503)

28

NOTES TO FINANCIAL STATEMENTS

Derivative Instruments Categorized by Risk Exposure	BlueBay Short Duration Fixed Income Fund	BlueBay Ultra-Short Fixed Income Fund
Net Change in Unrealized Appreciation From:
Interest Rate Risk:
Financial futures contracts	$(102,843)	$580

Total	$(102,843)	$580

(1) Not considered to be hedging instruments for accounting disclosure purposes.

For the period ended September 30, 2025, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	BlueBay Short Duration Fixed Income Fund	BlueBay Ultra-Short Fixed Income Fund
Futures long position (contracts)	101	—

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

With exchange-traded futures, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), RBC BlueBay U.S. Government Money Market Fund- Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund. As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the money market fund.

29

NOTES TO FINANCIAL STATEMENTS

	Value			Value
	March 31, 2025	Purchases	Sales	September 30, 2025	Dividends
Investments in RBC BlueBay U.S. Government Money Market Fund—Institutional Class 1
BlueBay Short Duration Fixed Income Fund	$1,223,559	$27,441,053	$(26,614,928)	$2,049,684	$41,354
BlueBay Ultra-Short Fixed Income Fund	1,531,967	55,368,687	(55,917,088)	983,566	63,428

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage- and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees, sub-transfer agent fees, shareholder servicing fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including the Funds’ servicing agreements, that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Distributions to Shareholders:

The Funds pay out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These ”book/tax“ differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be

30

NOTES TO FINANCIAL STATEMENTS

permanent (e.g., reclassification of paydown gains and losses), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Short Duration Fixed Income Fund	0.30%
Ultra-Short Fixed Income Fund	0.23%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of Class A and Class I shares of each Fund to the following levels. This expense limitation agreement is in place until July 31, 2027.

	Class A	Class I
	Annual Rate	Annual Rate
Short Duration Fixed Income Fund	0.45%	0.35%
Ultra-Short Fixed Income Fund	0.38%	0.28%

The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

The amounts subject to possible recoupment under the expense limitation agreement as of September 30, 2025 were:

	FYE 3/31/23	FYE 3/31/24	FYE 3/31/25	FYE 3/31/26	Total
BlueBay Short Duration Fixed Income Fund	$140,433	$283,295	$259,448	$127,658	$810,834
BlueBay Ultra-Short Fixed Income Fund	136,214	218,547	195,380	97,450	647,591

There was no recoupment of expense reimbursement/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to RBC GAM-US indirectly through its investment in an affiliated money market fund. These waivers are voluntary and not subject to recoupment. These amounts are included in expenses waived/reimbursed by Advisor in the Statements of Operations. For the period ended September 30, 2025, the amounts waived were as follows:

Fees Waived
BlueBay Short Duration Fixed Income Fund	$1,675
BlueBay Ultra-Short Fixed Income Fund	2,690

RBC GAM-US serves as co-administrator to the Funds. The Bank of New York Mellon. (”BNY Mellon“) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon

31

NOTES TO FINANCIAL STATEMENTS

receives a fee for its services payable by the Funds based in part on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent trustees (trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $100,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent trustees receive a quarterly meeting fee of $6,500, for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

4. Fund Distribution:

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The current Plan fee rate for Class A is 0.10%.

Plan fees are based on average daily net assets of Class A. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the period ended September 30, 2025, there were no fees waived by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended period ended September 30, 2025.

For the period ended period ended September 30, 2025, the Distributor received no commissions from front-end sales charges of Class A shares.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended September 30, 2025 were as follows:

	Purchases (Excl. U.S. Gov’t)	Sales (Excl. U.S. Gov’t)	Sales of U.S. Gov’t.
BlueBay Short Duration Fixed Income Fund	$18,271,149	$16,951,073	$54,429
BlueBay Ultra-Short Fixed Income Fund	18,933,483	27,317,193	—

32

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized below:

	BlueBay Short Duration Fixed Income Fund		BlueBay Ultra-Short Fixed Income Fund
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,402	$5,919	$2,215,736	$8,405,854
Distributions reinvested	8,000	19,779	327,311	610,314
Cost of shares redeemed	(111,029)	(68,062)	(2,270,169)	(6,667,530)

Change in Class A	$(101,627)	$(42,364)	$272,878	$2,348,638

Class I
Proceeds from shares issued	$3,440,082	$3,856,335	$15,475,274	$61,549,342
Distributions reinvested	1,698,767	3,082,593	1,375,686	1,758,395
Cost of shares redeemed	(1,663,009)	(1,437,554)	(43,180,404)	(25,526,145)

Change in Class I	$3,475,840	$5,501,374	$(26,329,444)	$37,781,592

Change in net assets resulting from capital transactions	$3,374,213	$5,459,010	$(26,056,566)	$40,130,230

SHARE TRANSACTIONS:
Class A
Issued	143	609	220,061	837,456
Reinvested	816	2,029	32,493	60,852
Redeemed	(11,337)	(6,966)	(225,462)	(664,496)

Change in Class A	(10,378)	(4,328)	27,092	233,812

Class I
Issued	351,571	396,048	1,539,897	6,133,049
Reinvested	173,492	316,630	136,754	175,532
Redeemed	(169,773)	(147,428)	(4,293,405)	(2,551,492)

Change in Class I	355,290	565,250	(2,616,754)	3,757,089

Change in shares resulting from capital transactions	344,912	560,922	(2,589,662)	3,990,901

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the

33

NOTES TO FINANCIAL STATEMENTS

Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of and during the year ended period ended September 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended Period ended September 30, 2025, the Funds did not incur any interest or penalties.

As of September 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BlueBay Short Duration Fixed Income Fund	$73,568,769	$672,679	$(610,796)	$61,883
BlueBay Ultra-Short Fixed Income Fund	66,413,621	318,126	(228,240)	89,886

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the mark to market on derivatives.

The tax character of distributions during the year ended March 31, 2025 were as follows:

	Distributions Paid From
	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
BlueBay Short Duration Fixed Income Fund	$3,148,475	$3,148,475	$3,148,475
BlueBay Ultra-Short Fixed Income Fund	2,386,381	2,386,381	2,386,381

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated March 31, 2026.

During the period ended March 31, 2025, BlueBay Short Duration Fixed Income Fund and BlueBay Ultra-Short Fixed Income Fund utilized $162,814 and $186,999, respectively, of capital loss carryforwards.

As of March 31, 2025, the Short Duration Fixed Income Fund and the Ultra-Short Fixed Income Fund had a short-term capital loss carryforward of $(81,011) and $(301,351) and a long-term capital loss carryforward of $(899,453) and $(3,049,301) respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. Short Duration Fixed Income Fund and Ultra Short Fixed Income Fund didn’t have any qualified late-year losses this year.

34

NOTES TO FINANCIAL STATEMENTS

8. Line of Credit

The Funds, along with other Funds within the Trust, participate in an uncommitted, secured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 25, 2026. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since multiple funds within the Trust participate in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at September 30, 2025 and there were no borrowings made by the Funds during the period.

9. Significant Risks

Shareholder concentration risk:

As of September 30, 2025, the Funds had broker-dealer omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
BlueBay Short Duration Fixed Income Fund	2	54.0%
BlueBay Ultra-Short Fixed Income Fund	1	80.2%

In addition, two unaffiliated shareholders owned in aggregate 56.6% of Short Duration Fixed Income Fund as of September 30, 2025. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease, epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. In addition, tariffs, trade restrictions, economic sanctions, export controls, or retaliatory measures, or the threat or potential of one or more such events and developments may be an ongoing source of instability, potentially resulting in significant currency fluctuations, or have other adverse effects on international markets, international trade agreements, or other existing cross-border cooperation arrangements. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

Interest Rate Risk:

A Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, a Fund’s yield may also be low. When interest rates increase, securities held by a Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. A Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

35

NOTES TO FINANCIAL STATEMENTS

Credit Spread Risk:

A Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived (whether by market participants, rating agencies, pricing services or otherwise) deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

10. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

36

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory Agreement

In September 2025, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreement with the Advisor (the “Agreement”) for each Fund for an additional year.

As part of their review of the Agreement, the Trustees requested and considered information regarding the services performed by the Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Funds; and the Funds’ performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year; information presented at both a special meeting held to review requested material related to the proposed renewals and a regular meeting at which the proposed renewals were considered; and their experience with the portfolio management team over the years. The information included material provided by the Advisor, as well as reports prepared by Broadridge Financial Solutions, Inc., an independent statistical compilation company, providing comparative fee and expense information and comparative performance information for the Funds. In connection with their deliberations, the independent Trustees had the opportunity to ask questions and request additional information and were advised by and met separately with independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals from the Advisor, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature and quality of the services provided to the Funds by the Advisor, including information as to each Fund’s performance relative to appropriate index benchmarks and their respective Morningstar categories as well as information with respect to custom peer groups designed to align more closely with the Funds’ specific investment strategies. The Board was informed of the fact that both Funds had outperformed their respective benchmark indices for each of the 1-, 3-and 5-year periods and, although the BlueBay Short Duration Fixed Income Fund had underperformed the median performance of its Morningstar category for the 1-year period, it had outperformed the same measure for the 3 and 5 year periods, and had outperformed the median performance of its peer group for the 1-, 3- and 5-year periods. The Board was further informed of the fact that, through the BlueBay Ultra-Short Fixed Income Fund underperformed the median performance of its peer group for the 1 year period, it had outperformed the same measure for the 3- and 5-year periods, and had outperformed the median performance of its Morningstar category for the 1-, 3- and 5-year periods.

The Trustees reviewed advisory fee and expense information for each Fund compared to similarly situated funds, including information regarding other client accounts advised or sub-advised by the Advisor with similar investment strategies and the reasons for any differences in fees, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds.

The Trustees noted that the advisory fees and expense ratios were competitive and, in particular, that each of the Fund’s total net expenses were lower than the median of their respective peer group and Morningstar category. The Trustees considered, and viewed favorably, the arrangements to subsidize Fund expenses at competitive levels through expense limitation agreements with the Adviser. The Trustees reviewed profitability data for the Advisor, including year-over-year variances, in order to consider the existence of economies of scale in the provision of services by the Advisor which could be shared with the Funds through fee breakpoints or other means. The Trustees also considered information regarding other benefits the Advisor and its affiliates derived from their relationships with the Funds.

In considering the nature and quality of services provided by the Advisor to the Funds, the Trustees noted the significant depth and experience of the Advisor’s team with regard to management of shorter duration portfolios, and their demonstrated capabilities with respect to research, credit, and

37

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

fundamental analysis, as well as the Advisor’s operational and compliance structure and systems. The Trustees were satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds.

Based upon their review, the Trustees determined that the advisory fees payable to the Advisor were reasonable and fair in view of the nature and quality of the services to be provided by the Advisor under all the circumstances and were within the range of what might have been negotiated at arms’ length. The Trustees approved the renewal of the Agreement and the expense limitation arrangement for each Fund for an additional year. In arriving at their collective decision to approve the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

38

RBC Funds

PO Box 219252

Kansas City, MO 64121-9252

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2025.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council® certified paper. This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources. The Forest Stewardship Council® promotes environmentally appropriate,

socially beneficial, and economically viable management of the world’s forests.

RBCF-FI SAR 09-25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the Financial Statements and Other Important Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements and Other Important Information filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR

270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RBC Funds Trust

By (Signature and Title)*	/s/ David Eikenberg
David Eikenberg, President and Chief Executive Officer (principal executive officer)

Date December 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Eikenberg
David Eikenberg, President and Chief Executive Officer
(principal executive officer)

Date December 2, 2025

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date December 2, 2025

* Print the name and title of each signing officer under his or her signature.